Filed with the Securities and Exchange Commission on October 30, 1996

                                                           File No. 2-96461
                                                           File No. 811-4257

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Pre-Effective Amendment No.
                                         --

         Post-Effective Amendment No.    20
                                         --

                                       and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No.    24
                          --

                      Scudder Variable Life Investment Fund
                      -------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                 Two International Place, Boston, MA 02110-4103
                 ----------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (617) 295-2567

                               Thomas F. McDonough
                         Scudder, Stevens & Clark, Inc.
                 Two International Place, Boston, MA 02110-4103
                 ----------------------------------------------
                       (Name Address of Agent for Service)

It is proposed that this filing will become effective

           X    immediately upon filing pursuant to paragraph (b)
           --

               on ________________ pursuant to paragraph (b)
           --

               60 days after filing pursuant to paragraph (a)(i)
           --

               on ________________pursuant to paragraph (a)(i)
           --

               75 days after filing pursuant to paragraph (a)(ii)
           --

               on ________________pursuant to paragraph (a)(ii) of Rule 485.
           --


If appropriate, check the following box:

           -- This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Registrant has filed a declaration registering an indefinite amount of securities pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. The Registrant has filed the notice required by Rule 24f-2 for its most recent fiscal year on May 14, 1996.



                      SCUDDER VARIABLE LIFE INVESTMENT FUND
                           GLOBAL DISCOVERY PORTFOLIO
                              CROSS-REFERENCE SHEET

                           Items Required By Form N-1A
                           ---------------------------


PART A
------

     Item No.        Item Caption                   Prospectus Caption
     --------        ------------                   ------------------

        1.           Cover Page                     COVER PAGE

        2.           Synopsis                       NOT APPLICABLE

        3.           Condensed Financial            NOT APPLICABLE
                     Information

        4.           General Description of         INVESTMENT CONCEPT OF THE FUND;
                     Registrant                     INVESTMENT OBJECTIVES AND POLICIES OF THE PORTFOLIO; SPECIAL RISK
                                                    CONSIDERATIONS; POLICIES AND TECHNIQUES APPLICABLE TO THE
                                                    PORTFOLIO; INVESTMENT RESTRICTIONS

        5.           Management of the Fund         INVESTMENT ADVISER; PORTFOLIO MANAGEMENT;
                                                    ADDITIONAL INFORMATION

        5A.          Management's Discussion of     NOT APPLICABLE
                     Fund Performance

        6.           Capital Stock and Other        TAX STATUS, DIVIDENDS AND DISTRIBUTIONS;
                     Securities                     SHAREHOLDER COMMUNICATIONS; ADDITIONAL INFORMATION

        7.           Purchase of Securities         DISTRIBUTOR; PURCHASES AND REDEMPTIONS;
                     Being Offered                  NET ASSET VALUE

        8.           Redemption or Repurchase       PURCHASES AND REDEMPTIONS;
                                                    NET ASSET VALUE

        9.           Pending Legal Proceedings      NOT APPLICABLE


                             Cross Reference-Page 1

                      SCUDDER VARIABLE LIFE INVESTMENT FUND
                              CROSS-REFERENCE SHEET

                           Items Required By Form N-1A
                           ---------------------------


PART B
------

                                                       Caption in Statement of
    Item No.        Item Caption                       Additional Information
    --------        ------------                       ----------------------

       10.          Cover Page                         COVER PAGE

       11.          Table of Contents                  TABLE OF CONTENTS

       12.          General Information and History    ORGANIZATION AND CAPITALIZATION

       13.          Investment Objectives and          INVESTMENT OBJECTIVE AND POLICIES; POLICIES AND TECHNIQUES
                    Policies                           APPLICABLE TO THE PORTFOLIO; INVESTMENT RESTRICTIONS;
                                                       PORTFOLIO TURNOVER

       14.          Management of the Fund             MANAGEMENT

       15.          Control Persons and Principal      TRUSTEES AND OFFICERS
                    Holders of Securities

       16.          Investment Advisory and Other      INVESTMENT ADVISER AND DISTRIBUTOR; EXPERTS
                    Services

       17.          Brokerage Allocation               ALLOCATION OF PORTFOLIO BROKERAGE

       18.          Capital Stock and Other            ORGANIZATION AND CAPITALIZATION;
                    Securities                         ADDITIONAL INFORMATION

       19.          Purchase, Redemption and           PURCHASES AND REDEMPTIONS;
                    Pricing of Securities Being        NET ASSET VALUE;
                    Offered                            DIVIDENDS AND DISTRIBUTIONS

       20.          Tax Status                         TAX STATUS; DIVIDENDS AND DISTRIBUTIONS

       21.          Underwriters                       INVESTMENT ADVISER AND DISTRIBUTOR

       22.          Calculations of                    PERFORMANCE INFORMATION
                    Performance Data

       23.          Financial Statements               FINANCIAL STATEMENTS



                             Cross Reference-Page 2

                              FINANCIAL HIGHLIGHTS

MONEY MARKET PORTFOLIO

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

If you would like more detailed information concerning the Portfolio's performance, a copy of the June 30, 1996 Semiannual Report to Shareholders may be obtained without charge by calling a Participating Insurance Company or by writing to broker/dealers offering the previously mentioned VA contracts and VLI policies, or Scudder Investor Services, Inc.


                               Six Months
                                 Ended
                                June 30,                                Years Ended December 31,
                                 1996       ------------------------------------------------------------------------------
                              (Unaudited)    1995     1994     1993     1992     1991     1990     1989     1988     1987
                              -----------   ------   ------   ------   ------   ------   ------   ------   ------   ------
Net asset value,
   beginning of
   period...................    $1.000      $1.000   $1.000   $1.000   $1.000   $1.000   $1.000   $1.000   $1.000   $1.000
                                ------      ------   ------   ------   ------   ------   ------   ------   ------   ------
Income from
   investment operations:
   Net investment
      income (a)............      .025        .055     .037     .025     .033     .057     .076     .088     .068     .060
Less distributions from
   net investment
   income...................     (.025)      (.055)   (.037)   (.025)   (.033)   (.057)   (.076)   (.088)   (.068)   (.060)
                                ------      ------   ------   ------   ------   ------   ------   ------   ------   ------
Net asset value,
   end of period............    $1.000      $1.000   $1.000   $1.000   $1.000   $1.000   $1.000   $1.000   $1.000   $1.000
                                ======      ======   ======   ======   ======   ======   ======   ======   ======   ======
Total Return (%)............      2.49 (d)    5.65     3.72     2.54     3.33     5.81     7.83     8.84     7.08     5.95
Ratios and
Supplemental Data
Net assets, end of
   period ($ millions)......        82          80       90       49       34       28       32       15       11        8
Ratio of operating
   expenses, net to
   average daily net
   assets (%) (a)...........       .48 (c)     .50      .56      .66      .64      .67      .69      .72      .75      .75
Ratio of net
   investment income
   to average daily
   net assets (%)...........      4.95 (c)    5.51     3.80     2.55     3.26     5.67     7.57     8.53     6.99     6.06
(a) Portion of expenses
       reimbursed
       (Note B).............    $   --      $   --   $   --   $   --   $   --   $   --   $   --   $ .001   $ .003   $ .006
(b) Original capital
(c) Annualized
(d) Not annualized
(e) On August 22, 1986, the Trustees voted to change the year end of the Fund from June 30 to December 31.

                                                For the Period
                               Six Months       July 16, 1985
                                  Ended         (commencement
                                December        of operations)
                                   31,           to June 30,
                                 1986(e)            1986
                               ----------       --------------
Net asset value,
   beginning of
   period...................      $1.000           $1.000 (b)
                                  ------           ------
Income from
   investment operations:
   Net investment
      income (a)............        .026             .064
Less distributions from
   net investment
   income...................       (.026)           (.064)
                                  ------           ------
Net asset value,
   end of period............      $1.000           $1.000
                                  ======           ======
Total Return (%)............        2.59 (d)         6.59 (d)
Ratios and
Supplemental Data
Net assets, end of
   period ($ millions)......           3               --
Ratio of operating
   expenses, net to
   average daily net
   assets (%) (a)...........         .75 (c)          .60 (c)
Ratio of net
   investment income
   to average daily
   net assets (%)...........        5.10 (c)         6.75 (c)
(a) Portion of expenses
       reimbursed
       (Note B).............      $ .022           $ .133
(b) Original capital
(c) Annualized
(d) Not annualized
(e) On August 22, 1986, the Trustees voted to change the year end of the Fund from June 30 to December 31.

                              FINANCIAL HIGHLIGHTS

BOND PORTFOLIO

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

If you would like more detailed information concerning the Portfolio's performance, a copy of the June 30, 1996 Semiannual Report to Shareholders may be obtained without charge by calling a Participating Insurance Company or by writing to broker/dealers offering the previously mentioned VA contracts and VLI policies, or Scudder Investor Services, Inc.



                             Six Months
                               Ended
                              June 30,                                   Years Ended December 31, (e)
                              1996(e)     -----------------------------------------------------------------------------------------
                            (Unaudited)    1995      1994     1993      1992      1991       1990      1989       1988        1987
                            -----------   -------   ------   -------   ------    -------    ------    -------    -------    -------
Net asset value,
   beginning of
   period ................  $  7.16       $  6.48   $ 7.42   $  7.19   $ 7.37    $  6.73    $ 6.72    $  6.39    $  6.47    $  6.67
                            -------       -------   ------   -------   ------    -------    ------    -------    -------    -------
Income from
   investment
   operations:
      Net investment
         income (a) ......      .19           .44      .43       .48      .49        .52       .53        .54        .54        .49
      Net realized and
         unrealized gain
         (loss) on
         investment
         transactions ....     (.33)          .69     (.77)      .38     (.02)       .61      (.02)       .18       (.19)      (.40)
                            -------       -------   ------   -------   ------    -------    ------    -------    -------    -------
Total from investment
   operations ............     (.14)         1.13     (.34)      .86      .47       1.13       .51        .72        .35        .09
                            -------       -------   ------   -------   ------    -------    ------    -------    -------    -------
Less distributions from:
      Net investment
         income ..........     (.42)         (.45)    (.43)     (.48)    (.46)      (.47)     (.50)      (.39)      (.43)      (.29)
      Net realized gains
         on investment
         transactions ....       --            --     (.17)     (.15)    (.19)      (.02)       --         --         --         --
                            -------       -------   ------   -------   ------    -------    ------    -------    -------    -------
Total distributions ......     (.42)         (.45)    (.60)     (.63)    (.65)      (.49)     (.50)      (.39)      (.43)      (.29)
                            -------       -------   ------   -------   ------    -------    ------    -------    -------    -------
Net asset value,
   end of period .........  $  6.60       $  7.16   $ 6.48   $  7.42   $ 7.19    $  7.37    $ 6.73    $  6.72    $  6.39    $  6.47
                            =======       =======   ======   =======   ======    =======    ======    =======    =======    =======
TOTAL RETURN (%) .........    (2.17)(d)     18.17    (4.79)    12.38     7.01      17.61      8.06      11.65       5.46       1.22
RATIOS AND
SUPPLEMENTAL DATA
Net assets, end of
   period ($ millions) ...       63            73      142       129      113         74        42         22          3          3
Ratio of operating
   expenses, net to
   average net
   assets (%) (a) ........      .64(c)        .56      .58       .61      .63        .69       .73        .75        .75        .75
Ratio of net investment
   income to average
   net assets (%) ........     5.99(c)       6.29     6.43      6.59     6.89       7.51      8.05       8.04       7.86       7.53
Portfolio turnover
   rate (%) ..............   119.65(c)     177.21    96.55    125.15    87.00     115.86     71.02     103.41     245.23     186.05
(a) Portion of
    expenses
    reimbursed
    (Note B) .............  $    --       $    --   $   --   $    --   $   --    $    --    $   --    $   .01    $   .04    $   .08
(b) Original capital
(c) Annualized
(d) Not annualized
(e) Per share amounts, for each of the periods identified, have been calculated using the monthly average shares outstanding during the period method.
(f) On August 22, 1986, the Trustees voted to change the year end of the Fund from June 30 to December 31.

                                 Six       For the Period
                                Months     July 16, 1985
                                Ended      (commencement
                               December    of operations)
                                  31,        to June 30,
                              1986(e)(f)        1986
                             -----------   --------------
Net asset value,
   beginning of
   period ................   $ 6.56          $ 6.00(b)
                             ------          ------
Income from
   investment
   operations:
      Net investment
         income (a) ......      .23             .45
      Net realized and
         unrealized gain
         (loss) on
         investment
         transactions ....      .08             .44
                             ------          ------
Total from investment
   operations ............      .31             .89
                             ------          ------
Less distributions from:
      Net investment
         income ..........     (.17)           (.33)
      Net realized gains
         on investment
         transactions ....     (.03)             --
                             ------          ------
Total distributions ......     (.20)           (.33)
                             ------          ------
Net asset value,
   end of period .........   $ 6.67          $ 6.56
                             ======          ======
TOTAL RETURN (%) .........     4.90(d)        15.11(d)
RATIOS AND
SUPPLEMENTAL DATA
Net assets, end of
   period ($ millions) ...        1              --
Ratio of operating
   expenses, net to
   average net
   assets (%) (a) ........      .75(c)          .60(c)
Ratio of net investment
   income to average
   net assets (%) ........     6.88(c)         7.48(c)
Portfolio turnover
   rate (%) ..............    23.82(c)         6.27(c)
(a) Portion of
    expenses
    reimbursed
    (Note B) .............   $  .21          $  .80
(b) Original capital
(c) Annualized
(d) Not annualized
(e) Per share amounts, for each of the periods identified, have been calculated using the monthly average shares outstanding during the period method.
(f) On August 22, 1986, the Trustees voted to change the year end of the Fund from June 30 to December 31.

                              FINANCIAL HIGHLIGHTS

BALANCED PORTFOLIO

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

If you would like more detailed information concerning the Portfolio's performance, a copy of the June 30, 1996 Semiannual Report to Shareholders may be obtained without charge by calling a Participating Insurance Company or by writing to broker/dealers offering the previously mentioned VA contracts and VLI policies, or Scudder Investor Services, Inc.


                          Six Months
                            Ended
                           June 30,                              Years Ended December 31, (e)
                           1996(e)       --------------------------------------------------------------------------
                          (Unaudited)     1995        1994        1993        1992       1991      1990       1989
                          -----------    --------------------------------------------------------------------------
Net asset value,
  beginning of
  period ..............     $10.95       $ 8.97     $ 10.23     $ 10.02      $ 9.85    $  8.10    $ 8.75     $ 7.62
                            ------       ------     -------     -------      ------    -------    ------     ------
Income from
  investment
  operations:
  Net investment
    income (a) ........        .15          .30         .29         .30         .29        .35       .42        .40
  Net realized and
    unrealized
    gain (loss) on
    investment
    transactions ......        .50         2.04        (.48)        .42         .36       1.77      (.59)      1.06
                            ------       ------     -------     -------      ------    -------    ------     ------
Total from investment
  operations ..........        .65         2.34        (.19)        .72         .65       2.12      (.17)      1.46
                            ------       ------     -------     -------      ------    -------    ------     ------
Less distributions
  from:
  Net investment
    income ............       (.15)        (.30)       (.30)       (.28)       (.29)      (.37)     (.43)      (.33)
  Net realized gains
    on investment
    transactions ......       (.30)        (.06)       (.77)       (.23)       (.19)         -      (.05)         -
                            ------       ------     -------     -------      ------    -------    ------     ------
Total distributions ...       (.45)        (.36)      (1.07)       (.51)       (.48)      (.37)     (.48)      (.33)
                            ------       ------     -------     -------      ------    -------    ------     ------
Net asset value,
    end of period .....     $11.15       $10.95     $  8.97     $ 10.23      $10.02    $  9.85    $ 8.10     $ 8.75
                            ======       ======     =======     =======      ======    =======    ======     ======
TOTAL RETURN (%) ......       6.05(d)     26.67       (2.05)       7.45        6.96      26.93     (1.91)     19.50
RATIOS AND
SUPPLEMENTAL DATA
Net assets, end of
  period ($ millions)..         79           68          46          45          37         25        16         18
Ratio of operating
  expenses, net to
  average net
  assets (%) (a) ......        .63(c)       .65         .75         .75         .75        .75       .75        .75
Ratio of net
  investment  income
  average
  net assets (%) ......       2.74(c)      3.01        3.19        3.01        3.01       4.00      5.15       4.74
Portfolio turnover
  rate (%) ............      87.10(c)     87.98      101.64      133.95*      51.66      62.03     49.03      77.98
Average commission
  rate paid (g) .......     $.0515       $    -     $     -     $     -        $  -    $     -    $    -     $    -
(a)Portion of
   expenses
   reimbursed
   (Note B) ...........     $    -       $    -     $     -     $     -        $  -    $   .01    $    -     $  .01
(b)Original capital
(c)Annualized
(d)Not annualized
(e)Per share amounts, for each of the periods identified, have been calculated using the monthly average shares outstanding during the period method.
(f)On August 22, 1986, the Trustees voted to change the year end of the Fund from June 30 to December 31.
(g)Average commission rate paid per share of common and preferred securities is calculated for fiscal years beginning on or after September 1, 1995.

                                                         Six         For the Period
                                                        Months        July 16, 1985
                               Years Ended              Ended         (commencement
                             December 31, (e)          December       of operations)
                             -----------------            31,          to June 30,
                              1988       1987         1986(e)(f)          1986
                             -----------------        ----------     ---------------
Net asset value,
  beginning of
  period ...............    $  6.88   $  7.35           $ 7.58         $ 6.00(b)
                            -------   -------           ------         ------
Income from
  investment
  operations:
  Net investment
    income (a) ........         .33       .34              .15            .31
  Net realized and
    unrealized
    gain (loss) on
    investment
    transactions ......         .64      (.45)            (.11)          1.50
                            -------   -------           ------         ------
Total from investment
  operations ..........         .97      (.11)             .04           1.81
                            -------   -------           ------         ------
Less distributions
  from:
  Net investment
    income ............        (.23)     (.23)            (.18)          (.23)
  Net realized gains
    on investment
    transactions ......           -      (.13)            (.09)             -
                            -------   -------           ------         ------
Total distributions ...        (.23)     (.36)            (.27)          (.23)
                            -------   -------           ------         ------
Net asset value,
    end of period .....     $  7.62   $  6.88           $ 7.35         $ 7.58
                            =======   =======           ======         ======
TOTAL RETURN (%) ......       14.21     (1.68)             .46(d)       30.60(d)
RATIOS AND
SUPPLEMENTAL DATA
Net assets, end of
  period ($ millions)..          11        12                1                -
Ratio of operating
  expenses, net to
  average net
  assets (%) (a) ......         .75       .75              .75(c)         .60(c)
Ratio of net
  investment  income
  average
  net assets (%) ......        4.48      4.42             4.20(c)        4.87(c)
Portfolio turnover
  rate (%) ............      109.95    111.00            28.86(c)       64.12(c)
Average commission
  rate paid (g) .......     $     -   $    -            $    -         $    -
(a)Portion of
   expenses
   reimbursed
   (Note B) ...........     $   .03   $   .03           $  .17         $  .80
(b)Original capital
(c)Annualized
(d)Not annualized
(e)Per share amounts, for each of the periods identified, have been calculated using the monthly average shares outstanding during the period method.
(f)On August 22, 1986, the Trustees voted to change the year end of the Fund from June 30 to December 31.
(g)Average commission rate paid per share of common and preferred securities is calculated for fiscal years beginning on or after September 1, 1995.

 * On May 1, 1993, the Portfolio adopted its present name and investment objective which is a balance of growth and income from a diversified portfolio of equity and fixed income securities. Prior to that date, the Portfolio was known as the Managed Diversified Portfolio and its investment objective was to realize a high level of long-term total rate of return consistent with prudent investment risk. The portfolio turnover rate increased due to implementing the present investment objective. Financial highlights for the nine periods ended December 31, 1993 should not be considered representative of the present Portfolio.

                              FINANCIAL HIGHLIGHTS

GROWTH AND INCOME PORTFOLIO

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

If you would like more detailed information concerning the Portfolio's performance, a copy of the June 30, 1996 Semiannual Report to Shareholders may be obtained without charge by calling a Participating Insurance Company or by writing to broker/dealers offering the previously mentioned VA contracts and VLI policies, or Scudder Investor Services, Inc.


                                                                                                           FOR THE PERIOD
                                                                            SIX MONTHS                       MAY 2, 1994
                                                                              ENDED          YEAR           (COMMENCEMENT
                                                                             JUNE 30,        ENDED          OF OPERATIONS)
                                                                               1996       DECEMBER 31,      TO DECEMBER 31,
                                                                            (UNAUDITED)       1995               1994
                                                                            -----------   ------------     ----------------

  Net asset value, beginning of period ...............................       $   7.98       $   6.26           $   6.00(c)
                                                                             --------       --------           --------
  Income from investment operations:
    Net investment income (a) ........................................            .13            .23                .13
    Net realized and unrealized gain (loss) on investment transactions            .55           1.72                .17
                                                                             --------       --------           --------
  Total from investment operations ...................................            .68           1.95                .30
                                                                             --------       --------           --------
  Less distributions from:
    Net investment income ............................................           (.11)          (.19)              (.04)
    Net realized gains on investment transactions ....................           (.10)          (.04)              --
                                                                             --------       --------           --------
  Total distributions ................................................           (.21)          (.23)              (.04)
                                                                             --------       --------           --------
  Net asset value, end of period .....................................       $   8.45       $   7.98           $   6.26
                                                                             ========       ========           ========
  TOTAL RETURN (%) ...................................................           8.62(e)       31.74               4.91(e)
  RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period ($ millions) .............................             68             52                 20
  Ratio of operating expenses, net to average net assets (%) (a) .....            .68(d)         .75                .75(d)
  Ratio of net investment income to average net assets (%) ...........           3.09(d)        3.18               3.63(d)
  Portfolio turnover rate (%) ........................................          37.48(d)       24.33              28.41(d)
  Average commission rate paid (b) ...................................       $  .0493       $     --           $     --

(a)   Portion of expenses waived (Note B) ............................       $     --       $     --           $    .03

(b) Average commission rate paid per share of common and preferred securities is calculated for fiscal years beginning on or after September 1, 1995.

(c)   Original capital

(d)   Annualized

(e)   Not annualized

(f) Per share amounts have been calculated using the monthly average shares outstanding during the period method.

                              FINANCIAL HIGHLIGHTS

CAPITAL GROWTH PORTFOLIO

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

If you would like more detailed information concerning the Portfolio's performance, a copy of the June 30, 1996 Semiannual Report to Shareholders may be obtained without charge by calling a Participating Insurance Company or by writing to broker/dealers offering the previously mentioned VA contracts and VLI policies, or Scudder Investor Services, Inc.


                               Six Months
                                 Ended
                                June 30,                            Years Ended December 31, (f)
                                1996(f)     -------------------------------------------------------------------------
                              (Unaudited)    1995    1994    1993     1992     1991    1990     1989     1988    1987
                              -----------    ----    ----    ----     ----     ----    ----     ----     ----    ----
Net asset value,
  beginning of period ......     $15.08    $ 12.23  $14.95  $12.71  $12.28   $ 8.99   $10.21  $ 8.53  $  7.06  $  7.67
                                 ------    -------  ------  ------  ------   ------   ------  ------  -------  -------
Income from
  investment operations:
  Net investment
    income (a) .............        .09        .14     .06     .06     .11      .16      .25     .35      .16      .15
  Net realized and
    unrealized gain
    (loss) on
    investment
    transactions ...........       1.26       3.25   (1.42)   2.52     .66     3.35    (1.00)   1.58     1.40     (.28)
                                 ------    -------  ------  ------  ------   ------   ------  ------  -------  -------
Total from investment
    operations .............       1.35       3.39   (1.36)   2.58     .77     3.51     (.75)   1.93     1.56     (.13)
                                 ------    -------  ------  ------  ------   ------   ------  ------  -------  -------
Less distributions from:
  Net investment
    income .................       (.09)      (.11)   (.05)   (.07)   (.11)    (.22)    (.24)   (.25)    (.09)    (.09)
  Net realized gains
    on investment
    transactions ...........      (1.26)      (.43)  (1.31)   (.27)   (.23)      --     (.23)     --       --     (.39)
                                 ------    -------  ------  ------  ------   ------   ------  ------  -------  -------
Total distributions ........      (1.35)      (.54)  (1.36)   (.34)   (.34)    (.22)    (.47)   (.25)    (.09)    (.48)
                                 ------    -------  ------  ------  ------   ------   ------  ------  -------  -------
Net asset value,
  end of period ............     $15.08    $ 15.08  $12.23  $14.95  $12.71   $12.28   $ 8.99  $10.21  $  8.53  $  7.06
                                 ======    =======  ======  ======  ======   ======   ======  ======  =======  =======
TOTAL RETURN (%) ...........       9.09(e)   28.65   (9.67)  20.88    6.42    39.56    (7.45)  22.75    22.07    (1.88)
RATIOS AND
SUPPLEMENTAL DATA
Net assets, end of
  period ($ millions) ......        390        338     257     257     167      108       45      45       17       10
Ratio of operating
  expenses, net to
  average net
  assets (%) (a) ...........        .54(d)     .57     .58     .60     .63      .71      .72     .75      .75      .75
Ratio of net
  investment income
  to average
  net assets (%) ...........       1.23(d)    1.06     .47     .46     .95     1.49     2.71    3.51     2.17     1.68
Portfolio turnover
  rate (%) .................      68.45(d)  119.41   66.44   95.31   56.29    58.88    61.39   63.96   129.75   113.34
Average commission
  rate paid (b) ............     $.0593    $    --  $   --  $   --  $   --   $   --   $   --  $   --  $    --  $    --
(a) Portion of
    expenses
    reimbursed
    (Note B) ...............     $   --    $    --  $   --  $   --  $   --   $   --   $   --  $  .01  $   .01  $   .04



                                   Six       For the Period
                                  Months     July 16, 1985
                                  Ended      (commencement
                                 December    of operations)
                                    31,       to June 30,
                                 1986(f)(g)      1986
                                 ---------   --------------
Net asset value,
  beginning of period ......       $ 7.93       $ 6.00(c)
                                   ------       ------
Income from
  investment operations:
  Net investment
    income (a) .............          .09          .19
  Net realized and
    unrealized gain
    (loss) on
    investment
    transactions ...........         (.07)        1.87
                                   ------       ------
Total from investment
    operations .............          .02         2.06
                                   ------       ------
Less distributions from:
  Net investment
    income .................         (.07)        (.13)
  Net realized gains
    on investment
    transactions ...........         (.21)          --
                                   ------       ------
Total distributions ........         (.28)        (.13)
                                   ------       ------
Net asset value,
  end of period ............       $ 7.67        $ 7.93
                                   ======        ======
TOTAL RETURN (%) ...........          .26(e)      34.66(e)
RATIOS AND
SUPPLEMENTAL DATA
Net assets, end of
  period ($ millions) ......            1            --
Ratio of operating
  expenses, net to
  average net
  assets (%) (a) ...........          .75(d)        .60(d)
Ratio of net
  investment income
  to average
  net assets (%) ...........         2.21(d)       2.95(d)
Portfolio turnover
  rate (%) .................        38.78(d)      86.22(d)
Average commission
  rate paid (b) ............       $   --        $   --
(a) Portion of
    expenses
    reimbursed
    (Note B) ...............       $  .20        $  .81

(b) Average commission rate paid per share of common and preferred securities is calculated for fiscal years beginning on or after September 1, 1995.

(c) Original capital

(d) Annualized

(e) Not annualized

(f) Per share amounts, for each of the periods identified, have been calculated using the monthly average shares outstanding during the period method.

(g) On August 22, 1986, the Trustees voted to change the year end of the Fund from June 30 to December 31.

                              FINANCIAL HIGHLIGHTS

GLOBAL DISCOVERY PORTFOLIO

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

If you would like more detailed information concerning the Portfolio's performance, a copy of the June 30, 1996 Semiannual Report to Shareholders may be obtained without charge by calling a Participating Insurance Company or by writing to broker/dealers offering the previously mentioned VA contracts and VLI policies, or Scudder Investor Services, Inc.

                                                                       FOR THE PERIOD
                                                                        MAY 1, 1996
                                                                       (COMMENCEMENT
                                                                       OF OPERATIONS)
                                                                      TO JUNE 30, 1996
                                                                        (UNAUDITED)
                                                                        -----------
Net asset value, beginning of period .............................       $ 6.00(b)
                                                                         ------
Income from investment operations:
   Net investment income (a) .....................................          .01
   Net realized and unrealized gain on investment transactions ...          .09
                                                                         ------
Total from investment operations .................................          .10
                                                                         ------
Net asset value, end of period ...................................       $ 6.10
                                                                         ======
TOTAL RETURN (%) .................................................         1.67(d)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period ($ millions) ...........................           10
Ratio of operating expenses, net to average net assets (%) (a) ...         1.50(c)
Ratio of net investment income to average net assets (%) .........         1.56(c)
Portfolio turnover rate (%) ......................................        10.42(d)
Average commission rate paid .....................................       $.0014
(a) Portion of expense reductions (Note B) .......................       $  .01

(b) Original capital
(c) Annualized
(d) Not annualized
(e) Per share amounts have been calculated using the monthly average shares outstanding during the period method.

                              FINANCIAL HIGHLIGHTS

INTERNATIONAL PORTFOLIO

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statments.

If you would like more detailed information concerning the Portfolio's performance, a copy of the June 30, 1996 Semiannual Report to Shareholders may be obtained without charge by calling a Participating Insurance Company or by writing to broker/dealers offering the previously mentioned VA contracts and VLI policies, or Scudder Investor Services, Inc.

                                                                                                                      For the Period
                                     Six Months                                                                        May 1, 1987
                                       Ended                                                                        (commencement of
                                       June 30,                         Years Ended December 31,                      operations) to
                                       1996(f)   ---------------------------------------------------------------------- December 31,
                                     (Unaudited) 1995(f)  1994(f)  1993(f)  1992(f)  1991(f)  1990(f)  1989(f)   1988     1987
                                       ------    ------   ------   ------   ------   ------   ------   ------   -------  -------
Net asset value,
  beginning of
  period ...........................   $11.82    $10.69   $10.85   $ 8.12   $ 8.47   $ 7.78   $ 8.46   $ 6.14   $  5.26  $  6.00(c)
                                       ------    ------   ------   ------   ------   ------   ------   ------   -------  -------
Income from investment
  operations:
  Net investment
    income (a) .....................      .10       .11      .06      .09      .10      .12      .25      .10       .09     --
  Net realized and
     unrealized gain
     (loss) on investment
     transactions ..................      .98      1.07     (.15)    2.90     (.36)     .77     (.89)    2.22(g)    .79     (.64)
                                       ------    ------   ------   ------   ------   ------   ------   ------   -------  -------
Total from investment
  operations .......................     1.08      1.18     (.09)    2.99     (.26)     .89     (.64)    2.32       .88     (.64)
                                       ------    ------   ------   ------   ------   ------   ------   ------   -------  -------
Less distributions:
  From net investment
    income .........................     (.29)     (.01)    (.07)    (.14)    (.09)    (.20)    (.04)      --        --       --
  In excess of net
    investment income ..............       --        --       --     (.12)      --       --       --       --        --       --
  From net realized
    gains on investment
    transactions ...................       --      (.04)      --       --       --       --       --       --        --     (.10)
                                       ------    ------   ------   ------   ------   ------   ------   ------   -------  -------
  Total distributions ..............     (.29)     (.05)    (.07)    (.26)    (.09)    (.20)    (.04)      --        --     (.10)
                                       ------    ------   ------   ------   ------   ------   ------   ------   -------  -------
Net asset value, end
  of period ........................   $12.61    $11.82   $10.69   $10.85   $ 8.12   $ 8.47   $ 7.78   $ 8.46   $  6.14  $  5.26
                                       ======    ======   ======   ======   ======   ======   ======   ======   =======  =======
TOTAL RETURN (%) ...................     9.24(e)  11.11     (.85)   37.82    (3.08)   11.45    (7.65)   37.79     16.73   (10.64)(e)
RATIOS AND
SUPPLEMENTAL DATA
Net assets, end of
  period ($ millions) ..............      662       548      472      238       65       41       35       17         3        2
Ratio of operating
  expenses, net to
  average net assets
  (%) (a) ..........................     1.06(d)   1.08     1.08     1.20     1.31     1.39     1.38     1.50      1.50     1.50(d)
Ratio of net investment
        income to average
        net assets (%) .............     1.64(d)    .95      .57      .91     1.23     1.43     2.89     1.30      1.59      .02(d)
Portfolio turnover
  rate (%) .........................    33.62(d)  45.76    33.52    20.36    34.42    45.01    26.67    57.69    110.42   146.08(d)
Average commission
  rate paid (b) ....................   $.0002    $   --   $   --   $   --   $   --   $   --   $   --   $   --   $    --  $    --
(a) Portion of expenses
    reimbursed
    (Note B) .......................   $   --    $   --   $   --   $   --   $   --   $   --   $   --   $  .02   $   .14  $   .07

(b) Average commission rate paid per share of common and preferred securities is calculated for fiscal years beginning on or after September 1, 1995.

(c)   Original capital

(d)   Annualized

(e)   Not annualized

(f) Per share amounts, for each of the periods identified, have been calculated using the monthly average shares outstanding during the period method.

(g)   Includes provision for federal income tax of $.03 per share.

                     SCUDDER VARIABLE LIFE INVESTMENT FUND

    Supplement to the Statement of Additional Information dated May 1, 1996.

The following text replaces the text under "Financial Statements" on page 66.

                              FINANCIAL STATEMENTS

     The financial statements of Scudder Variable Life Investment Fund are comprised of the following:

               Money Market Portfolio
               Bond Portfolio
               Balanced Portfolio
               Growth and Income Portfolio
               Capital Growth Portfolio
               Global Discovery Portfolio
               International Portfolio

     The financial statements and notes, including the investment portfolio of each Scudder Variable Life Investment Fund Portfolio, together with the Financial Highlights, are incorporated by reference and attached hereto in the Semiannual Report to Shareholders of the Fund dated June 30, 1996, and are hereby deemed to be part of the Statement of Additional Information.

November 1, 1996

                              Scudder Variable Life
                                 Investment Fund



                                Semiannual Report
                                  June 30, 1996







An open-end management investment company that offers shares of beneficial interest in seven types of diversified portfolios.

                     SCUDDER VARIABLE LIFE INVESTMENT FUND

                                    Contents

Letter from the Fund's President                                 2
Money Market Portfolio Management Discussion                     3
Bond Portfolio Management Discussion                             4
Bond Portfolio Summary                                           5
Balanced Portfolio Management Discussion                         6
Balanced Portfolio Summary                                       7
Growth and Income Portfolio Management Discussion                8
Growth and Income Portfolio Summary                              9
Capital Growth Portfolio Management Discussion                  10
Capital Growth Portfolio Summary                                11
Global Discovery Portfolio Management Discussion                12
Global Discovery Portfolio Summary                              13
International Portfolio Management Discussion                   14
International Portfolio Summary                                 15
Investment Portfolios, Financial Statements, and Financial
     Highlights
         Money Market Portfolio                                 16
         Bond Portfolio                                         22
         Balanced Portfolio                                     29
         Growth and Income Portfolio                            39
         Capital Growth Portfolio                               48
         Global Discovery Portfolio                             56
         International Portfolio                                64
Notes to Financial Statements                                   74

                     SCUDDER VARIABLE LIFE INVESTMENT FUND
                        LETTER FROM THE FUND'S PRESIDENT

Dear Shareholders,

     We are pleased to present the semiannual report for the Scudder Variable Life Investment Fund for the six months ended June 30, 1996. After extended bull markets in both stocks and bonds, the performance of the U.S. equity and fixed-income markets diverged over the first half of 1996. Stocks overall returned 10.10% as gauged by the unmanaged S&P 500 Index while bonds provided a total return of -1.21% as measured by the unmanaged Lehman Brothers Aggregate Bond Index. International stocks provided a modest positive return of 4.70% as reflected by the unmanaged MSCI EAFE plus Canada Index.

     While domestic equity returns were positive over the first half of 1996, stock prices have become much more volatile in the last few months. Bond prices generally fell over this same period, as interest rates rose sharply on all but the shortest-maturity fixed-income instruments. Investors have reacted strongly to any sign that the U.S. business cycle may break form by failing to wind down following an extended period of economic expansion. However, although the stock and bond markets may vacillate with each conflicting economic indicator, it is inflation, not growth, that investors fear. We do not believe that inflation will accelerate to any meaningful degree.

     Although we expect the U.S. economy to slow over the second half of 1996, we believe that any recession is likely to be modest and short lived. While a pause in the U.S. stock market rally or even a correction would not be a surprise, the long-term outlook for investors in our view is constructive. International equity markets may in some cases be more attractive from a current valuation standpoint than our own, highlighting the importance of taking a global approach to investing.

     Long-term trends that favor the investment climate, including the technological revolution and the globalization of business activity, remain in place. We remain dedicated to meeting the challenges presented by the rapidly changing world economy, and we thank you for your continued investment in Scudder Variable Life Investment Fund.

                                         Sincerely,
                                         /s/David B. Watts
                                         David B. Watts
                                         President,
                                         Scudder Variable Life Investment Fund

                                                          MONEY MARKET PORTFOLIO
                                                 PORTFOLIO MANAGEMENT DISCUSSION

Dear Shareholders,

     Declining interest rates generally translate into lower yields for money fund investors, while rising interest rates help boost money fund yields. During the past six months, short-term rates rose only slightly. Money Market Portfolio provided a 4.93% 7-day net annualized yield on June 30th, compared with 5.04% for the three-month Treasury bill. The Portfolio also returned 2.49% for the period, compared with 2.05% for the 440 funds tracked by Lipper Analytical Services.

     We structured the Portfolio's investments to maintain stability and provide flexibility over the six months. At the close of the period, 77% of the Portfolio was invested in very short-term corporate commercial paper, which provided the most attractive yields. The remainder of the portfolio was made up of one repurchase agreement (12% of the Portfolio), and short-term notes (11%).

     Due to increased volatility and the potential for increasing interest rates, we gradually shortened the Portfolio's average maturity to 46 days from 57 days six months earlier. In the current low interest rate environment, this shorter maturity is designed to provide the Portfolio with the flexibility to take advantage of opportunities to capture higher yields should they become available.

     Money market funds seek price stability and a competitive yield. Investing in high-quality, short-term securities helps Money Market Portfolio achieve both objectives. While no money market fund can guarantee to maintain a $1.00 share price, Money Market Portfolio has always done so.

     While we believe the likelihood of interest rate increases is small in the near future, we expect economic growth to continue at its current pace or slow slightly in the second half of the year. Regardless of the economic climate, we will continue to seek high quality money market securities to provide you with competitive yields and ensure that Money Market Portfolio remains an appropriate vehicle for your short-term investment needs.


      Sincerely,
      Your Portfolio Management Team

      /s/Stephen L. Akers                /s/Debra A. Hanson
      Stephen L. Akers                   Debra A. Hanson
      Lead Portfolio Manager

      /s/Nicca B. Alantara
      Nicca B. Alcantara

BOND PORTFOLIO BOND
PORTFOLIO MANAGEMENT DISCUSSION

Dear Shareholders,

     Reflecting a weak bond market, Bond Portfolio provided a total return of -2.17% for the six months ended June 30, 1996. This performance, while negative, compared favorably with the -2.51% return of the average of the 126 A-rated corporate bond funds tracked by Lipper Analytical Services. The bond market as a whole returned -1.21% for the period as gauged by the unmanaged Lehman Brothers Aggregate Bond Index. For the trailing twelve months, the Portfolio's 4.71% return exceeded the Lipper average's return of 3.66% while modestly lagging the Index's 5.02% performance.

     In the face of conflicting signals concerning the direction of the economy and interest rates, the bond market beat a retreat over the first half of 1996. There was no place on the yield curve to hide. To illustrate, rates on Treasuries with maturities ranging from two to 30 years ended June in the neighborhood of a full percentage point higher than their levels at the end of 1995 (for example, the two-year treasury yield went from 5.15% to 6.11%). In general, corporate and mortgage-backed debt issues outperformed Treasuries during the period.

     In the face of any such dramatic move in interest rates, duration -- which measures sensitivity to changes in rates -- will normally be the key determinant of a fixed-income portfolio's performance. In view of the uncertain outlook for rates, the Portfolio assumed an increasingly defensive stance over the period, lowering duration from 5.15 to 4.99 years. This strategy limited to a degree the impact of the bear market in bonds and proved beneficial to the Portfolio's performance. In keeping with a more cautious approach to interest rate exposure, the Portfolio's position in Treasury securities -- which are a pure play on rates -- was lowered over the period from 56% to 24%. Corporate and mortgage-backed issues represented 28% and 29% of assets, respectively, at the end of the period.

     The Portfolio is presently maintaining its relatively neutral stance with respect to the direction of interest rates, with duration roughly in keeping with that of the overall market. Nonetheless, we are on the whole more bullish than bearish on the bond market. Inflation has remained remarkably under control during this extended period of growth. We view the expansion as having matured and we expect the economy to slow during the second half of the year. Moreover, with long-term rates over 7%, investors are fairly compensated by the current level of fixed-income yields.

     While we believe a cautious stance towards interest rate exposure is warranted over the near-term, the Portfolio will seek to benefit from any bond market strength that emerges after the market has absorbed the latest spate of strong economic data, and as the economy begins to slow. In keeping with the Portfolio's prudent investment approach, the average quality of Portfolio holdings remains a high "AA."

                         Sincerely,
                         Your Portfolio Management Team


                         /s/William M. Hutchinson           /s/Ruth Heisler
                         William M. Hutchinson              Ruth Heisler
                         Lead Portfolio Manager

BOND PORTFOLIO
PORTFOLIO SUMMARY as of June 30, 1996
-----------------------------------------------------------------
GROWTH OF A $10,000 INVESTMENT
-----------------------------------------------------------------
BOND PORTFOLIO
-------------------------------------
                     Total Return
Period    Growth    --------------
Ended       of                Average
6/30/96   $10,000  Cumulative  Annual
--------  -------  ----------  ------
1 Year    $10,471     4.71%     4.71%
5 Year    $14,944    49.44%     8.37%
10 Year   $21,030   110.30%     7.72%

LB AGGREGATE BOND INDEX
--------------------------------------
                     Total Return
Period    Growth    --------------
Ended       of                Average
6/30/96   $10,000  Cumulative  Annual
--------  -------  ----------  ------
1 Year    $10,502     5.02%     5.02%
5 Year    $14,871    48.71%     8.25%
10 Year   $22,718   127.18%     8.54%


A chart in the form of a line graph appears here, illustrating the Growth of a $10,000 Investment.
The data points from the graph are as follows:

YEARLY PERIODS ENDED JUNE 30

Bond Portfolio
Year            Amount
----------------------
'86            $10,000
'87            $10,385
'88            $11,013
'89            $12,023
'90            $12,791
'91            $14,072
'92            $16,162
'93            $18,450
'94            $18,024
'95            $20,083
'96            $21,030


LB Aggregate Bond Index
Year            Amount
----------------------
'86            $10,000
'87            $10,552
'88            $11,402
'89            $12,795
'90            $13,800
'91            $15,277
'92            $17,422
'93            $19,475
'94            $19,221
'95            $21,633
'96            $22,718


The Lehman Brothers (LB) Aggregate Bond Index is an unmanaged market value-weighted measure of treasury issues, agency issues, corporate bond issues and mortgage securities. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses.


All performance is historical, assumes reinvestment of all dividends and capital gains, and is not indicative of future results. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Total returns in some periods were higher due to maintenance of the Fund's expenses. See Financial Highlights for the Bond Portfolio.



---------------------------------------------------------------------------
ASSET QUALITY
---------------------------------------------------------------------------
By Quality
-----------------------
AAA                 62%              In keeping with a cautious
AA                   6%              approach to interest rate
A                   22%              risk, the portfolio's exposure
BBB                 10%              to U.S. Treasury securities
                   ----              has been reduced to 24%.
                   100%
                   ====
-----------------------
Average Quality: AA

A graph in the form of a pie chart appears here, illustrating the exact data points in the above table.

----------------------------              -------------------------------
EFFECTIVE MATURITY                        DIVERSIFICATION
----------------------------              -------------------------------

----------------------------              -------------------------------
Less than 1 year          6%              Corporate Bonds             28%
1-3 years                12%              U.S. Government Agency
3-7 years                38%                Pass-Thrus                26%
7-12 years               23%              U.S. Treasury Obligations   24%
12 years or greater      21%              Asset-Backed Securities      8%
                        ----              Repurchase Agreement         6%
                        100%              Foreign Bonds                5%
                        ====              U.S. Government Guaranteed
----------------------------                 Mortgages                 3%
Weighted average effective                                           ----
maturity: 9 years                                                    100%
                                                                     ====
                                          -------------------------------

BALANCED PORTFOLIO
PORTFOLIO MANAGEMENT DISCUSSION

Dear Shareholders,

     Balanced Portfolio provided a total return of 6.05% for the six months ended June 30, 1996, comparing favorably with the 3.73% return of the average of the 133 balanced funds tracked by Lipper Analytical Services. For the trailing twelve months, the Portfolio's 16.58% return also exceeded that of the Lipper average, which was 13.16%.

     Performance of the equity and fixed-income markets diverged over the first half of 1996. The U.S. stock market on the whole continued its rally, providing a total return of 10.10% for the period as gauged by the unmanaged S&P 500 Index. At the same time, bond prices generally fell, as reflected in the -1.21% return for the unmanaged Lehman Brothers Aggregate Bond Index. As of June 30, 1996, the Portfolio's assets were allocated 60% in equities and 40% in fixed-income securities (including an 11% cash position).

     The relatively impressive total return for the S&P 500 since the beginning of the year masks the greatly increased volatility displayed by stocks over the past few months. Market leadership, which had rotated towards cyclicals following an unexpectedly strong February employment report, shifted back to more "consumer-defensive" sectors near the end of the period, including consumer staples and healthcare/pharmaceutical stocks. In this environment, the Portfolio's equity holdings continued to focus on large, high-quality companies with the ability to grow earnings under a range of economic conditions. Several consumer-oriented holdings reflect the Portfolio's attempt to capture the value of a company's global franchise before it is fully reflected in its stock price. In this vein, the Portfolio initiated a substantial position in Anheuser-Busch. The company owns one of the world's strongest brand names -- Budweiser -- and has started to go global. For similar reasons, the Portfolio has significant holdings in McDonald's and Black & Decker. Health and technology stocks are also well represented in the Portfolio.

     In the face of conflicting signals concerning the direction of the economy and interest rates, the bond market suffered a series of setbacks over the first half of 1996. The fixed-income portion of the Portfolio assumed an increasingly defensive stance over the period, lowering portfolio duration from 5.26 to 5.01 years. This strategy limited to a degree the impact of the bear market in bonds and proved beneficial to the Portfolio's performance. In keeping with a more cautious approach to interest rate exposure, the Portfolio's position in Treasury securities --which are a pure play on rates -- was lowered over the period from 19% to 9%. Corporate and mortgage-backed issues represented 9% and 8% of assets, respectively, at the end of the period. The Portfolio is presently maintaining its relatively neutral stance with respect to the direction of interest rates, with duration roughly in keeping with that of the overall market.

                         Sincerely,
                         Your Portfolio Management Team

                         /s/Valerie F. Malter            /s/Michael K. Shields
                         Valerie F. Malter               Michael K. Shields
                         Lead Portfolio Manager

                         /s/William M. Hutchinson        /s/Ruth Heisler
                         William M. Hutchinson           Ruth Heisler

BALANCED PORTFOLIO
PORTFOLIO SUMMARY as of June 30, 1996
-----------------------------------------------------------------
GROWTH OF A $10,000 INVESTMENT
-----------------------------------------------------------------
BALANCED PORTFOLIO
-------------------------------------
                     Total Return
Period    Growth    --------------
Ended       of                Average
6/30/96   $10,000  Cumulative  Annual
--------  -------  ----------  ------
1 Year    $11,658    16.58%    16.58%
5 Year    $17,993    79.93%    12.47%
10 Year   $25,382   153.82%     9.76%

S&P 500 INDEX (60%)
AND LBAB INDEX (40%)
--------------------------------------
                     Total Return
Period    Growth    --------------
Ended       of                Average
6/30/96   $10,000  Cumulative  Annual
--------  -------  ----------  ------
1 Year    $11,902    19.02%    19.02%
5 Year    $18,599    85.99%    13.20%
10 Year   $30,975   209.75%    11.96%


A chart in the form of a line graph appears here, illustrating the Growth of a $10,000 Investment.
The data points from the graph are as follows:

YEARLY PERIODS ENDED JUNE 30

Balanced Portfolio
Year            Amount
----------------------
'86            $10,000
'87            $11,063
'88            $11,089
'89            $12,874
'90            $13,795
'91            $14,107
'92            $16,506
'93            $18,337
'94            $18,282
'95            $21,773
'96            $25,382


S&P 500 Index
Year            Amount
----------------------
'86            $10,000
'87            $12,516
'88            $11,653
'89            $14,047
'90            $16,363
'91            $17,573
'92            $19,930
'93            $22,646
'94            $22,965
'95            $28,952
'96            $36,480


LBAB Index
Year            Amount
----------------------
'86            $10,000
'87            $10,552
'88            $11,402
'89            $12,795
'90            $13,800
'91            $15,277
'92            $17,422
'93            $19,475
'94            $19,221
'95            $21,663
'96            $22,718


The Standard & Poor's (S&P) 500 Index is an unmanaged capitalization-weighted measure of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange, and Over-The-Counter market and The Lehman Brothers Aggregate Bond (LBAB) Index is an unmanaged market value-weighted measure of treasury issues, agency issues, corporate bond issues and mortgage securities. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses.


All performance is historical, assumes reinvestment of all dividends and capital gains, and is not indicative of future results. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Total returns in some periods were higher due to maintenance of the Fund's expenses. See Financial Highlights for the Balanced Portfolio. The Balanced Portfolio, with its current name and investment objective, commenced operations on May 1, 1993. Performance figures include the performance of its predecessor, the Managed Diversified Portfolio. Since adopting its current objectives, the cumulative and average annual returns are 40.99% and 11.45%, respectively.



------------------------------------------------------------------------------
EQUITY HOLDINGS
------------------------------------------------------------------------------
Sector breakdown of the            Five Largest Equity Holdings
Portfolio's equity holdings        -------------------------------------------
---------------------------        1. PHILIP MORRIS COMPANIES INC.
Consumer Staples        18%           Tobacco, food products and brewing
Health                  17%        2. GENERAL ELECTRIC CO.
Manufacturing           13%           Leading producer of electrical equipment
Technology              12%        3. PROCTER & GAMBLE CO.
Consumer Discretionary  11%           Diversified manufacturer of consumer
Service Industries      10%           products
Financial                7%        4. PEPSICO. INC.
Media                    5%           Soft drinks, snack foods and food
Energy                   3%           services
Other                    4%        5. MCDONALD'S CORP.
                       ----           Worldwide fast food restaurant franchiser
                       100%
                       ====
---------------------------


------------------------------------------------------------------------------
FIXED INCOME HOLDINGS
------------------------------------------------------------------------------
By Asset Type                                  By Quality
---------------------------------              -------------------------------
Cash Equivalents              27%              AAA                         71%
U.S. Treasury Obligations     23%              AA                           4%
Corporate Bonds               21%              A                           14%
U.S. Government Agency                         BBB                         11%
  Pass-Thrus                  17%                                         ----
Asset-Backed Securities        6%                                         100%
U.S. Gov't Guaranteed                                                     ====
  Mortgages                    4%              -------------------------------
Foreign Bonds                  2%
                             ----
                             100%
                             ====
---------------------------------

GROWTH AND INCOME PORTFOLIO
PORTFOLIO MANAGEMENT DISCUSSION

Dear Shareholders,

     Growth and Income Portfolio provided a total return of 8.62% for the six months ended June 30, 1996, compared with 8.93% for the average of the 293 growth and income funds tracked by Lipper Analytical Services and the 10.10% return of the unmanaged S&P 500 Index. For the trailing 12 months, the Portfolio returned 23.93% versus 22.59% for the average of its peer group and 26.00% for the Index.

     The six-month period covered by this report was one of generally rising U.S. stock prices. In the face of a declining bond market, fears of a tightening in Federal Reserve policy, and increasingly stretched equity valuations, the S&P 500 Index provided a return of more than 10%. However, stocks began during the period to display a much higher degree of volatility while sector leadership gyrated.

     Despite, or perhaps because of the rotational nature of the market, we have not made great strategic shifts in the Portfolio over the period. Rather, we have continued to incrementally employ some of the strategies we initiated in the first quarter of 1996. The overall tilt of the Portfolio this year has been in favor of cyclical stocks at the expense of more defensive issues. Our relative yield valuation work continues to point to certain cyclically leveraged stocks as being historically undervalued and already reflecting recession fears. By contrast, groups such as healthcare and consumer staples are discounting a fairly high degree of optimism. New or increased portfolio positions in cyclicals include Ford Motor, heavy duty truck manufacturer PACCAR, paper/forest product stocks Weyerhaeuser and Westvaco, and metals companies Phelps Dodge and Allegheny Ludlum.

     We have also continued to look for opportunities in consumer cyclicals, namely retailing stocks. The Portfolio added to existing holdings May Department Stores, Sears and J.C. Penney, and also established a new position in Kmart. Funding the increased move into cyclicals was our profit taking in many of the consumer defensive stocks which have done well for the Portfolio over the past year or more. We have also taken profits in several of our consumer staples stocks such as Avon, Colgate, and Clorox, as their valuations have risen. Proceeds from these sales were redeployed into more attractively valued stocks in the same sector.

     While equity volatility could continue to increase as investors are hit with a barrage of seemingly contradictory economic data, we will not attempt to outguess the market with tactical adjustments to the portfolio. One of the benefits of the Portfolio's relative yield discipline is that it keeps us continually focused on a certain subset of the market, enabling us not to be derailed by the never-ending distractions of economic and market "noise." Our valuation work of late has shown compelling value in only a few areas (e.g. real estate investment trusts, retailers and paper/forest products), and we have increased the Portfolio's commitment to such groups.

                       Sincerely,
                       Your Portfolio Management Team


                       /s/Robert T. Hoffman             /s/Benjamin W. Thorndike
                       Robert T. Hoffman                Benjamin W. Thorndike
                       Lead Portfolio Manager

                       /s/Lori J. Ensinger              /s/Kathleen T. Millard
                       Lori J. Ensinger                 Kathleen T. Millard

GROWTH AND INCOME PORTFOLIO
PORTFOLIO SUMMARY as of June 30, 1996
-----------------------------------------------------------------
GROWTH OF A $10,000 INVESTMENT
-----------------------------------------------------------------
GROWTH AND INCOME PORTFOLIO
-------------------------------------
                     Total Return
Period    Growth    --------------
Ended       of                Average
6/30/96   $10,000  Cumulative  Annual
--------  -------  ----------  ------
1 Year    $12,393    23.93%    23.93%
Life of
  Fund*   $15,011    50.11%    20.65%

S&P 500 INDEX
--------------------------------------
                     Total Return
Period    Growth    --------------
Ended       of                Average
6/30/96   $10,000  Cumulative  Annual
--------  -------  ----------  ------
1 Year    $12,600    26.00%    26.00%
Life of
  Fund*   $15,750    57.50%    23.35%

* The Fund commenced operations on
  May 2, 1994.


A chart in the form of a line graph appears here, illustrating the Growth of a $10,000 Investment.
The data points from the graph are as follows:

Growth and Income Portfolio
Year            Amount
----------------------
5/2/94*        $10,000
6/94           $10,100
9/94           $10,750
12/94          $10,491
3/95           $11,175
6/95           $12,113
9/95           $13,005
12/95          $13,820
3/96           $14,657
6/96           $15,011

S&P 500 Index
Year            Amount
----------------------
5/2/94*        $10,000
6/94           $ 9,915
9/94           $10,400
12/94          $10,398
3/95           $11,411
6/95           $12,500
9/95           $13,493
12/95          $14,305
3/96           $15,073
6/96           $15,750

The Standard & Poor's (S&P) 500 Index is an unmanaged capitalization-weighted measure of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange, and Over-The-Counter market. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses.


All performance is historical, assumes reinvestment of all dividends and capital gains, and is not indicative of future results. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Total returns were higher due to maintenance of the Fund's expenses. See Financial Highlights for the Growth and Income Portfolio.



---------------------------------------------------------------------------
DIVERSIFICATION
---------------------------------------------------------------------------
-----------------------
Equity Securities   99%            Sector breakdown of the
Cash Equivalents     1%            Portfolio's equity holdings
                   ----            ---------------------------
                   100%            Financial               20%
                   ====            Manufacturing           16%
-----------------------            Health                  12%
                                   Consumer Staples        12%
A graph in the form of             Energy                   9%
a pie chart appears here,          Durables                 8%
illustrating the exact             Communications           6%
data points in the above           Consumer Discretionary   5%
table.                             Utilities                4%
                                   Other                    7%
                                                          ----
                                                          100%
                                                          ----
The portfolio's overall tilt has shifted in favor of cyclical stocks.

---------------------------------------------------------------------------
TEN LARGEST EQUITY HOLDINGS (20% of Portfolio)
---------------------------------------------------------------------------

 1. XEROX CORP.
    Leading manufacturer of copiers and duplicators

 2. PHILIP MORRIS COMPANIES INC.
    Tobacco, food products and brewing

 3. TRW INC.
    Defense electronics, automotive parts and systems

 4. STUDENT LOAN MARKETING ASSOCIATION
    Student loan financing programs

 5. UNITED TECHNOLOGIES CORP.
    Manufacturer of aerospace equipment, climate control systems, and and elevators

 6. BANKERS TRUST NEW YORK CORP.
    Commercial banking

 7. KIMBERLY-CLARK CORP.
    Consumer paper products and newsprint

 8. H.J. HEINZ CO.
    Major manufacturer of processed foods

 9. BAXTER INTERNATIONAL INC.
    Manufacturer and distributor of hospital and laboratory products and services

10. LOCKHEED MARTIN CORP.
    Manufacturer of aircraft, missiles and space equipment

CAPITAL GROWTH PORTFOLIO
PORTFOLIO MANAGEMENT DISCUSSION

Dear Shareholders,

     Capital Growth Portfolio provided a total return of 9.09% for the six months ended June 30, 1996, compared with 9.81% for the average of the 477 growth funds tracked by Lipper Analytical Services and 10.10% for the unmanaged S&P 500 Index. For the trailing twelve months through the end of June, the Portfolio returned 20.48% versus 22.70% for the Lipper average and 26.00% for the Index.

     As 1996 began, indicators on balance appeared to point towards an impending recession, falling long-term interest rates, and Fed easing. The semiannual period ended with growing fears of economic strength and Fed tightening. In the absence of any clear indication as to the direction of the U.S. economy, the stock market was highly volatile for the bulk of the period, and sector leadership vacillated between traditional growth stocks and economically sensitive cyclicals.

     In this choppy and highly rotational environment for equities, the Portfolio continued to focus on those areas of the market that combine the potential for earnings growth with reasonable valuations. Finance, technology, and healthcare remain sectors of emphasis. Financial stocks such as Fannie Mae, American Express, and Citicorp should benefit as the economy slows and interest rates fall over the second half of the year. The Portfolio's approach with respect to the technology sector is to hold industry leaders such as Intel, Sun Microsystems, and Applied Materials. Our healthcare holdings are well-diversified, and the sector as a whole stands to benefit as the business cycle winds down and the market begins to place a premium on dependable earnings. Finally, the Portfolio's energy position has been increased to 10% of assets. We view the fears surrounding Iraq's reentry into the market as overblown in view of tight inventories and improving global demand for oil, and are also attracted to the sector's relatively favorable valuations.

     Going forward, we anticipate continued volatility in stock prices and that selectivity in stock selection will be crucial as economic growth tapers and earnings disappointments mount. Capital Growth Portfolio will continue to seek to provide a prudent and relatively conservative way to participate in the potential of growth stocks.

                           Sincerely,
                           Your Portfolio Management Team


                           /s/William F. Gadsden             /s/Bruce F. Beaty
                           William F. Gadsden                Bruce F. Beaty
                           Lead Portfolio Manager

CAPITAL GROWTH PORTFOLIO
PORTFOLIO SUMMARY as of June 30, 1996
-----------------------------------------------------------------
GROWTH OF A $10,000 INVESTMENT
-----------------------------------------------------------------
CAPITAL GROWTH PORTFOLIO
-------------------------------------
                     Total Return
Period    Growth    --------------
Ended       of                Average
6/30/96   $10,000  Cumulative  Annual
--------  -------  ----------  ------
1 Year    $12,048    20.48%    20.48%
5 Year    $20,107   101.07%    14.99%
10 Year   $31,039   210.39%    11.99%

S&P 500 INDEX
--------------------------------------
                     Total Return
Period    Growth    --------------
Ended       of                Average
6/30/96   $10,000  Cumulative  Annual
--------  -------  ----------  ------
1 Year    $12,600    26.00%    26.00%
5 Year    $20,759   107.59%    15.71%
10 Year   $36,480   264.80%    13.80%



A chart in the form of a line graph appears here, illustrating the Growth of a $10,000 Investment.
The data points from the graph are as follows:

YEARLY PERIODS ENDED JUNE 30

Capital Growth Portfolio
Year            Amount
----------------------
'86            $10,000
'87            $12,537
'88            $11,893
'89            $13,904
'90            $15,024
'91            $15,437
'92            $18,288
'93            $21,604
'94            $21,414
'95            $25,762
'96            $31,039

S&P 500 Index
Year            Amount
----------------------
'86            $10,000
'87            $12,516
'88            $11,653
'89            $14,047
'90            $16,363
'91            $17,573
'92            $19,930
'93            $22,646
'94            $22,965
'95            $28,952
'96            $36,480

The Standard & Poor's (S&P) 500 Index is an unmanaged capitalization-weighted measure of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange, and Over-The-Counter market. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses.


All performance is historical, assumes reinvestment of all dividends and capital gains, and is not indicative of future results. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Total returns in some periods were higher due to maintenance of the Fund's expenses. See Financial Highlights for the Capital Growth Portfolio.



---------------------------------------------------------------------------
DIVERSIFICATION
---------------------------------------------------------------------------
-----------------------
Equity Securities   98%            Sector breakdown of the
Cash Equivalents     2%            Portfolio's equity holdings
                   ----            ---------------------------
                   100%            Financial               16%
                   ====            Technology              16%
-----------------------            Health                  12%
                                   Manufacturing           11%
A graph in the form of             Energy                  10%
a pie chart appears here,          Consumer Staples         7%
illustrating the exact             Consumer Discretionary   6%
data points in the above           Transportation           5%
table.                             Durables                 4%
                                   Other                   11%
                                                          ----
                                                           98%
                                                          ----
Finance, technology, and healthcare remain areas of emphasis for the portfolio.

---------------------------------------------------------------------------
TEN LARGEST EQUITY HOLDINGS (25% of Portfolio)
---------------------------------------------------------------------------

 1. HEWLETT-PACKARD CO.
    Measurement and test instruments, computer systems

 2. COLUMBIA/HCA HEALTHCARE CORP.
    Leading hospital management company

 3. FEDERAL NATIONAL MORTGAGE ASSOCIATION
    Insurer and holder of mortgage loans

 4. AMR CORP.
    Leading airline

 5. AMERICAN EXPRESS CREDIT CORP.
    Travel and investment services, insurance, and banking

 6. ROYAL DUTCH PETROLEUM CO.
    International energy company

 7. AMERICAN INTERNATIONAL GROUP, INC.
    Major international insurance holding company

 8. FRANKLIN RESOURCES INC.
    Mutual fund investment advisor

 9. MCDONALD'S CORP.
    Worldwide fast food restaurant franchiser

10. SUN MICROSYSTEMS, INC.
    Producer of high-performance workstations, servers and networking software

GLOBAL DISCOVERY PORTFOLIO
PORTFOLIO MANAGEMENT DISCUSSION

Dear Shareholders,

     Global Discovery Portfolio, the most recent addition to the Scudder Variable Life Investment Fund, commenced operations on May 1, 1996. The Portfolio seeks capital appreciation primarily through investments in the stocks of promising small companies worldwide. For the abbreviated semiannual period beginning with the Portfolio's May 1, 1996, inception and ending June 30, 1996, the Portfolio provided a total return of 1.67%. For the same period, the global equity markets on the whole were directionless, returning a modest 0.56% as measured by the unmanaged MSCI All Country World Index.

     Investor enthusiasm for smaller companies, especially in the United States, diminished over the Portfolio's initial two months of operation, ending a strong surge in small stock performance that had marked the early months of 1996. After experiencing an extended bull market, U.S. stocks have displayed greatly increased volatility in response to conflicting signals on domestic growth and inflation.

     In Europe, where weak growth and high unemployment continue to hold sway, equities provided modest positive returns. Economic activity has been muted by the struggle to restrain government spending in preparation for European Monetary Union. After being in the doldrums for most of last year, Japanese stocks had shown signs of rebounding early in the year on the back of a weaker yen and improved prospects for exports, but faltered badly in the May/June period, falling 4.64% as gauged by the unmanaged MSCI Japan Index.

     Looking ahead, we believe that most of the likely economic scenarios favor the outlook for overseas markets rather than our own. Accordingly, approximately two-thirds of the Portfolio is invested in companies domiciled abroad. We will continue to seek out small companies positioned to benefit from expanding markets anywhere in the world, and feel that Global Discovery Portfolio remains appropriate for individuals seeking long-term capital appreciation.

                                   Sincerely,
                                   Your Portfolio Management Team

                                   /s/Gerald J. Moran        /s/Sewall F. Hodges
                                   Gerald J. Moran           Sewall F. Hodges
                                   Lead Portfolio Manager

GLOBAL DISCOVERY PORTFOLIO
PORTFOLIO SUMMARY as of June 30, 1996
-----------------------------------------------------------------
ASSET ALLOCATION
-----------------------------------------------------------------

Equity Holdings       78%
Cash Equivalents      22%
                     ----
                     100%
                     ====

A graph in the form of a pie chart appears here, illustrating the exact data points in the above table.

---------------------------------------------------------------------------
DIVERSIFICATION
---------------------------------------------------------------------------
By Region                             By Sector
(Excluding Cash Equivalents)          (Equity Holdings)
----------------------------          -----------------------------
Europe                   39%          Health                    18%
U.S. & Canada            39%          Financial                 15%
Japan                    13%          Service Industries        11%
Latin America             6%          Consumer Staples          10%
Pacific Basin             3%          Technology                 9%
                        ----          Consumer Discretionary     8%
                        100%          Manufacturing              6%
                        ====          Communications             5%
----------------------------          Transportation             5%
                                      Other                     13%
Graphs in the form of pie charts                               ----
appears here, illustrating the exact                           100%
data points in the above tables.                               ====
                                      -----------------------------

------------------------------------------------------------------
TEN LARGEST EQUITY HOLDINGS
------------------------------------------------------------------
 1. HBO & COMPANY
    Designer of computerized information systems to the healthcare industry in the U.S.

 2. IHC CALAND N.V.
    Dredging and offshore services in the Netherlands

 3. PHOENIX MECANO AG
    Manufacturer of housings and components for computers in Switzerland

 4. JAPAN ASSOCIATED FINANCE CO.
    Venture capital company

 5. SHOHKOH FUND & CO.
    Finance company for small and medium-sized firms in Japan

 6. AUTOLIV AB
    Manufacturer of automobile safety bags in Sweden

 7. FRESENIUS USA, INC.
    Manufacturer and distributor of medical products for treatment of kidney failure

 8. MILLICOM INTERNATIONAL CELLULAR SA
    Developer and operator of cellular telephone networks in Luxembourg

 9. BANK OF IRELAND PLC
    Bank

10. TIFFANY & CO.
    Retailer of jewelry and gift items in the U.S.

INTERNATIONAL PORTFOLIO
PORTFOLIO MANAGEMENT DISCUSSION

Dear Shareholders,

     A positive investment environment, together with strong performance of several portfolio holdings, contributed to a 9.24% total return for the International Portfolio in the six months ending June 30, 1996. The Portfolio's return compares favorably with the 4.70% return of the unmanaged MSCI Europe, Australia, the Far East plus Canada Index, as well as with the 9.02% return of the average for the 322 international funds tracked by Lipper Analytical Services. For the trailing twelve months ended June 30, the Portfolio's return of 16.43% was also in excess of the returns for the Index and the Lipper average of 292 funds, which were 13.35% and 15.64%, respectively.

     In Europe, deregulation, corporate restructuring, and industry consolidation are themes dominating the portfolio's strategy. Efforts to deregulate European economies are underway with recent introductions such as longer hours in the German retail sector and more favorable tax laws for Spanish investors. Faced with increasing international competition, European managements are selling off unprofitable assets and focusing on core businesses. Hoechst, a large German manufacturer of chemicals and pharmaceuticals; and Paribas, a French holding company present in investment and retail banking with an important industrial portfolio, reflect the restructuring theme. The healthcare industry has been a particular beneficiary of consolidation, as the need for healthcare companies to cut costs and focus business activities has prompted a number of alliances. The recent merger between Ciba-Geigy and Sandoz, both long-standing holdings, was recognized by the market as an important step forward. Also in this vein, the Portfolio holds a number of pharmaceutical companies such as Astra (Sweden), Schering (Germany), Zeneca (U.K.) and SmithKline Beecham (U.K.).

     In Japan, the long recession is over and economic recovery is underway. Corporate profitability is enjoying a strong rebound on the back of a weaker yen, an easing of deflationary pressures, and cost streamlining. Our Japanese strategy continues to focus on beneficiaries of global competition, the domestic recovery, and a weakening yen. Bridgestone, with 50% of the Japanese tire market; and Kajima, a company positioned in the construction sector, are prime beneficiaries of a recovery in demand, as is Jusco, a major supermarket operator. Blue-chip global competitors that benefit from a weaker yen, such as Canon, continue to be core holdings in the Portfolio.

     The long-term growth prospects for emerging markets remain intact. Over the period, we increased our weighting in the Philippines, a country that has moved to a cycle of more sustainable growth. Our patience with Brazil has been rewarded as stock prices appreciated substantially in response to positive news on the privatization front. The International Portfolio continues to provide broad-based exposure to the many exciting developments unfolding in overseas economies and stock markets.

                         Sincerely,
                         Your Portfolio Management Team

                         /s/Carol L. Franklin               /s/Nicholas Bratt
                         Carol L. Franklin                  Nicholas Bratt
                         Lead Portfolio Manager

                         /s/Joan R. Gregory
                         Joan R. Gregory

INTERNATIONAL PORTFOLIO
PORTFOLIO SUMMARY as of June 30, 1996
-----------------------------------------------------------------
GROWTH OF A $10,000 INVESTMENT
-----------------------------------------------------------------
INTERNATIONAL PORTFOLIO
-------------------------------------
                     Total Return
Period    Growth    --------------
Ended       of                Average
6/30/96   $10,000  Cumulative  Annual
--------  -------  ----------  ------
1 Year    $11,643    16.43%    16.43%
5 Year    $17,191    71.91%    11.44%
Life of
  Fund*   $23,780   137.80%     9.91%

MSCI EAFE & CANADA INDEX
--------------------------------------
                     Total Return
Period    Growth    --------------
Ended       of                Average
6/30/96   $10,000  Cumulative  Annual
--------  -------  ----------  ------
1 Year    $11,335    13.35%    13.35%
5 Year    $15,971    59.71%     9.81%
Life of
  Fund*   $16,238    62.38%     5.48%

* The Fund commenced operations on
  May 1, 1987. Index comparisons begin
  May 31, 1987.



A chart in the form of a line graph appears here, illustrating the Growth of a $10,000 Investment.
The data points from the graph are as follows:

YEARLY PERIODS ENDED JUNE 30

International Portfolio
Year            Amount
----------------------
5/31/87*       $10,000
'87            $10,688
'88            $ 9,972
'89            $11,921
'90            $15,492
'91            $13,925
'92            $15,162
'93            $16,537
'94            $20,036
'95            $20,561
'96            $23,939


MSCI EAFE & CANADA INDEX
Year            Amount
----------------------
5/31/87*       $10,000
'87            $ 9,706
'88            $10,092
'89            $11,065
'90            $11,413
'91            $10,167
'92            $10,088
'93            $12,057
'94            $14,007
'95            $14,325
'96            $16,238


The Morgan Stanley Capital International (MSCI) Europe, Australia, the Far East (EAFE) & Canada Index is an unmanaged capitalization-weighted measure of stock markets in Europe, Australia, the Far East and Canada. Index returns assume dividends reinvested net of withholding tax and, unlike Fund returns, do not reflect any fees or expenses.


All performance is historical, assumes reinvestment of all dividends and capital gains, and is not indicative of future results. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Total returns in some periods were higher due to maintenance of the Fund's expenses. See Financial Highlights for the International Portfolio.



---------------------------------------------------------------------------
DIVERSIFICATION
---------------------------------------------------------------------------
By Region                             By Sector
(Excluding Cash Equivalents)          (Equity Holdings)
----------------------------          -----------------------------
Europe                   51%          Manufacturing             19%
Japan                    27%          Financial                 11%
Pacific Basin            15%          Metals & Minerals         10%
Latin America             4%          Technology                 7%
Canada                    3%          Durables                   7%
                        ----          Service Industries         7%
                        100%          Communications             6%
                        ====          Utilities                  6%
----------------------------          Consumer Staples           5%
                                      Other                     22%
Graphs in the form of pie charts                               ----
appears here, illustrating the exact                           100%
data points in the above tables.                               ====
                                      -----------------------------

---------------------------------------------------------------------------
TEN LARGEST EQUITY HOLDINGS (14% of Portfolio)
---------------------------------------------------------------------------
 1. CANNON INC.
    Leading producer of visual image and information equipment in Japan

 2. SAP AG
    German computer software manufacturer

 3. MATSUSHITA ELECTRICAL INDUSTRIAL CO., LTD.
    Leading manufacturer of consumer electronic products in Japan

 4. TELECOM ITALIA MOBILE SPA
    Cellular telecommunication services in Italy

 5. HEINEKEN HOLDINGS N.V.
    Brewery in the Netherlands

 6. HOECHST AG
    Chemical producer in Germany

 7. REUTERS HOLDINGS PLC
    International news agency in the United Kingdom

 8. PORTUGAL TELECOM SA
    Telecommunication services in Portugal

 9. CARREFOUR
    Hypermarket operator and food retailer in France

10. L.M. ERICSSON TELEPHONE CO.
    Leading manufacturer of cellular telephone equipment in Sweden

MONEY MARKET PORTFOLIO
INVESTMENT PORTFOLIO  as of June 30, 1996 (Unaudited)
--------------------------------------------------------------------------------

                        % of       Principal                                                                          Value ($)
                     Portfolio     Amount ($)                                                                          (Note A)
-------------------------------------------------------------------------------------------------------------------------------
                          12.4%                                  REPURCHASE AGREEMENT

                                   9,862,000     Repurchase Agreement with Donaldson, Lufkin &
                                                   Jenrette dated 6/28/96 at 5.45%, to be repurchased
                                                   at $9,866,479 on 7/1/96, collateralized by a $9,261,000
                                                   U.S. Treasury Note, 8%, 8/15/99 (Cost $9,862,000)............      9,862,000
                                                                                                                     ----------
                          76.6%                                     COMMERCIAL PAPER

CONSUMER STAPLES           1.9%

   Food & Beverage

                                   1,500,000     Unilever Capital Corp., 4.8%, 10/15/96.........................      1,478,800
                                                                                                                     ----------
COMMUNICATIONS             3.8%

   Telephone/
   Communications

                                   3,000,000     BellSouth Capital Funding Corp., 5.32%, 7/16/96................      2,993,350
                                                                                                                     ----------
DURABLES                   3.7%

   Construction/
   Agricultural Equipment

                                   3,000,000     John Deere Capital Corp., 5.34%, 8/9/96........................      2,982,645
                                                                                                                     ----------
FINANCIAL                 58.1%

   Banks                   5.6%    1,500,000     Deutsche Bank Financial Inc., 5.18%, 7/23/96...................      1,495,252
                                   3,000,000     Prudential Funding Corp., 5.38%, 8/26/96.......................      2,974,893
                                                                                                                     ----------
                                                                                                                      4,470,145
                                                                                                                     ----------

   Business Finance       10.0%    2,000,000     CIT Holdings Group, 5.25%, 9/10/96.............................      1,979,292
                                   3,000,000     New Center Asset Trust, 5.32%, 9/24/96.........................      2,962,317
                                   3,000,000     Xerox Credit Corp., 5.37%, 8/21/96.............................      2,977,199
                                                                                                                     ----------
                                                                                                                      7,918,808
                                                                                                                     ----------

   Consumer Finance       20.7%    3,000,000     American Express Credit Corp., 5.35%, 7/10/96..................      3,000,000
                                   3,000,000     AT&T Capital Corp, 5.09%, 7/17/96..............................      2,993,213
                                   2,000,000     Beneficial Corp., 5.26%, 7/26/96...............................      1,992,694
                                   3,000,000     Ford Motor Credit Corp., 5.29%, 7/9/96.........................      2,996,473
                                   2,500,000     General Electric Capital Corp., 5.29%, 9/25/96.................      2,468,407
                                   3,000,000     Household Finance Corp., 5.37%, 7/8/96.........................      2,996,868
                                                                                                                     ----------
                                                                                                                     16,447,655
                                                                                                                     ----------

   Other Financial
   Companies              21.8%    2,500,000     American General Finance Corp., 5.18%, 7/23/96.................      2,492,086
                                   3,000,000     Associates Corp. of North America, 5.4%, 9/26/96...............      2,960,850
                                   3,000,000     Dean Witter, Discover & Co., 5.28%, 7/2/96.....................      2,999,560
                                   3,000,000     Dresdner U.S. Finance, 5.17%, 10/2/96..........................      2,959,933
                                   3,000,000     PACCAR Financial Corp., 5.29%, 11/15/96........................      2,939,606
                                   3,000,000     Transamerica Finance Corp., 5.3%, 7/11/96......................      2,995,583
                                                                                                                     ----------
                                                                                                                     17,347,618
                                                                                                                     ----------

MANUFACTURING              5.4%

   Chemicals               2.5%
                                   2,000,000     E.I. du Pont de Nemours & Co., 5.3%, 7/10/96...................      1,997,350
                                                                                                                     ----------
   Machinery/
   Components/Controls     2.9%
                                   2,300,000     Pitney Bowes Credit Corp., 5.32%, 7/24/96......................      2,292,183
                                                                                                                     ----------


    The accompanying notes are an integral part of the financial statements.

---
16

                                                            INVESTMENT PORTFOLIO
--------------------------------------------------------------------------------

                        % of       Principal                                                                          Value ($)
                     Portfolio     Amount ($)                                                                          (Note A)
-------------------------------------------------------------------------------------------------------------------------------

MEDIA                      3.7%

     Broadcasting &
     Entertainment
                                   3,000,000    Walt Disney Co., 5.32%, 7/25/96.................................      2,989,360
                                                                                                                     ----------
                                                TOTAL COMMERCIAL PAPER (Cost $60,917,914).......................     60,917,914
                                                                                                                     ----------

                          11.0%                                  SHORT-TERM NOTES

                                   1,000,000    Bank of America Illinois, 5.7 5/28/97...........................        999,027
                                   1,000,000    FCC National Bank Note, 5.8%, 10/10/96..........................      1,000,000
                                   3,000,000    Fifth Third Bank, 5.39%, 8/16/96................................      3,000,000
                                     750,000    General Electric Capital Corp., 5.29%, 1/13/97..................        749,720
                                   3,000,000    Harris Trust & Savings Bank, 5.44%, 9/9/96......................      3,000,000
                                                                                                                     ----------
                                                TOTAL SHORT-TERM NOTES (Cost $8,748,747)........................      8,748,747
                                                                                                                     ----------
-------------------------------------------------------------------------------------------------------------------------------

                                   TOTAL INVESTMENT PORTFOLIO -- 100.0% (Cost $79,528,661) (a)..................     79,528,661
                                                                                                                     ==========
-------------------------------------------------------------------------------------------------------------------------------

                                   (a) Cost for federal income tax purposes is $79,528,661.



    The accompanying notes are an integral part of the financial statements.

                                                                             ---

MONEY MARKET PORTFOLIO
FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                STATEMENT OF ASSETS AND LIABILITIES

June 30, 1996 (Unaudited)
--------------------------------------------------------------------------------
ASSETS
Investments, at value (including repurchase agreements
  of $9,862,000) (amortized cost $79,528,661) (Note A).............  $79,528,661
Cash...............................................................          779
Receivables:
  Investments sold.................................................    2,575,000
  Interest.........................................................       89,061
                                                                     -----------
    Total assets...................................................   82,193,501

LIABILITIES
Payables:
  Accrued management fee (Note B).........................  $24,378
  Other accrued expenses (Note B).........................    4,077
    Total liabilities..............................................       28,455
                                                                     -----------
Net assets, at value...............................................  $82,165,046
                                                                     ===========
NET ASSETS
Net assets consist of:
  Paid-in capital..................................................   82,165,046
                                                                     -----------
Net assets, at value...............................................  $82,165,046
                                                                     ===========
NET ASSET VALUE, offering and redemption price per share
  ($82,165,046 : 82,165,046 outstanding shares of beneficial
  interest, no par value, unlimited number of shares authorized)...        $1.00
                                                                           =====


    The accompanying notes are an integral part of the financial statements.

---
 18

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

        STATEMENT OF OPERATIONS

Six Months Ended June 30, 1996 (Unaudited)
--------------------------------------------------------------------------------
INVESTMENT INCOME
   Interest...........................................                $2,200,289
   Expenses (Note A):
      Management fee (Note B).........................   $149,819
      Accounting fees (Note B)........................     14,987
      Trustees' fees (Note B).........................      9,680
      Custodian fees..................................      6,443
      Legal...........................................      2,626
      Auditing........................................      5,541
      Other...........................................      6,325        195,421
                                                         --------     ----------
   Net investment income..............................                 2,004,868
                                                                      ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS..                $2,004,868
                                                                      ==========

    The accompanying notes are an integral part of the financial statements.

                                                                             ---

MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------

       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                    SIX MONTHS
                                                                                       ENDED            YEAR
                                                                                     JUNE 30,           ENDED
                                                                                       1996          DECEMBER 31,
INCREASE (DECREASE) IN NET ASSETS                                                   (UNAUDITED)         1995
-----------------------------------------------------------------------------------------------------------------
Operations:
Net investment income and net increase in net assets
   resulting from operations.....................................................  $  2,004,868     $   4,571,604
                                                                                   ------------     -------------
Distributions to shareholders from net investment income
   ($.025 and $.055 per share, respectively).....................................    (2,004,868)       (4,571,604)
                                                                                   ------------     -------------
Portfolio share transactions at net asset value of $1.00 per share:
   Proceeds from shares sold.....................................................    87,640,292       148,542,887
   Net asset value of shares issued to shareholders in
      reinvestment of distributions from net investment income...................     2,004,868         4,571,604
   Cost of shares redeemed.......................................................   (87,228,005)     (163,864,512)
                                                                                   ------------     -------------
      Net increase (decrease) in net assets from Portfolio share transactions....     2,417,155       (10,750,021)
                                                                                   ------------     -------------
INCREASE (DECREASE) IN NET ASSETS................................................     2,417,155       (10,750,021)
Net assets at beginning of period................................................    79,747,891        90,497,912
                                                                                   ------------     -------------
NET ASSETS AT END OF PERIOD......................................................  $ 82,165,046     $  79,747,891
                                                                                   ============     =============


    The accompanying notes are an integral part of the financial statements.

---
 20

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.



                               Six Months
                                 Ended
                                June 30,                                Years Ended December 31,
                                 1996       ------------------------------------------------------------------------------
                              (Unaudited)    1995     1994     1993     1992     1991     1990     1989     1988     1987
                              -----------   ------   ------   ------   ------   ------   ------   ------   ------   ------
Net asset value,
   beginning of
   period...................    $1.000      $1.000   $1.000   $1.000   $1.000   $1.000   $1.000   $1.000   $1.000   $1.000
                                ------      ------   ------   ------   ------   ------   ------   ------   ------   ------
Income from
   investment operations:
   Net investment
      income (a)............      .025        .055     .037     .025     .033     .057     .076     .088     .068     .060
Less distributions from
   net investment
   income...................     (.025)      (.055)   (.037)   (.025)   (.033)   (.057)   (.076)   (.088)   (.068)   (.060)
                                ------      ------   ------   ------   ------   ------   ------   ------   ------   ------
Net asset value,
   end of period............    $1.000      $1.000   $1.000   $1.000   $1.000   $1.000   $1.000   $1.000   $1.000   $1.000
                                ======      ======   ======   ======   ======   ======   ======   ======   ======   ======
Total Return (%)............      2.49 (d)    5.65     3.72     2.54     3.33     5.81     7.83     8.84     7.08     5.95
Ratios and
Supplemental Data
Net assets, end of
   period ($ millions)......        82          80       90       49       34       28       32       15       11        8
Ratio of operating
   expenses, net to
   average daily net
   assets (%) (a)...........       .48 (c)     .50      .56      .66      .64      .67      .69      .72      .75      .75
Ratio of net
   investment income
   to average daily
   net assets (%)...........      4.95 (c)    5.51     3.80     2.55     3.26     5.67     7.57     8.53     6.99     6.06
(a) Portion of expenses
       reimbursed
       (Note B).............    $   --      $   --   $   --   $   --   $   --   $   --   $   --   $ .001   $ .003   $ .006
(b) Original capital
(c) Annualized
(d) Not annualized
(e) On August 22, 1986, the Trustees voted to change the year end of the Fund from June 30 to December 31.

                                                For the Period
                               Six Months       July 16, 1985
                                  Ended         (commencement
                                December        of operations)
                                   31,           to June 30,
                                 1986(e)            1986
                               ----------       --------------
Net asset value,
   beginning of
   period...................      $1.000           $1.000 (b)
                                  ------           ------
Income from
   investment operations:
   Net investment
      income (a)............        .026             .064
Less distributions from
   net investment
   income...................       (.026)           (.064)
                                  ------           ------
Net asset value,
   end of period............      $1.000           $1.000
                                  ======           ======
Total Return (%)............        2.59 (d)         6.59 (d)
Ratios and
Supplemental Data
Net assets, end of
   period ($ millions)......           3               --
Ratio of operating
   expenses, net to
   average daily net
   assets (%) (a)...........         .75 (c)          .60 (c)
Ratio of net
   investment income
   to average daily
   net assets (%)...........        5.10 (c)         6.75 (c)
(a) Portion of expenses
       reimbursed
       (Note B).............      $ .022           $ .133
(b) Original capital
(c) Annualized
(d) Not annualized
(e) On August 22, 1986, the Trustees voted to change the year end of the Fund from June 30 to December 31.


                                                                             ---

BOND PORTFOLIO
INVESTMENT PORTFOLIO as of June 30, 1996 (Unaudited)
--------------------------------------------------------------------------------

                        % of       Principal                                                                          Market
                     Portfolio     Amount ($)                                                                        Value ($)
------------------------------------------------------------------------------------------------------------------------------
                           5.6%              REPURCHASE AGREEMENT

                                   3,359,000    Repurchase Agreement with Donaldson, Lufkin & Jenrette
                                                  dated 6/28/96 at 5.45%, to be repurchased at $3,360,526
                                                  on 7/1/96, collateralized by a $3,306,000 U.S. Treasury
                                                  Note, 7.25%, 8/31/96 (Cost $3,359,000)..........................   3,359,000
                                                                                                                    ----------
                          23.8%              U.S. TREASURY OBLIGATIONS

                                   1,250,000    U.S. Treasury Bond, 7.25%, 5/15/16................................   1,279,300
                                   1,000,000    U.S. Treasury Bond, 6.25%, 8/15/23................................     906,560
                                  12,500,000    U.S. Treasury Note, 5.625%, 11/30/00..............................  12,107,375
                                                                                                                    ----------
                                                TOTAL U.S. TREASURY OBLIGATIONS (Cost $14,923,974)................  14,293,235
                                                                                                                    ----------
                           3.1%              U.S. GOV'T GUARANTEED MORTGAGES

                                   1,705,910    Government National Mortgage Association, 10%,
                                                  8/15/20* (Cost $1,835,986)......................................   1,858,896
                                                                                                                    ----------
                          25.7%              U.S. GOVERNMENT AGENCY PASS-THRUS

                                     731,243    Federal Home Loan Mortgage Corp., 8%, 4/1/08*.....................     746,687
                                   1,865,929    Federal National Mortgage Association, 8%, 12/1/09*...............   1,907,316
                                   2,000,000    Federal National Mortgage Association, 6.5%, 8/1/25*..............   1,870,620
                                   3,000,000    Federal National Mortgage Association, 7%, 8/1/25*................   2,885,610
                                   1,435,869    Federal National Mortgage Association, 6.5%, 10/1/25*.............   1,342,983
                                   1,992,705    Federal National Mortgage Association, 6.5%, 2/1/26*..............   1,863,797
                                   5,034,455    Federal National Mortgage Association, 7%, 4/1/26*................   4,842,491
                                                                                                                    ----------
                                                TOTAL U.S. GOVERNMENT AGENCY PASS-THRUS
                                                  (Cost $15,669,233)..............................................  15,459,504
                                                                                                                    ----------
                           0.1%              COLLATERALIZED MORTGAGE OBLIGATIONS

                                      85,943      Federal National Mortgage Association, REMIC, 8.5%,
                                                    4/25/18* (Cost $81,592).......................................      86,480
                                                                                                                    ----------
                           5.4%              FOREIGN BONDS-U.S. $ DENOMINATED

                                   1,000,000      J. Seagram & Sons Inc., 9%, 8/15/21.............................   1,119,530
                                   1,000,000      Korea Development Bank, 9.6%, 12/1/00...........................   1,097,550
                                   1,000,000      Nippon Telegraph & Telephone Corp., 9.5%, 7/27/98...............   1,056,250
                                                                                                                    ----------
                                                  Total Foreign Bonds-U.S. $ Denominated
                                                    (Cost $3,110,129).............................................   3,273,330
                                                                                                                    ----------
                           8.4%              ASSET-BACKED SECURITIES

Automobile Receivables     1.7%    1,000,000      Premier Auto Trust Series 1996-3A4, 6.75%, 11/6/00..............   1,005,313
                                                                                                                    ----------
Credit Card
Receivables                1.7%    1,000,000      Standard Credit Card Trust, Series 1990-3B, 9.85%,
                                                    7/10/97.......................................................   1,032,810
                                                                                                                    ----------


    The accompanying notes are an integral part of the financial statements.


---
 22

                                                            INVESTMENT PORTFOLIO
--------------------------------------------------------------------------------

                        % of       Principal                                                                          Market
                     Portfolio     Amount ($)                                                                        Value ($)
------------------------------------------------------------------------------------------------------------------------------
Home Equity Loans          3.1%    1,499,989    Contimortgage Home Equity Loan Trust, Series 1996-1 A2,
                                                  5.58%, 1/15/11*..............................................      1,473,738
                                     374,862    United Companies Financial Corp., Home Equity Loan
                                                  Series 1993-B1, 6.075%, 7/25/14*.............................        363,850
                                                                                                                    ----------
                                                                                                                     1,837,588
                                                                                                                    ----------
Manufactured Housing
Receivables                1.9%    1,138,540    Green Tree Financial Corp., Securitized NIM Series
                                                  1994B, 7.85%, 7/15/04* .......................................     1,142,453
                                                                                                                    ----------
                                                TOTAL ASSET-BACKED SECURITIES (Cost $5,134,672).................     5,018,164
                                                                                                                    ----------
                          27.9%              CORPORATE BONDS

Communications             1.7%    1,000,000    TCI Communications, Inc., 8.65%, 9/15/04........................     1,019,250
                                                                                                                    ----------
Financial                  9.0%    2,000,000    Associates Corp. of North America, 6.625%, 5/15/01..............     1,976,800
                                   1,000,000    Banc One Corp., 8.74%, 9/15/03..................................     1,080,960
                                   1,000,000    BankAmerica Corp., 7.125%, 5/1/06...............................       981,030
                                   1,500,000    Midland Bank PLC, 6.95%, 3/15/11................................     1,407,015
                                                                                                                    ----------
                                                                                                                     5,445,805
                                                                                                                    ----------
Media                      1.7%    1,000,000    Time Warner Inc., 9.125%, 1/15/13...............................     1,044,380
                                                                                                                    ----------
Durables                   1.9%    1,000,000    Lockheed Martin Corp., 9%, 1/15/22..............................     1,129,590
                                                                                                                    ----------
Manufacturing              6.1%    1,000,000    ARCO Chemical Co., 9.375%, 12/15/05.............................     1,134,520
                                   1,000,000    ITT Corp., 6.25%, 11/15/00......................................       970,610
                                     500,000    ITT Corp., 6.75%, 11/15/05......................................       472,845
                                   1,000,000    Monsanto Co., 8.7%, 10/15/21....................................     1,118,950
                                                                                                                    ----------
                                                                                                                     3,696,925
                                                                                                                    ----------
Technology                 1.8%    1,000,000    Loral Corp., 8.375%, 6/15/24....................................     1,062,770
                                                                                                                    ----------
Energy                     3.7%    1,000,000    Atlantic Richfield Co., 9.125%, 8/1/31..........................     1,170,880
                                   1,000,000    Enron Corp., 10%, 6/1/98........................................     1,055,660
                                                                                                                    ----------
                                                                                                                     2,226,540
                                                                                                                    ----------
Transportation             2.0%      600,000    American Airlines, 8.8%, 9/16/15................................       632,598
                                     575,000    American Airlines, 8.39%, 1/2/17................................       587,018
                                                                                                                    ----------
                                                                                                                     1,219,616
                                                                                                                    ----------
                                                TOTAL CORPORATE BONDS (Cost $16,243,090)........................    16,844,876
                                                                                                                    ----------
------------------------------------------------------------------------------------------------------------------------------
                                                TOTAL INVESTMENT PORTFOLIO -- 100.0%
                                                  (Cost $60,357,676) (a)........................................    60,193,485
                                                                                                                    ==========
------------------------------------------------------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.


                                                                             ---

BOND PORTFOLIO
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------

*     Effective maturities will be shorter due to prepayments.

(a)   At June 30, 1996, the net unrealized depreciation on investments based on cost for federal income tax purposes of $60,369,981 was as follows:
      Aggregate gross unrealized appreciation for all investments in
        which there is an excess of market value over tax cost................  $   904,888
      Aggregate gross unrealized depreciation for all investments in
        which there is an excess of tax cost over market value................   (1,081,384)
                                                                                -----------
      Net unrealized depreciation.............................................  $  (176,496)
                                                                                ===========

--------------------------------------------------------------------------------

      At December 31, 1995, the Bond Portfolio had a net tax basis capital loss carryforward of approximately $428,367, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until December 31, 2003, whichever occurs first.
--------------------------------------------------------------------------------

      Purchases and sales of investment securities (excluding short-term investments and U.S. Government securities), for the six months ended June 30, 1996, aggregated $24,257,115 and $12,413,976, respectively. Purchases and sales of U.S. Government securities for the six months ended June 30, 1996, aggregated $10,638,327 and $52,804,503, respectively.
--------------------------------------------------------------------------------

      The aggregate face value of futures contracts opened and closed during the six months ended June 30, 1996, for the Bond Portfolio, was $80,207,605.










    The accompanying notes are an integral part of the financial statements.


---
 24

                                                            FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 1996 (UNAUDITED)
-------------------------------------------------------------------------------------------------------
ASSETS
Investments, at market (identified cost $60,357,676) (Note A) ..............                $60,193,485
Cash .......................................................................                        371
Receivables:
   Interest ................................................................                    603,813
   Portfolio shares sold ...................................................                  6,611,690
                                                                                            -----------
      Total assets .........................................................                 67,409,359
LIABILITIES
Payables:
   Investments purchased ...................................................  $4,761,250
   Portfolio shares redeemed ...............................................      40,606
   Accrued management fee (Note B) .........................................      21,658
   Other accrued expenses (Note B) .........................................      21,002
                                                                              ----------
      Total liabilities ....................................................                  4,844,516
                                                                                            -----------
Net assets, at market value ................................................                $62,564,843
                                                                                            ===========
NET ASSETS
Net assets consist of:
   Undistributed net investment income .....................................                $   833,645
   Net unrealized depreciation on investments ..............................                   (164,191)
   Accumulated net realized gain ...........................................                    165,339
   Paid-in capital .........................................................                 61,730,050
                                                                                            -----------
Net assets, at market value ................................................                $62,564,843
                                                                                            ===========
NET ASSET VALUE, offering and redemption price per share
   ($62,564,843 divided by 9,478,974 outstanding shares of beneficial
   interest, no par value, unlimited number of shares authorized) ..........                      $6.60
                                                                                                  =====



    The accompanying notes are an integral part of the financial statements.

                                                                             ---

BOND PORTFOLIO
--------------------------------------------------------------------------------
     STATEMENT OF OPERATIONS

SIX MONTHS ENDED JUNE 30, 1996 (UNAUDITED)
-----------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Interest .........................................................                     $ 1,923,317
   Expenses (Note A):
      Management fee (Note B) .......................................  $   137,643
      Accounting fees (Note B) ......................................       18,823
      Trustees' fees (Note B) .......................................        9,277
      Custodian fees ................................................        7,333
      Auditing ......................................................        3,169
      Legal .........................................................        4,672
      Other .........................................................        5,569            186,486
                                                                       -----------        -----------
   Net investment income ............................................                       1,736,831
                                                                                          -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
   Net realized gain from:
      Investments ...................................................      348,035
      Futures .......................................................      129,317
      Foreign currency related transactions .........................      110,719            588,071
                                                                       -----------
   Net unrealized appreciation (depreciation) during the period on:
      Investments ...................................................   (3,614,378)
      Foreign currency related transactions .........................       20,098         (3,594,280)
                                                                       -----------        -----------
   Net loss on investment transactions ..............................                      (3,006,209)
                                                                                          -----------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ................                     $(1,269,378)
                                                                                          ===========



    The accompanying notes are an integral part of the financial statements.

---
 26

                                                            FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     STATEMENTS OF CHANGES IN NET ASSETS

                                                                         SIX MONTHS
                                                                           ENDED             YEAR
                                                                          JUNE 30,          ENDED
                                                                            1996         DECEMBER 31,
INCREASE (DECREASE) IN NET ASSETS                                        (UNAUDITED)         1995
-----------------------------------------------------------------------------------------------------
Operations:
   Net investment income ............................................   $  1,736,831    $   8,707,166
   Net realized gain from investment transactions ...................        588,071        5,636,324
   Net unrealized appreciation (depreciation) on investment
      transactions during the period ................................     (3,594,280)       8,197,950
                                                                        ------------    -------------
Net increase (decrease) in net assets resulting from operations .....     (1,269,378)      22,541,440
                                                                        ------------    -------------
Distributions to shareholders from net investment income
   ($.42 and $.45 per share, respectively) ..........................     (3,490,390)      (9,011,114)
                                                                        ------------    -------------
Portfolio share transactions:
   Proceeds from shares sold ........................................     17,321,659       57,366,869
   Net asset value of shares issued to shareholders in
      reinvestment of distributions .................................      3,490,390        9,011,114
   Cost of shares redeemed ..........................................    (26,001,895)    (149,798,464)
                                                                        ------------    -------------
Net decrease in net assets from Portfolio share transactions ........     (5,189,846)     (83,420,481)
                                                                        ------------    -------------
DECREASE IN NET ASSETS ..............................................     (9,949,614)     (69,890,155)
Net assets at beginning of period ...................................     72,514,457      142,404,612
                                                                        ------------    -------------
NET ASSETS AT END OF PERIOD (including undistributed net investment
   income of $833,645 and $2,587,204, respectively) .................   $ 62,564,843    $  72,514,457
                                                                        ============    =============
OTHER INFORMATION
INCREASE (DECREASE) IN PORTFOLIO SHARES
Shares outstanding at beginning of period ...........................     10,126,562       21,973,579
                                                                        ------------    -------------
   Shares sold ......................................................      2,578,513        8,433,349
   Shares issued to shareholders in reinvestment of distributions ...        515,113        1,343,624
   Shares redeemed ..................................................     (3,741,214)     (21,623,990)
                                                                        ------------    -------------
   Net decrease in Portfolio shares .................................       (647,588)     (11,847,017)
                                                                        ------------    -------------
Shares outstanding at end of period .................................      9,478,974       10,126,562
                                                                        ============    =============


    The accompanying notes are an integral part of the financial statements.

                                                                             ---

BOND PORTFOLIO
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.



                             Six Months
                               Ended
                              June 30,                                   Years Ended December 31, (e)
                              1996(e)     -----------------------------------------------------------------------------------------
                            (Unaudited)    1995      1994     1993      1992      1991       1990      1989       1988        1987
                            -----------   -------   ------   -------   ------    -------    ------    -------    -------    -------
Net asset value,
   beginning of
   period ................  $  7.16       $  6.48   $ 7.42   $  7.19   $ 7.37    $  6.73    $ 6.72    $  6.39    $  6.47    $  6.67
                            -------       -------   ------   -------   ------    -------    ------    -------    -------    -------
Income from
   investment
   operations:
      Net investment
         income (a) ......      .19           .44      .43       .48      .49        .52       .53        .54        .54        .49
      Net realized and
         unrealized gain
         (loss) on
         investment
         transactions ....     (.33)          .69     (.77)      .38     (.02)       .61      (.02)       .18       (.19)      (.40)
                            -------       -------   ------   -------   ------    -------    ------    -------    -------    -------
Total from investment
   operations ............     (.14)         1.13     (.34)      .86      .47       1.13       .51        .72        .35        .09
                            -------       -------   ------   -------   ------    -------    ------    -------    -------    -------
Less distributions from:
      Net investment
         income ..........     (.42)         (.45)    (.43)     (.48)    (.46)      (.47)     (.50)      (.39)      (.43)      (.29)
      Net realized gains
         on investment
         transactions ....       --            --     (.17)     (.15)    (.19)      (.02)       --         --         --         --
                            -------       -------   ------   -------   ------    -------    ------    -------    -------    -------
Total distributions ......     (.42)         (.45)    (.60)     (.63)    (.65)      (.49)     (.50)      (.39)      (.43)      (.29)
                            -------       -------   ------   -------   ------    -------    ------    -------    -------    -------
Net asset value,
   end of period .........  $  6.60       $  7.16   $ 6.48   $  7.42   $ 7.19    $  7.37    $ 6.73    $  6.72    $  6.39    $  6.47
                            =======       =======   ======   =======   ======    =======    ======    =======    =======    =======
TOTAL RETURN (%) .........    (2.17)(d)     18.17    (4.79)    12.38     7.01      17.61      8.06      11.65       5.46       1.22
RATIOS AND
SUPPLEMENTAL DATA
Net assets, end of
   period ($ millions) ...       63            73      142       129      113         74        42         22          3          3
Ratio of operating
   expenses, net to
   average net
   assets (%) (a) ........      .64(c)        .56      .58       .61      .63        .69       .73        .75        .75        .75
Ratio of net investment
   income to average
   net assets (%) ........     5.99(c)       6.29     6.43      6.59     6.89       7.51      8.05       8.04       7.86       7.53
Portfolio turnover
   rate (%) ..............   119.65(c)     177.21    96.55    125.15    87.00     115.86     71.02     103.41     245.23     186.05
(a) Portion of
    expenses
    reimbursed
    (Note B) .............  $    --       $    --   $   --   $    --   $   --    $    --    $   --    $   .01    $   .04    $   .08
(b) Original capital
(c) Annualized
(d) Not annualized
(e) Per share amounts, for each of the periods identified, have been calculated using the monthly average shares outstanding during the period method.
(f) On August 22, 1986, the Trustees voted to change the year end of the Fund from June 30 to December 31.

                                 Six       For the Period
                                Months     July 16, 1985
                                Ended      (commencement
                               December    of operations)
                                  31,        to June 30,
                              1986(e)(f)        1986
                             -----------   --------------
Net asset value,
   beginning of
   period ................   $ 6.56          $ 6.00(b)
                             ------          ------
Income from
   investment
   operations:
      Net investment
         income (a) ......      .23             .45
      Net realized and
         unrealized gain
         (loss) on
         investment
         transactions ....      .08             .44
                             ------          ------
Total from investment
   operations ............      .31             .89
                             ------          ------
Less distributions from:
      Net investment
         income ..........     (.17)           (.33)
      Net realized gains
         on investment
         transactions ....     (.03)             --
                             ------          ------
Total distributions ......     (.20)           (.33)
                             ------          ------
Net asset value,
   end of period .........   $ 6.67          $ 6.56
                             ======          ======
TOTAL RETURN (%) .........     4.90(d)        15.11(d)
RATIOS AND
SUPPLEMENTAL DATA
Net assets, end of
   period ($ millions) ...        1              --
Ratio of operating
   expenses, net to
   average net
   assets (%) (a) ........      .75(c)          .60(c)
Ratio of net investment
   income to average
   net assets (%) ........     6.88(c)         7.48(c)
Portfolio turnover
   rate (%) ..............    23.82(c)         6.27(c)
(a) Portion of
    expenses
    reimbursed
    (Note B) .............   $  .21          $  .80
(b) Original capital
(c) Annualized
(d) Not annualized
(e) Per share amounts, for each of the periods identified, have been calculated using the monthly average shares outstanding during the period method.
(f) On August 22, 1986, the Trustees voted to change the year end of the Fund from June 30 to December 31.



    The accompanying notes are an integral part of the financial statements.

---
 28

                                                              BALANCED PORTFOLIO
                            INVESTMENT PORTFOLIO as of June 30, 1996 (Unaudited)
--------------------------------------------------------------------------------

                            % of       Principal                                                                          Market
                         Portfolio     Amount ($)                                                                        Value ($)
----------------------------------------------------------------------------------------------------------------------------------
                          11.1%                  REPURCHASE AGREEMENT
                                       8,775,000    Repurchase Agreement with Donaldson, Lufkin & Jenrette
                                                      dated 6/28/96 at 5.45%, to be repurchased at $8,778,985
                                                      on 7/1/96, collateralized by a $8,790,000 U.S. Treasury
                                                      Note, 5.5%, 9/30/97 (Cost $8,775,000)..........................    8,775,000
                                                                                                                         ---------
                           9.4%                  U.S. TREASURY OBLIGATIONS
                                       1,200,000    U.S. Treasury Bond, 7.25%, 5/15/16...............................    1,228,128
                                         300,000    U.S. Treasury Bond, 8.125%, 5/15/21..............................      337,875
                                       1,350,000    U.S. Treasury Bond, 6.25%, 8/15/23...............................    1,223,856
                                         275,000    U.S. Treasury Note, 4.375%, 11/15/96.............................      273,884
                                         550,000    U.S. Treasury Note, 4.75%, 2/15/97...............................      546,733
                                         250,000    U.S. Treasury Note, 6.125%, 5/31/97..............................      250,780
                                       1,000,000    U.S. Treasury Note, 5.25%, 7/31/98...............................      982,660
                                       2,400,000    U.S. Treasury Note, 5.625%, 11/30/00.............................    2,324,616
                                         800,000    U.S. Treasury Separate Trading Registered Interest
                                                      and Principal Securities, 11/15/10 (7.07**)....................      294,520
                                                                                                                         ---------
                                                    TOTAL U.S. TREASURY OBLIGATIONS (Cost $7,647,759)................    7,463,052
                                                                                                                         ---------
                           1.6%                  U.S. GOV'T GUARANTEED MORTGAGES
                                         632,088    Government National Mortgage Association, 10%, 8/15/20 (a).......      688,774
                                         530,280    Government National Mortgage Association, 8.75%, 12/15/24 (a)....      542,540
                                                                                                                         ---------
                                                    TOTAL U.S. GOV'T GUARANTEED MORTGAGES (Cost $1,183,388)..........    1,231,314
                                                                                                                         ---------
                           6.7%                  U.S. GOVERNMENT AGENCY PASS-THRUS
                                       1,218,738    Federal Home Loan Mortgage Corp., 8%, 4/1/08 (a).................    1,244,478
                                         971,430    Federal National Mortgage Association, 6.5%, 10/1/25 (a).........      908,588
                                         806,923    Federal National Mortgage Association, 6.5%, 2/1/26 (a)..........      754,723
                                       2,516,227    Federal National Mortgage Association, 7%, 4/1/26 (a)............    2,420,283
                                                                                                                         ---------
                                                    TOTAL U.S. GOVERNMENT AGENCY PASS-THRUS
                                                      (Cost $5,422,322)..............................................    5,328,072
                                                                                                                         ---------
                           0.1%                  COLLATERALIZED MORTGAGE OBLIGATIONS
                                          85,943    Federal National Mortgage Association, REMIC,
                                                      8.5%, 4/25/18 (Cost $82,559) (a)...............................       86,480
                                                                                                                         ---------
                           0.6%                  FOREIGN BONDS - U.S. $ DENOMINATED
                                         250,000    ABN-AMRO Bank NV, 7.75%, 5/15/23.................................      250,634
                                         250,000    Seagram Co., Ltd., 6.875%, 9/1/23................................      223,108
                                                                                                                         ---------
                                                    TOTAL FOREIGN BONDS - U.S. $ DENOMINATED
                                                      (Cost $461,469)................................................      473,742
                                                                                                                         ---------
                           2.4%                  ASSET-BACKED SECURITIES

AUTOMOBILE RECEIVABLES     0.8%

                                         134,589    Premier Auto Trust Series 1994-3, 6.8%, 12/2/99..................      135,262
                                         500,000    Premier Auto Trust Series 1996-3, 6.5%, 3/6/00...................      501,563
                                                                                                                         ---------
                                                                                                                           636,825
                                                                                                                         ---------


    The accompanying notes are an integral part of the financial statements.

                                                                             ---

BALANCED PORTFOLIO
--------------------------------------------------------------------------------

                            % of       Principal                                                                          Market
                         Portfolio     Amount ($)                                                                        Value ($)
----------------------------------------------------------------------------------------------------------------------------------
CREDIT CARD RECEIVABLES    0.5%
                                         125,000    First Chicago Master Trust, Series 1991-D, 8.4%,
                                                      6/15/98........................................................      125,546
                                         250,000    Standard Credit Card Trust, Series 1990-6B, 9.625%,
                                                      9/10/97........................................................      258,593
                                                                                                                         ---------
                                                                                                                           384,139
                                                                                                                         ---------
HOME EQUITY LOANS          0.7%
                                         499,996    Contimortgage Home Equity Loan Trust, Series 1996-1 A2,
                                                      5.58%, 1/15/11 (a).............................................      491,246
                                          93,715    United Companies Financial Corp., Home Equity Loan
                                                      Series 1993-B1, 6.075%, 7/25/14 (a)............................       90,963
                                                                                                                         ---------
                                                                                                                           582,209
                                                                                                                         ---------
MANUFACTURED HOUSING
RECEIVABLES                0.4%
                                         282,311    Green Tree Financial Corp. Series 1995-7 A1, 6%,
                                                      10/15/26 (a)...................................................      282,398
                                                                                                                         ---------
                                                    TOTAL ASSET-BACKED SECURITIES (Cost $1,908,558)..................    1,885,571
                                                                                                                         ---------
                           8.6%                  CORPORATE BONDS

CONSUMER DISCRETIONARY     0.3%
                                         250,000    Price/Costco Inc., 7.125%, 6/15/05...............................      243,195
                                                                                                                         ---------
CONSUMER STAPLES           0.3%

                                         270,000    J. Seagram & Sons Inc., 7%, 4/15/08..............................      260,169
                                                                                                                         ---------
COMMUNICATIONS             0.7%
                                         500,000    TCI Communications, Inc., 8.65%, 9/15/04.........................      509,625
                                                                                                                         ---------
FINANCIAL                  2.4%
                                         750,000    Associates Corp. of North America, 6.625%, 5/15/01...............      741,300
                                         500,000    Midland Bank PLC, 6.95%, 3/15/11.................................      469,005
                                         250,000    NationsBank Corp., 7.25%, 10/15/25...............................      232,963
                                         500,000    Wells Fargo & Co., 6.875%, 4/1/06................................      481,670
                                                                                                                         ---------
                                                                                                                         1,924,938
                                                                                                                         ---------
MEDIA                      1.3%
                                       1,000,000    Time Warner Inc., 9.125%, 1/15/13................................    1,044,380
                                                                                                                         ---------
DURABLES                   0.4%
                                         250,000    Lockheed Martin Corp., 9%, 1/15/22...............................      282,398
                                                                                                                         ---------
MANUFACTURING              0.9%
                                         250,000    Corning Inc., 8.75%, 7/15/99.....................................      260,995
                                         200,000    ITT Corp., 6.25%, 11/15/00.......................................      194,122
                                         300,000    ITT Corp., 6.75%, 11/15/05.......................................      283,707
                                                                                                                         ---------
                                                                                                                           738,824
                                                                                                                         ---------
TECHNOLOGY                 0.7%
                                         500,000    Loral Corp., 8.375%, 6/15/24.....................................      531,385
                                                                                                                         ---------
ENERGY                     1.0%
                                         500,000    Atlantic Richfield Co., 8.25%, 2/1/22............................      534,760
                                         250,000    Enron Corp., 10%, 6/1/98.........................................      263,915
                                                                                                                         ---------
                                                                                                                           798,675
                                                                                                                         ---------



    The accompanying notes are an integral part of the financial statements.

---
 30

                                                            INVESTMENT PORTFOLIO
--------------------------------------------------------------------------------

                             % of       Principal                                                                          Market
                          Portfolio     Amount ($)                                                                        Value ($)
-----------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION              0.3%
                                          100,000    American Airlines, 8.8%, 9/16/15..................................     105,433
                                          100,000    American Airlines, 8.39%, 1/2/17..................................     102,090
                                                                                                                          ---------
                                                                                                                            207,523
                                                                                                                          ---------
UTILITIES                   0.3%
                                          250,000    Commonwealth Edison Co., 9.05%, 10/15/99..........................     258,518
                                                                                                                          ---------
                                                       Total Corporate Bonds (Cost $6,716,251).........................   6,799,630
                                                                                                                          ---------
                           59.5%                  COMMON STOCKS
                                          Shares
                                         ------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY      6.7%

   Department & Chain
   Stores                   2.6%           16,200    Nordstrom, Inc....................................................     720,900
                                           17,400    Price/Costco Inc.*................................................     376,275
                                           36,000    Wal-Mart Stores Inc...............................................     913,500
                                                                                                                          ---------
                                                                                                                          2,010,675
                                                                                                                          ---------
   Hotels & Casinos         1.0%           12,800    Grand Casinos Inc.*...............................................     329,600
                                           37,600    Host Marriott Corp.*..............................................     493,500
                                                                                                                          ---------
                                                                                                                            823,100
                                                                                                                          ---------
   Restaurants              1.4%           24,200    McDonald's Corp...................................................   1,131,350
                                                                                                                          ---------

   Specialty Retail         1.7%           17,000    Corporate Express, Inc.*..........................................     680,000
                                           28,600    Intimate Brands, Inc..............................................     654,225
                                                                                                                          ---------
                                                                                                                          1,334,225
                                                                                                                          ---------
CONSUMER STAPLES           11.0%

   Alcohol & Tobacco        3.2%           13,000    Anheuser-Busch Companies, Inc.....................................     975,000
                                           15,100    Philip Morris Companies Inc.......................................   1,570,400
                                                                                                                          ---------
                                                                                                                          2,545,400
                                                                                                                          ---------
   Consumer Electronic &
   Photographic Products    0.5%
                                            8,600    Duracell International Inc........................................     370,875
                                                                                                                          ---------
   Food & Beverage          4.5%           23,000    Albertson's Inc...................................................     951,625
                                           16,900    Coca-Cola Co., Inc................................................     825,988
                                           11,400    Dole Food Co......................................................     490,200
                                           36,800    PepsiCo Inc.......................................................   1,301,800
                                                                                                                          ---------
                                                                                                                          3,569,613
                                                                                                                          ---------
   Package Goods/
   Cosmetics                2.8%            4,200    Clorox Co.........................................................     372,225
                                            8,600    Gillette Co.......................................................     536,425
                                           14,800    Procter & Gamble Co...............................................   1,341,250
                                                                                                                          ---------
                                                                                                                          2,249,900
                                                                                                                          ---------
HEALTH                     10.0%

   Biotechnology            1.3%           11,500    Amgen Inc.*.......................................................     621,000
                                            8,839    Guidant Corp......................................................     435,321
                                                                                                                          ---------
                                                                                                                          1,056,321
                                                                                                                          ---------
   Medical Supply &
   Specialty                0.8%           11,300    Medtronic Inc.....................................................     632,800
                                                                                                                          ---------


    The accompanying notes are an integral part of the financial statements.

                                                                             ---

BALANCED PORTFOLIO
--------------------------------------------------------------------------------

                             % of                                                                                         Market
                          Portfolio      Shares                                                                          Value ($)
-----------------------------------------------------------------------------------------------------------------------------------
   Pharmaceuticals          7.9%          9,500      American Home Products Corp.......................................     571,188
                                         16,100      Baxter International Inc..........................................     760,725
                                         15,470      Eli Lilly & Co....................................................   1,005,550
                                         21,800      Johnson & Johnson.................................................   1,079,100
                                         17,200      Merck & Co. Inc...................................................   1,111,550
                                          7,000      Pfizer, Inc.......................................................     499,625
                                          9,600      Sandoz Ltd. AG (ADR)..............................................     547,800
                                         12,200      SmithKline Beecham PLC (ADR)......................................     663,375
                                                                                                                          ---------
                                                                                                                          6,238,913
                                                                                                                          ---------
COMMUNICATIONS              0.9%

   Telephone/
   Communications                        11,900      American Telephone & Telegraph Co.................................     737,800
                                                                                                                          ---------
FINANCIAL                   4.3%

   Banks                    1.0%         16,100      State Street Boston Corp..........................................     821,100
                                                                                                                          ---------
   Insurance                2.2%         11,150      American International Group, Inc.................................   1,099,669
                                          8,100      MBIA Inc..........................................................     630,788
                                                                                                                          ---------
                                                                                                                          1,730,457
                                                                                                                          ---------
   Consumer Finance         0.5%          9,200      Associates First Capital Corp.*...................................     346,150
                                                                                                                          ---------
   Other Financial
   Companies                0.6%         14,200      Federal National Mortgage Association.............................     475,700
                                                                                                                          ---------
MEDIA                       3.1%

   Advertising              0.6%         10,000      Interpublic Group of Companies Inc................................     468,750
                                                                                                                          ---------
   Broadcasting &
   Entertainment            2.5%          7,300      Clear Channel Communications, Inc.*...............................     601,338
                                         17,200      Time Warner Inc...................................................     675,100
                                         11,500      Walt Disney Co....................................................     723,063
                                                                                                                          ---------
                                                                                                                          1,999,501
                                                                                                                          ---------
SERVICE INDUSTRIES          5.9%

   EDP Services             2.2%         17,400      Electronic Data Systems Corp......................................     935,250
                                          9,700      First Data Corp...................................................     772,363
                                                                                                                          ---------
                                                                                                                          1,707,613
                                                                                                                          ---------
   Investment               0.9%         28,400      Charles Schwab Corp...............................................     695,800
                                                                                                                          ---------
   Miscellaneous
     Commercial
     Services               0.5%         23,900      Sensormatic Electronics Corp......................................     391,363
                                                                                                                          ---------
   Miscellaneous
     Consumer
     Services               1.5%         14,600      CUC International Inc.*...........................................     518,300
                                         11,600      Service Corp. International.......................................     667,000
                                                                                                                          ---------
                                                                                                                          1,185,300
                                                                                                                          ---------
   Printing/Publishing      0.8%          8,500      Reuters Holdings PLC "B" (ADR)....................................     616,250
                                                                                                                          ---------
DURABLES                    1.4%

   Telecommunications
   Equipment                             10,800      Ascend Communications, Inc.*......................................     607,500
                                          5,700      U.S. Robotics Corp.*..............................................     487,350
                                                                                                                          ---------
                                                                                                                          1,094,850
                                                                                                                          ---------

    The accompanying notes are an integral part of the financial statements.

---
 32

                                                            INVESTMENT PORTFOLIO
--------------------------------------------------------------------------------

                             % of                                                                                         Market
                          Portfolio      Shares                                                                          Value ($)
-----------------------------------------------------------------------------------------------------------------------------------
MANUFACTURING               7.6%

   Chemicals                1.5%         12,000      Praxair Inc.......................................................     507,000
                                         12,800      Sigma-Aldrich Corp................................................     684,800
                                                                                                                         ----------
                                                                                                                          1,191,800
                                                                                                                         ----------
   Diversified
   Manufacturing            3.0%         17,400      General Electric Co...............................................   1,505,100
                                          8,300      Honeywell, Inc....................................................     452,350
                                          9,675      Thermo Electron Corp..............................................     402,722
                                                                                                                         ----------
                                                                                                                          2,360,172
                                                                                                                         ----------
   Electrical Products      2.5%          4,300      ASEA AB (ADR).....................................................     452,575
                                         11,600      Emerson Electric Co...............................................   1,048,350
                                         14,400      FORE Systems, Inc.*...............................................     520,200
                                                                                                                         ----------
                                                                                                                          2,021,125
                                                                                                                         ----------
   Hand Tools               0.6%         11,700      Black & Decker Corp...............................................     451,913
                                                                                                                         ----------
TECHNOLOGY                  7.0%

   Computer Software        2.3%          7,500      Computer Associates International, Inc............................     534,375
                                          7,600      Microsoft Corp.*..................................................     912,950
                                          9,800      Oracle Systems Corp.*.............................................     386,488
                                                                                                                         ----------
                                                                                                                          1,833,813
                                                                                                                         ----------
   Electronic Components/
   Distributors             0.6%         12,400      Altera Corp.*.....................................................     471,200
                                                                                                                         ----------
   Electronic Data
   Processing               1.0%          8,200      Hewlett-Packard Co................................................     816,925
                                                                                                                         ----------
   Office/Plant
   Automation               2.1%         20,600      3Com Corp.*.......................................................     942,450
                                         12,600      Cisco Systems, Inc.*..............................................     713,475
                                                                                                                         ----------
                                                                                                                          1,655,925
                                                                                                                         ----------
   Semiconductors           1.0%         26,200      Atmel Corp.*......................................................     789,275
                                                                                                                         ----------
ENERGY                      1.6%

   Engineering              0.7%          8,700      Fluor Corp........................................................     568,763
                                                                                                                         ----------
   Oil/Gas Transmission     0.9%         17,200      Enron Corp........................................................     703,050
                                                                                                                         ----------
                                                     TOTAL COMMON STOCKS (Cost $38,036,996)............................  47,097,767
                                                                                                                         ----------
-----------------------------------------------------------------------------------------------------------------------------------

                                                     TOTAL INVESTMENT PORTFOLIO - 100.0%
                                                       (Cost $70,234,302) (b)..........................................  79,140,628
                                                                                                                         ==========
-----------------------------------------------------------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

                                                                             ---

BALANCED PORTFOLIO
---------------------------------------------------------------------------------------------------
*    Non-income producing security.
**   Yield; bond equivalent yield to maturity; not a coupon rate (unaudited).
(a)  Effective maturities will be shorter due to prepayments.
(b)  At June 30, 1996, the net unrealized appreciation on investments based on cost for federal income tax purposes of $70,263,758 was as follows:
     Aggregate gross unrealized appreciation for all investments in which there
       is an excess of market value over tax cost.....................................    9,880,098
     Aggregate gross unrealized depreciation for all investments in which there
       is an excess of tax cost over market value.....................................   (1,003,228)
                                                                                        -----------
     Net unrealized appreciation......................................................  $ 8,876,870
                                                                                        ===========
---------------------------------------------------------------------------------------------------

     Purchases and sales of investment securities (excluding short-term investments and U.S. Government securities), for the six months ended June 30, 1996, aggregated $29,942,488 and $22,457,379, respectively. Purchases and sales of U.S. Government securities for the six months ended June 30, 1996, aggregated $2,514,695 and $7,002,863, respectively.



    The accompanying notes are an integral part of the financial statements.

---
 34

                                                            FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                       STATEMENT OF ASSETS AND LIABILITIES

June 30, 1996 (Unaudited)

ASSETS
Investments, at market (identified cost $70,234,302) (Note A) ...                  $79,140,628
Cash ............................................................                          489
Receivables:
        Investments sold ........................................                      111,555
        Dividends and interest ..................................                      363,138
        Portfolio shares sold ...................................                       82,904
                                                                                   -----------
         Total assets ...........................................                   79,698,714
LIABILITIES
Payables:
        Investments purchased ...................................   $138,481
        Portfolio shares redeemed ...............................     39,098
        Accrued management fee (Note B) .........................     30,529
        Other accrued expenses (Note B) .........................     28,336
                                                                    --------
                Total liabilities ...............................                      236,444
                                                                                   -----------
Net assets, at market value .....................................                  $79,462,270
                                                                                   ===========


NET ASSETS
Net assets consist of:
        Undistributed net investment income .....................                    $ 504,407
        Net unrealized appreciation on investments ..............                    8,906,326
        Accumulated net realized gain ...........................                    3,236,316
        Paid-in capital .........................................                   66,815,221
                                                                                   -----------
Net assets, at market value .....................................                  $79,462,270
                                                                                   ===========



NET ASSET VALUE, offering and redemption price per share
    ($79,462,270 divided by 7,123,484 outstanding shares of
    beneficial interest, no par value, unlimited number of
    shares authorized)...........................................                      $11.15
                                                                                       ======

    The accompanying notes are an integral part of the financial statement.

                                                                              --

 .
BALANCED PORTFOLIO

--------------------------------------------------------------------------------

                             STATEMENT OF OPERATIONS

Six Months Ended June 30, 1996 (Unaudited)
INVESTMENT INCOME
        Income:
                Interest ................................................                 $  935,332
                Dividends (net of foreign taxes withheld of $3,971) .....                    293,962
                                                                                          ----------
                                                                                           1,229,294

        Expenses (Note A):
                Management fee (Note B) .................................   $  173,914
                Accounting fees (Note B) ................................       20,654
                Trustees' fees (Note B) .................................        9,440
                Custodian fees ..........................................        9,465
                Auditing ................................................        5,312
                Legal ...................................................          333
                Other ...................................................       10,733       229,851
                                                                            ----------    ----------
        Net investment income ...........................................                    999,443
                                                                                          ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
        Net realized gain from:
               Investments ..............................................   3,297,678
               Foreign currency related transactions ....................      32,727     3,330,405
                                                                           ----------
       Net unrealized appreciation (depreciation) during the period on:
                Investments .............................................      (20,820)
                Foreign currency related transactions ...................        5,965      (14,855)
                                                                            ----------   ----------
        Net gain on investment transactions .............................                 3,315,550
                                                                                         ----------
     NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............                $4,314,993
                                                                                         ==========

    The accompanying notes are an integral part of the financial statement.

--
36

                                                            FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 Six Months
                                                                                   Ended                  Year
                                                                                  June 30,                Ended
                                                                                    1996               December 31,
Increase (Decrease) in Net Assets                                                (Unaudited)               1995
-------------------------------------------------------------------------------------------------------------------
Operations:
        Net investment income ............................................      $    999,443           $  1,709,893
        Net realized gain from investment transactions ...................         3,330,405              2,307,029
        Net unrealized appreciation (depreciation) on investment
                transactions during the period ...........................           (14,855)             9,159,100
                                                                                ------------           ------------
Net increase in net assets resulting from operations .....................         4,314,993             13,176,022
                                                                                ------------           ------------
Distributions to shareholders from:
        Net investment income ($.15 and $.30 per share, respectively).....          (978,873)            (1,673,390)
                                                                                ------------           ------------
        Net realized gains from investment transactions
                ($.30 and $.06 per share, respectively) ..................        (1,925,657)              (316,977)
                                                                                ------------           ------------
Portfolio share transactions:
        Proceeds from shares sold ........................................        14,413,628             16,676,142
        Net asset value of shares issued to shareholders in
                reinvestment of distributions ............................         2,904,530              1,990,367
        Cost of shares redeemed ..........................................        (7,192,140)            (7,450,950)
                                                                                ------------           ------------
Net increase in net assets from Portfolio share transactions .............        10,126,018             11,215,559
                                                                                ------------           ------------
INCREASE IN NET ASSETS ...................................................        11,536,481             22,401,214
Net assets at beginning of period ........................................        67,925,789             45,524,575
                                                                                ------------           ------------
NET ASSETS AT END OF PERIOD (including undistributed net
        investment income of $504,407 and $483,837, respectively) ........      $ 79,462,270           $ 67,925,789
                                                                                ============           ============
OTHER INFORMATION
INCREASE (DECREASE) IN PORTFOLIO SHARES
Shares outstanding at beginning of period ................................         6,206,064              5,076,236
                                                                                ------------           ------------
        Shares sold ......................................................         1,310,479              1,667,336
        Shares issued to shareholders in reinvestment of distributions....           264,827                204,454
        Shares redeemed ..................................................          (657,886)              (741,962)
                                                                                ------------           ------------
        Net increase in Portfolio shares .................................           917,420              1,129,828
                                                                                ------------           ------------
Shares outstanding at end of period ......................................         7,123,484              6,206,064
                                                                                ============           ============

    The accompanying notes are an integral part of the financial statements.

                                                                              --

BALANCED PORTFOLIO
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.


                          Six Months
                            Ended
                           June 30,                              Years Ended December 31, (e)
                           1996(e)       --------------------------------------------------------------------------
                          (Unaudited)     1995        1994        1993        1992       1991      1990       1989
                          -----------    --------------------------------------------------------------------------
Net asset value,
  beginning of
  period ..............     $10.95       $ 8.97     $ 10.23     $ 10.02      $ 9.85    $  8.10    $ 8.75     $ 7.62
                            ------       ------     -------     -------      ------    -------    ------     ------
Income from
  investment
  operations:
  Net investment
    income (a) ........        .15          .30         .29         .30         .29        .35       .42        .40
  Net realized and
    unrealized
    gain (loss) on
    investment
    transactions ......        .50         2.04        (.48)        .42         .36       1.77      (.59)      1.06
                            ------       ------     -------     -------      ------    -------    ------     ------
Total from investment
  operations ..........        .65         2.34        (.19)        .72         .65       2.12      (.17)      1.46
                            ------       ------     -------     -------      ------    -------    ------     ------
Less distributions
  from:
  Net investment
    income ............       (.15)        (.30)       (.30)       (.28)       (.29)      (.37)     (.43)      (.33)
  Net realized gains
    on investment
    transactions ......       (.30)        (.06)       (.77)       (.23)       (.19)         -      (.05)         -
                            ------       ------     -------     -------      ------    -------    ------     ------
Total distributions ...       (.45)        (.36)      (1.07)       (.51)       (.48)      (.37)     (.48)      (.33)
                            ------       ------     -------     -------      ------    -------    ------     ------
Net asset value,
    end of period .....     $11.15       $10.95     $  8.97     $ 10.23      $10.02    $  9.85    $ 8.10     $ 8.75
                            ======       ======     =======     =======      ======    =======    ======     ======
TOTAL RETURN (%) ......       6.05(d)     26.67       (2.05)       7.45        6.96      26.93     (1.91)     19.50
RATIOS AND
SUPPLEMENTAL DATA
Net assets, end of
  period ($ millions)..         79           68          46          45          37         25        16         18
Ratio of operating
  expenses, net to
  average net
  assets (%) (a) ......        .63(c)       .65         .75         .75         .75        .75       .75        .75
Ratio of net
  investment  income
  average
  net assets (%) ......       2.74(c)      3.01        3.19        3.01        3.01       4.00      5.15       4.74
Portfolio turnover
  rate (%) ............      87.10(c)     87.98      101.64      133.95*      51.66      62.03     49.03      77.98
Average commission
  rate paid (g) .......     $.0515       $    -     $     -     $     -        $  -    $     -    $    -     $    -
(a)Portion of
   expenses
   reimbursed
   (Note B) ...........     $    -       $    -     $     -     $     -        $  -    $   .01    $    -     $  .01
(b)Original capital
(c)Annualized
(d)Not annualized
(e)Per share amounts, for each of the periods identified, have been calculated using the monthly average shares outstanding during the period method.
(f)On August 22, 1986, the Trustees voted to change the year end of the Fund from June 30 to December 31.
(g)Average commission rate paid per share of common and preferred securities is calculated for fiscal years beginning on or after September 1, 1995.

                                                         Six         For the Period
                                                        Months        July 16, 1985
                               Years Ended              Ended         (commencement
                             December 31, (e)          December       of operations)
                             -----------------            31,          to June 30,
                              1988       1987         1986(e)(f)          1986
                             -----------------        ----------     ---------------
Net asset value,
  beginning of
  period ...............    $  6.88   $  7.35           $ 7.58         $ 6.00(b)
                            -------   -------           ------         ------
Income from
  investment
  operations:
  Net investment
    income (a) ........         .33       .34              .15            .31
  Net realized and
    unrealized
    gain (loss) on
    investment
    transactions ......         .64      (.45)            (.11)          1.50
                            -------   -------           ------         ------
Total from investment
  operations ..........         .97      (.11)             .04           1.81
                            -------   -------           ------         ------
Less distributions
  from:
  Net investment
    income ............        (.23)     (.23)            (.18)          (.23)
  Net realized gains
    on investment
    transactions ......           -      (.13)            (.09)             -
                            -------   -------           ------         ------
Total distributions ...        (.23)     (.36)            (.27)          (.23)
                            -------   -------           ------         ------
Net asset value,
    end of period .....     $  7.62   $  6.88           $ 7.35         $ 7.58
                            =======   =======           ======         ======
TOTAL RETURN (%) ......       14.21     (1.68)             .46(d)       30.60(d)
RATIOS AND
SUPPLEMENTAL DATA
Net assets, end of
  period ($ millions)..          11        12                1                -
Ratio of operating
  expenses, net to
  average net
  assets (%) (a) ......         .75       .75              .75(c)         .60(c)
Ratio of net
  investment  income
  average
  net assets (%) ......        4.48      4.42             4.20(c)        4.87(c)
Portfolio turnover
  rate (%) ............      109.95    111.00            28.86(c)       64.12(c)
Average commission
  rate paid (g) .......     $     -   $    -            $    -         $    -
(a)Portion of
   expenses
   reimbursed
   (Note B) ...........     $   .03   $   .03           $  .17         $  .80
(b)Original capital
(c)Annualized
(d)Not annualized
(e)Per share amounts, for each of the periods identified, have been calculated using the monthly average shares outstanding during the period method.
(f)On August 22, 1986, the Trustees voted to change the year end of the Fund from June 30 to December 31.
(g)Average commission rate paid per share of common and preferred securities is calculated for fiscal years beginning on or after September 1, 1995.

 * On May 1, 1993, the Portfolio adopted its present name and investment objective which is a balance of growth and income from a diversified portfolio of equity and fixed income securities. Prior to that date, the Portfolio was known as the Managed Diversified Portfolio and its investment objective was to realize a high level of long-term total rate of return consistent with prudent investment risk. The portfolio turnover rate increased due to implementing the present investment objective. Financial highlights for the nine periods ended December 31, 1993 should not be considered representative of the present Portfolio.

--
38

                                                     GROWTH AND INCOME PORTFOLIO
                            INVESTMENT PORTFOLIO as of June 30, 1996 (Unaudited)
--------------------------------------------------------------------------------

                            % of      Principal                                                                            Market
                          Portfolio   Amount ($)                                                                          Value ($)
-----------------------------------------------------------------------------------------------------------------------------------
                             1.0%                REPURCHASE AGREEMENT

                                        660,000     Repurchase Agreement with Donaldson, Lufkin & Jenrette
                                                      dated 6/28/96 at 5.45%, to be repurchased at $660,300
                                                      on 7/1/96, collateralized by a $657,000 U.S. Treasury Note,
                                                      6.5%, 4/30/97 (Cost $660,000)....................................     660,000
                                                                                                                          ---------

                             1.2%                CONVERTIBLE BONDS

HEALTH                       0.2%

   Pharmaceuticals                      140,000     Sandoz Capital BVI Ltd., 2%, 10/6/02...............................     149,100
                                                                                                                          ---------
FINANCIAL                    0.1%

   Other Financial
   Companies                             40,000     First Financial Management Corp., 5%, 12/15/99.....................      75,000
                                                                                                                          ---------
SERVICE INDUSTRIES           0.3%

   Miscellaneous
   Commercial Services                  335,000     ADT Operations Inc. LYON, 7/6/10...................................     187,600
                                                                                                                          ---------
TECHNOLOGY                   0.6%

   Computer Software         0.1%       120,000     Softkey International, Inc., 5.5%, 11/1/00.........................      95,400
                                                                                                                          ---------
   Electronic Data
   Processing                0.5%       350,000     Apple Computer, Inc., 6%, 6/1/01...................................     334,250
                                                                                                                          ---------
                                                    TOTAL CONVERTIBLE BONDS (Cost $770,651)............................     841,350
                                                                                                                          ---------
                             5.2%                 CONVERTIBLE PREFERRED STOCKS
                                          Shares
                                         -------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY       0.6%

   Department &
   Chain Stores                           6,800     Kmart, 7.75%.......................................................     368,900
                                                                                                                          ---------
HEALTH                       0.8%

   Health Industry Services               21,500     FHP International Corp., "A", Cum. $1.25...........................    548,250
                                                                                                                          ---------
FINANCIAL                    0.9%

   Consumer Finance          0.7%         10,400     Advanta Corp., 6.75%..............................................     470,600
                                                                                                                          ---------
   Real Estate               0.2%          5,000     Security Capital Industrial Trust "B", 7%.........................     115,625
                                                                                                                          ---------
Service Industries  0.1%

   Miscellaneous
   Commercial Services                    54,000     Jardine Strategic Holdings Ltd., 7.5%, 5/7/49.....................      58,590
                                                                                                                          ---------
MANUFACTURING                1.9%

   Containers & Paper        1.5%         18,500     Boise Cascade Corp. "G", Cum $1.58................................     564,250
                                           8,000     Bowater, Inc. "B", 7%.............................................     260,000
                                           4,500     International Paper Co., 5.25%....................................     198,000
                                                                                                                          ---------
                                                                                                                          1,022,250
                                                                                                                          ---------
   Industrial Specialty      0.2%         10,000     Cooper Industries, Inc., 6%.......................................     167,500
                                                                                                                          ---------

   Wholesale Distributors    0.2%          1,400     Alco Standard Corp., 6.5%.........................................     116,200
                                                                                                                          ---------

    The accompanying notes are an integral part of the financial statements.

                                                                             ---

GROWTH AND INCOME PORTFOLIO
--------------------------------------------------------------------------------

                              % of                                                                                       Market
                            Portfolio    Shares                                                                         Value ($)
----------------------------------------------------------------------------------------------------------------------------------
ENERGY                        0.9%

   Oil Companies                           25,000     Atlantic Richfield Co., 9%, 9/15/97.............................     609,375
                                                                                                                         ---------
                                                      TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $3,476,227)............   3,477,290
                                                                                                                         ---------
                             92.6%                 COMMON STOCKS

CONSUMER DISCRETIONARY        4.3%

   Department &
   Chain Stores                            16,700     J.C. Penney Co., Inc............................................     876,750
                                            7,100     May Department Stores...........................................     310,625
                                           30,900     Rite Aid Corp...................................................     919,275
                                           15,600     Sears, Roebuck & Co.............................................     758,550
                                                                                                                         ---------
                                                                                                                         2,865,200
                                                                                                                         ---------
CONSUMER STAPLES             12.0%

   Alcohol & Tobacco          4.3%         10,400     Anheuser-Busch Companies, Inc...................................     780,000
                                           15,500     Philip Morris Companies Inc.....................................   1,612,000
                                           15,080     RJR Nabisco Holdings Corp.......................................     467,480
                                                                                                                         ---------
                                                                                                                         2,859,480
                                                                                                                         ---------
   Consumer Electronic &
   Photographic Products      0.2%          3,000     Duracell International Inc......................................     129,375
                                                                                                                         ---------
   Food & Beverage            3.5%         11,600     General Mills, Inc..............................................     632,200
                                           36,100     H.J. Heinz Co...................................................   1,096,537
                                           11,200     Quaker Oats Co..................................................     382,200
                                            1,700     Unilever NV (New York shares)...................................     246,713
                                                                                                                         ---------
                                                                                                                         2,357,650
                                                                                                                         ---------
   Package Goods/
   Cosmetics                  4.0%         11,600     Avon Products Inc...............................................     523,450
                                            6,300     Clorox Co.......................................................     558,337
                                           14,500     Kimberly-Clark Corp.............................................   1,120,125
                                           12,300     Tambrands Inc...................................................     502,763
                                                                                                                         ---------
                                                                                                                         2,704,675
                                                                                                                         ---------
HEALTH                       11.2%

   Medical Supply &
   Specialty                  1.5%         24,300     Bausch & Lomb, Inc..............................................   1,032,750
                                                                                                                         ---------
   Pharmaceuticals            9.7%         13,200     American Home Products Corp.....................................     793,650
                                           23,100     Baxter International Inc........................................   1,091,475
                                            9,800     Bristol-Myers Squibb Co.........................................     882,000
                                            9,300     Eli Lilly & Co..................................................     604,500
                                           16,300     Schering-Plough Corp............................................   1,022,825
                                           10,900     SmithKline Beecham PLC (ADR)....................................     592,688
                                           18,200     Warner-Lambert Co...............................................   1,001,000
                                           18,200     Zeneca Group PLC................................................     402,488
                                            1,300     Zeneca Group PLC (ADR)..........................................      87,425
                                                                                                                         ---------
                                                                                                                         6,478,051
                                                                                                                         ---------
COMMUNICATIONS                5.8%

   Telephone/
   Communications                          23,800     Alltel Corp.....................................................     731,850
                                           19,500     GTE Corp........................................................     872,625
                                           14,600     Hong Kong Telecommunications Ltd. (ADR).........................     262,800
                                           12,300     Koninklijke PTT Nederland.......................................     465,893
                                           15,400     NYNEX Corp......................................................     731,500



    The accompanying notes are an integral part of the financial statements.

---
 40

                                                            INVESTMENT PORTFOLIO
--------------------------------------------------------------------------------

                              % of                                                                                       Market
                            Portfolio    Shares                                                                         Value ($)
----------------------------------------------------------------------------------------------------------------------------------
                                         16,400       Sprint Corp....................................................      688,800
                                         33,000       Telecom Corp. of New Zealand...................................      138,949
                                                                                                                         ---------
                                                                                                                         3,892,417
                                                                                                                         ---------
FINANCIAL                     19.2%

   Banks                       7.4%      15,200       Bankers Trust New York Corp....................................    1,122,900
                                         12,800       Chase Manhattan Corp...........................................      904,000
                                         21,100       CoreStates Financial Corp......................................      812,350
                                         15,400       First Bank System Inc..........................................      893,200
                                         10,700       J.P. Morgan & Co., Inc.........................................      905,487
                                          8,500       KeyCorp........................................................      329,375
                                                                                                                         ---------
                                                                                                                         4,967,312
                                                                                                                         ---------
   Insurance                   3.6%      10,052       Allstate Corp..................................................      458,623
                                         10,100       EXEL, Ltd......................................................      712,050
                                          6,000       Hartford Steam Boiler Inspection & Insurance Co................      294,750
                                         21,800       Lincoln National Corp..........................................    1,008,250
                                                                                                                         ---------
                                                                                                                         2,473,673
                                                                                                                         ---------
   Other Financial
   Companies                   3.5%      27,300       Federal National Mortgage Association..........................      914,550
                                         19,500       Student Loan Marketing Association.............................    1,443,000
                                                                                                                         ---------
                                                                                                                         2,357,550
                                                                                                                         ---------
   Real Estate                 4.7%       1,100       Charles E. Smith Residential Realty, Inc. (REIT)...............       26,400
                                         22,200       DeBartolo Realty Corp..........................................      357,975
                                          3,900       Developers Diversified Realty Corp.............................      124,312
                                         10,200       General Growth Properties, Inc. (REIT).........................      246,075
                                         20,500       Health Care Property Investment Inc. (REIT)....................      691,875
                                         10,584       Horizon Group, Inc. (REIT).....................................      216,972
                                         18,800       Meditrust SBI (REIT)...........................................      627,450
                                         31,400       Nationwide Health Properties Inc. (REIT).......................      663,325
                                         11,000       Security Capital Industrial Trust..............................      193,875
                                                                                                                         ---------
                                                                                                                         3,148,259
                                                                                                                         ---------
MEDIA                          0.3%

   Print Media                            5,500       Reader's Digest Association Inc. "A"...........................      233,750
                                                                                                                         ---------
SERVICE INDUSTRIES             1.4%

   Miscellaneous
   Consumer Services           1.0%      19,600       H&R Block Inc..................................................      639,450
                                                                                                                         ---------
   Printing/Publishing         0.4%       4,800       Dun & Bradstreet Corp..........................................      300,000
                                                                                                                         ---------
DURABLES                       8.4%

   Aerospace                   5.3%      12,542       Lockheed Martin Corp...........................................    1,053,528
                                          1,400       Northrop Grumman Corp..........................................       95,375
                                         18,400       Rockwell International Corp....................................    1,053,400
                                         11,600       United Technologies Corp.......................................    1,334,000
                                                                                                                         ---------
                                                                                                                         3,536,303
                                                                                                                         ---------
   Automobiles                 2.9%      12,200       Dana Corp......................................................      378,200
                                         10,100       Eaton Corp.....................................................      592,112
                                         19,000       Ford Motor Co..................................................      615,125
                                          8,200       Genuine Parts Co...............................................      375,150
                                                                                                                         ---------
                                                                                                                         1,960,587
                                                                                                                         ---------
   Construction/
   Agricultural Equipment      0.2%       3,400       PACCAR, Inc....................................................      166,600
                                                                                                                         ---------
MANUFACTURING                 13.8%

   Chemicals                   2.8%      13,100       DSM NV (ADR)...................................................      324,225


    The accompanying notes are an integral part of the financial statements.

                                                                             ---

GROWTH AND INCOME PORTFOLIO

                         % of                                                                 Market
                       Portfolio   Shares                                                    Value ($)
------------------------------------------------------------------------------------------------------
                                    7,400    Dow Chemical Co...............................    562,400
                                   13,000    E.I. du Pont de Nemours & Co..................  1,028,625
                                                                                             ---------
                                                                                             1,915,250
                                                                                             ---------
  Containers & Paper     0.8%      19,000    Stone Container Corp..........................    261,250
                                   10,300    Westvaco Corp. ...............................    307,713
                                                                                             ---------
                                                                                               568,963
                                                                                             ---------
  Diversified
  Manufacturing          4.3%      23,500    Dresser Industries Inc........................    693,250
                                    6,300    Olin Corp. ...................................    562,275
                                   16,800    TRW Inc. .....................................  1,509,900
                                    3,300    Teledyne Inc. ................................    119,213
                                                                                             ---------
                                                                                             2,884,638
                                                                                             ---------
  Electrical Products    1.3%       8,200    Philips NV (New York shares)..................    267,525
                                   16,000    Thomas & Betts Corp. .........................    600,000
                                                                                             ---------
                                                                                               867,525
                                                                                             ---------
  Machinery/
  Components/ Controls   0.2%
                                    3,700    Timken Co. ...................................    143,375
                                                                                             ---------
  Office Equipment/
  Supplies               3.0%
                                   37,200    Xerox Corp. ..................................  1,990,200
                                                                                             ---------
  Specialty Chemicals    1.4%      14,400    Betz Laboratories Inc. .......................    631,800
                                    8,600    Witco Corp. ..................................    295,625
                                                                                             ---------
                                                                                               927,425
                                                                                             ---------
ENERGY                   7.9%
  Oil Companies                     6,100    Exxon Corp. ..................................    529,937
                                   12,500    Murphy Oil Corp. .............................    567,187
                                   10,700    Pennzoil Co. .................................    494,875
                                   11,100    Repsol SA (ADR) ..............................    385,725
                                    5,000    Royal Dutch Petroleum Co. (New York shares)...    768,750
                                   19,556    Societe Nationale Elf Aquitaine (ADR).........    718,683
                                    4,300    Texaco Inc. ..................................    360,663
                                   16,919    Total SA (ADR)................................    628,118
                                   36,700    YPF S.A. "D" (ADR)............................    825,750
                                                                                             ---------
                                                                                             5,279,688
                                                                                             ---------
METALS & MINERALS        2.2%
  Steel & Metals                   13,400    Allegheny Ludlum Corp. .......................    252,925
                                   24,900    Freeport McMoRan Copper & Gold, Inc. "A" .....    743,887
                                   13,500    Oregon Steel Mills Inc. ......................    185,625
                                    5,100    Phelps Dodge Corp. ...........................    318,113
                                                                                             ---------
                                                                                             1,500,550
                                                                                             ---------
CONSTRUCTION             1.5%
  Forest Products                   9,700    Georgia Pacific Corp. ........................    688,700
                                    7,700    Weyerhaeuser Co. .............................    327,250
                                                                                             ---------
                                                                                             1,015,950
                                                                                             ---------
TRANSPORTATION           1.0%

  Railroads                        18,300    Canadian National Railway Co. ................    336,262
                                    5,100    Union Pacific Corp. ..........................    356,363
                                                                                             ---------
                                                                                               692,625
                                                                                             ---------
UTILITIES                3.6%
  Electric Utilities                8,400    CINergy Corp. ................................    268,800
                                   18,300    National Power PLC (ADR)......................    446,062
                                    7,400    PacifiCorp....................................    164,650
                                   13,700    Pacific Gas & Electric Co. ...................    318,525

    The accompanying notes are an integral part of the financial statements.

---
42

                                                        INVESTMENT PORTFOLIO
-------------------------------------------------------------------------------

                                                                    Market
        Shares                                                     Value ($)
------------------------------------------------------------------------------------
        17,300      PowerGen PLC (ADR) ..........................            358,975
        10,200      Southern Company ............................            251,175
        3,100       Texas Utilities Co., Inc. ...................            132,525
        17,200      Unicom Corp. ................................            479,450
                                                                         -----------
                                                                           2,420,162
                                                                         -----------
                   TOTAL COMMON STOCKS (Cost $52,712,770) .......         62,309,433
                                                                         -----------
------------------------------------------------------------------------------------
                   TOTAL INVESTMENT PORTFOLIO -- 100.0%
                        (Cost $57,619,648) (a) ..................         67,288,073
                                                                         ===========


------------------------------------------------------------------------------------

(a) At June 30, 1996, the net unrealized appreciation on investments based on cost for federal income tax purposes of $57,643,314 was as follows:

    Aggregate gross unrealized appreciation
    for all investments in which there is an
    excess of market value over tax cost ........................       $ 10,407,667


    Aggregate gross unrealized depreciation
    for all investments in which there is an
    excess of tax cost over market value ........................           (762,908)
                                                                         -----------
    Net unrealized appreciation .................................        $ 9,644,759
                                                                         ===========
------------------------------------------------------------------------------------

    Purchases and sales of investment
    securities (excluding short-term
    investments), for the six months ended
    June 30, 1996, aggregated $25,042,283
    and $11,090,527, respectively.


      The accompanying notes are an integral part of the financial statements.

                                                                            --

GROWTH AND INCOME PORTFOLIO
FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 1996 (UNAUDITED)
----------------------------------------------------------------------------------------------
ASSETS

Investments, at market (identified cost $57,619,648) (Note A) ....                 $67,288,073
Cash .............................................................                         257
Receivables:
  Investments sold ...............................................                     357,451
  Dividends and interest .........................................                     286,198
  Portfolio shares sold ..........................................                     121,033
                                                                                   -----------
     Total assets ................................................                  68,053,012

LIABILITIES
Payables:
  Investments purchased ..........................................  $   147,649
  Portfolio shares redeemed ......................................           49
  Accrued management fee (Note B) ................................       26,368
  Other accrued expenses (Note B) ................................       30,379
                                                                    -----------
     Total liabilities ...........................................                     204,445
                                                                                   -----------
Net assets, at market value ......................................                 $67,848,567
                                                                                   ===========

NET ASSETS
Net assets consist of:
  Undistributed net investment income ............................                 $   593,902
  Net unrealized appreciation on:
     Investments .................................................                   9,668,425
     Foreign currency related transactions .......................                           9
  Accumulated net realized gain ..................................                   1,805,486
  Paid-in capital ................................................                  55,780,745
                                                                                   -----------
Net assets, at market value ......................................                 $67,848,567
                                                                                   ===========

NET ASSET VALUE, offering and redemption price per share
  ($67,848,567/8,031,545 outstanding shares of beneficial
  interest, no par value, unlimited number of shares authorized)..                 $      8.45
                                                                                   ===========

    The accompanying notes are an integral part of the financial statements.
---
44

                                                            FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                STATEMENT OF OPERATIONS

SIX MONTHS ENDED JUNE 30, 1996 (UNAUDITED)
-------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  Income:
     Dividends (net of foreign taxes withheld of $4,050) .........                    $ 1,065,552
     Interest ....................................................                         78,117
                                                                                      -----------
                                                                                        1,143,669

  Expenses (Note A):
     Management fee (Note B) .....................................    $   144,474
     Accounting fees (Note B) ....................................         20,274
     Trustees' fees (Note B) .....................................          9,440
     Custodian fees ..............................................         15,406
     Auditing ....................................................          5,005
     Federal registration ........................................          4,993
     Other .......................................................          7,294         206,886
                                                                      -----------     -----------
  Net investment income ..........................................                        936,783
                                                                                      -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
  Net realized gain (loss) from:
     Investments .................................................      1,869,459
     Foreign currency related transactions .......................           (172)      1,869,287
                                                                       ----------
  Net unrealized appreciation during the period on:
     Investments .................................................      1,883,959
     Foreign currency related transactions .......................              9       1,883,968
                                                                      -----------     -----------
  Net gain on investment transactions ............................                      3,753,255
                                                                                      -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .............                    $ 4,690,038
                                                                                      ===========


    The accompanying notes are an integral part of the financial statements.

                                                                             ---

GROWTH AND INCOME PORTFOLIO
--------------------------------------------------------------------------------

                STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SIX MONTHS
                                                                                     ENDED                   YEAR
                                                                                    JUNE 30,                 ENDED
                                                                                     1996                  DECEMBER 31,
INCREASE (DECREASE) IN NET ASSETS                                                 (UNAUDITED)                 1995
-----------------------------------------------------------------------------------------------------------------------
  Operations:
    Net investment income ............................................            $    936,783             $  1,140,276
    Net realized gain from investment transactions ...................               1,869,287                  685,486
    Net unrealized appreciation on investment
       transactions during the period ................................               1,883,968                8,112,233
                                                                                  ------------             ------------
    Net increase in net assets resulting from operations .............               4,690,038                9,937,995
                                                                                  ------------             ------------
  Distributions to shareholders from:
    Net investment income ($.11 and $.19 per share, respectively) ....                (746,851)                (895,880)
                                                                                  ------------             ------------
    Net realized gains from investment transactions ($.10 and $.04 per
       share, respectively) ..........................................                (729,093)                (150,289)
                                                                                  ------------             ------------
  Portfolio share transactions:
    Proceeds from shares sold ........................................              20,285,796               29,272,260
    Net asset value of shares issued to shareholders
       in reinvestment of distributions ..............................               1,475,944                1,046,169
    Cost of shares redeemed ..........................................              (9,089,701)              (7,322,663)
                                                                                  ------------             ------------
  Net increase in net assets from Portfolio share transactions .......              12,672,039               22,995,766
                                                                                  ------------             ------------
  INCREASE IN NET ASSETS .............................................              15,886,133               31,887,592
  Net assets at beginning of period ..................................              51,962,434               20,074,842
                                                                                  ------------             ------------
  NET ASSETS AT END OF PERIOD (including undistributed net
    investment income of $593,902 and $403,970, respectively) ........            $ 67,848,567             $ 51,962,434
                                                                                  ============             ============
  OTHER INFORMATION
  INCREASE (DECREASE) IN PORTFOLIO SHARES
  Shares outstanding at beginning of period ..........................               6,510,714                3,204,882
                                                                                  ------------             ------------
    Shares sold ......................................................               2,445,454                4,166,992
    Shares issued to shareholders in reinvestment of distributions ...                 179,457                  151,454
    Shares redeemed ..................................................              (1,104,080)              (1,012,614)
                                                                                  ------------             ------------
    Net increase in Portfolio shares .................................               1,520,831                3,305,832
                                                                                  ------------             ------------
  Shares outstanding at end of period ................................               8,031,545                6,510,714
                                                                                  ============             ============

    The accompanying notes are an integral part of the financial statements.
---
46

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following table includes selected data for a share outstanding throughout each period (f) and other performance information derived from the financial statements.


                                                                                                           FOR THE PERIOD
                                                                            SIX MONTHS                       MAY 2, 1994
                                                                              ENDED          YEAR           (COMMENCEMENT
                                                                             JUNE 30,        ENDED          OF OPERATIONS)
                                                                               1996       DECEMBER 31,      TO DECEMBER 31,
                                                                            (UNAUDITED)       1995               1994
                                                                            -----------   ------------     ----------------

  Net asset value, beginning of period ...............................       $   7.98       $   6.26           $   6.00(c)
                                                                             --------       --------           --------
  Income from investment operations:
    Net investment income (a) ........................................            .13            .23                .13
    Net realized and unrealized gain (loss) on investment transactions            .55           1.72                .17
                                                                             --------       --------           --------
  Total from investment operations ...................................            .68           1.95                .30
                                                                             --------       --------           --------
  Less distributions from:
    Net investment income ............................................           (.11)          (.19)              (.04)
    Net realized gains on investment transactions ....................           (.10)          (.04)              --
                                                                             --------       --------           --------
  Total distributions ................................................           (.21)          (.23)              (.04)
                                                                             --------       --------           --------
  Net asset value, end of period .....................................       $   8.45       $   7.98           $   6.26
                                                                             ========       ========           ========
  TOTAL RETURN (%) ...................................................           8.62(e)       31.74               4.91(e)
  RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period ($ millions) .............................             68             52                 20
  Ratio of operating expenses, net to average net assets (%) (a) .....            .68(d)         .75                .75(d)
  Ratio of net investment income to average net assets (%) ...........           3.09(d)        3.18               3.63(d)
  Portfolio turnover rate (%) ........................................          37.48(d)       24.33              28.41(d)
  Average commission rate paid (b) ...................................       $  .0493       $     --           $     --

(a)   Portion of expenses waived (Note B) ............................       $     --       $     --           $    .03

(b) Average commission rate paid per share of common and preferred securities is calculated for fiscal years beginning on or after September 1, 1995.

(c)   Original capital

(d)   Annualized

(e)   Not annualized

(f) Per share amounts have been calculated using the monthly average shares outstanding during the period method.

                                                                              --

CAPITAL GROWTH PORTFOLIO
INVESTMENT PORTFOLIO  as of June 30, 1996 (Unaudited)
--------------------------------------------------------------------------------

                                % of       Principal                                                       Market
                              Portfolio    Amount ($)                                                    Value ($)
------------------------------------------------------------------------------------------------------------------
                                 2.5%                REPURCHASE AGREEMENT

                                          9,631,000      Repurchase Agreement with Donaldson,
                                                         Lufkin & Jenrette dated 6/28/96 at 5.45%, to
                                                         be repurchased at $9,635,374 on 7/1/96,
                                                         collateralized by a $9,881,000 U.S. Treasury
                                                         Note, 6.5%, 5/15/97 (Cost $9,631,000) .......   9,631,000
                                                                                                         ---------

                                97.5%                COMMON STOCKS

                                            Shares
                                          ------------------------------------------------------------------------
CONSUMER DISCRETIONARY           6.2%

    Department &
    Chain Stores                 2.2%       100,000      May Department Stores .......................   4,375,000
                                            120,000      Walgreen Co. ................................   4,020,000
                                                                                                        ----------
                                                                                                         8,395,000
                                                                                                        ----------

    Hotels & Casinos             0.8%       117,000       Grand Casinos Inc.* ........................   3,012,750
                                                                                                        ----------

    Restaurants                  1.9%       160,000       McDonald's Corp. ...........................   7,480,000
                                                                                                        ----------

    Specialty Retail             1.3%        24,000       Gucci Group (New York Shares)* .............   1,548,000
                                            150,600       Intimate Brands, Inc. ......................   3,444,975
                                                                                                        ----------
                                                                                                         4,992,975
                                                                                                        ----------
CONSUMER STAPLES                 7.0%

    Alcohol & Tobacco            1.6%        85,000      Anheuser-Busch Companies, Inc. ..............   6,375,000
                                                                                                        ----------

    Food & Beverage              2.1%        90,000      Albertson's Inc. ............................   3,723,750
                                            100,000      ConAgra Inc. ................................   4,537,500
                                                                                                        ----------
                                                                                                         8,261,250
                                                                                                        ----------
    Package Goods/
    Cosmetics                    3.3%        70,000      Clorox Co. ..................................   6,203,750
                                             56,000      Estee Lauder Companies "A" ..................   2,366,000
                                             45,000      Procter & Gamble Co. ........................   4,078,125
                                                                                                        ----------
                                                                                                        12,647,875
                                                                                                        ----------

HEALTH                          11.6%

    Health Industry Services     1.0%       137,000      Bergen Brunswig Corp. "A" ...................   3,801,750
                                                                                                        ----------

    Hospital Management          3.0%       220,000      Columbia/HCA Healthcare Corp. ...............  11,742,500
                                                                                                        ----------

    Medical Supply &
     Specialty                   1.7%        81,000      Becton, Dickinson & Co. .....................   6,500,250
                                                                                                        ----------

    Pharmaceuticals              5.9%        90,000      American Home Products Corp. ................   5,411,250
                                             95,050      Astra AB "B" (Free) .........................   4,149,464
                                             90,000      Johnson & Johnson ...........................   4,455,000
                                             75,000      Merck & Co. Inc. ............................   4,846,875
                                             64,000      Schering-Plough Corp. .......................   4,016,000
                                                                                                        ----------
                                                                                                        22,878,589
                                                                                                        ----------

FINANCIAL                       16.4%

    Banks                        4.2%        80,000  Citicorp ........................................   6,610,000
                                             37,000  J.P. Morgan & Co., Inc. .........................   3,131,125


    The accompanying notes are an integral part of the financial statements.

--
48

                                                            INVESTMENT PORTFOLIO
--------------------------------------------------------------------------------

                       % of                                                                Market
                     Portfolio   Shares                                                   Value ($)
----------------------------------------------------------------------------------------------------
                                     95,000   Norwest Corp. ...........................   3,313,125
                                     80,000   Wachovia Corp. ..........................   3,500,000
                                                                                         ----------
                                                                                         16,554,250
                                                                                         ----------

    Insurance              5.8%      88,500   American International Group, Inc. ......   8,728,313
                                     23,600   Chubb Corp. .............................   1,177,050
                                     90,000   EXEL, Ltd. ..............................   6,345,000
                                     80,000   MBIA Inc. ...............................   6,230,000
                                                                                         ----------
                                                                                         22,480,363
                                                                                         ----------
    Consumer Finance       1.0%     100,100   Associates First Capital Corp* ..........   3,766,263
                                                                                         ----------
    Other Financial
    Companies              5.4%     205,000   American Express Credit Corp. ...........   9,148,125
                                    350,000   Federal National Mortgage Association ...  11,725,000
                                                                                         ----------
                                                                                         20,873,125
                                                                                         ----------
MEDIA                      3.2%

    Broadcasting &
    Entertainment          1.3%      81,000   Walt Disney Co. .........................   5,092,875
                                                                                         ----------
    Cable Television       0.8%      54,750   Comcast Corp. "A" .......................   1,012,875
                                     84,576   Tele-Comm Liberty Media Group "A"* ......   2,241,264
                                                                                         ----------
                                                                                          3,254,139
                                                                                         ----------
    Print Media            1.1%      58,000   Gannett Co., Inc. .......................   4,103,500
                                                                                         ----------
SERVICE INDUSTRIES         2.2%

    Environmental Services 0.2%      69,900   Destec Energy Inc.* .....................     891,225
                                                                                         ----------
    Investment             2.0%     127,400   Franklin Resources Inc. .................   7,771,400
                                                                                         ----------
DURABLES                   4.4%

    Aerospace                        50,000   Lockheed Martin Corp. ...................   4,200,000
                                    110,000   Rockwell International Corp. ............   6,297,500
                                     55,000   United Technologies Corp. ...............   6,325,000
                                                                                         ----------
                                                                                         16,822,500
                                                                                         ----------
MANUFACTURING             11.3%

    Chemicals              3.4%      65,000   E.I. du Pont de Nemours & Co. ...........   5,143,125
                                     98,900   Praxair Inc. ............................   4,178,525
                                     73,000   Sigma-Aldrich Corp. .....................   3,905,500
                                                                                         ----------
                                                                                         13,227,150
                                                                                         ----------
    Diversified
    Manufacturing          2.6%      60,000   TRW Inc. ................................   5,392,500
                                     60,000   Textron, Inc. ...........................   4,792,500
                                                                                         ----------
                                                                                         10,185,000
                                                                                         ----------

     Electrical Products   2.6%      37,500   ASEA AB (ADR) ...........................   3,946,875
                                     40,000   Emerson Electric Co. ....................   3,615,000
                                     71,600   Philips NV (New York shares) ............   2,335,950
                                                                                         ----------
                                                                                          9,897,825
                                                                                         ----------

    Machinery/Components/
    Controls               2.7%     100,000   Ingersoll-Rand Co. ......................   4,375,000
                                    145,000   Parker-Hannifin Group ...................   6,144,375
                                                                                         ----------
                                                                                         10,519,375
                                                                                         ----------

    The accompanying notes are an integral part of the financial statements.
                                                                              --

CAPITAL GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                       % of                                                                Market
                     Portfolio   Shares                                                   Value ($)
----------------------------------------------------------------------------------------------------
TECHNOLOGY                 16.2%

    Diverse Electronic
    Products                1.7%     110,000    General Motors Corp. "H" ..............   6,613,750
                                                                                         ----------
    Electronic Data
    Processing              5.9%     130,000    Hewlett-Packard Co. ...................  12,951,250
                                      25,000    International Business Machines Corp...   2,475,000
                                     125,000    Sun Microsystems, Inc.* ...............   7,359,375
                                                                                         ----------
                                                                                         22,785,625
                                                                                         ----------
    Office/Plant
    Automation              3.6%      77,000    3Com Corp.* ...........................   3,522,750
                                      50,000    Cabletron Systems Inc.* ...............   3,431,250
                                     125,000    Cisco Systems, Inc.* ..................   7,078,125
                                                                                         ----------
                                                                                         14,032,125
                                                                                         ----------

    Semiconductors          5.0%     225,000    Applied Materials, Inc.* ..............   6,862,500
                                     174,800    Atmel Corp.* ..........................   5,265,850
                                     100,000    Intel Corp. ...........................   7,343,750
                                                                                         ----------
                                                                                         19,472,100
                                                                                         ----------
ENERGY                      9.9%

    Engineering             0.9%      50,000    Fluor Corp. ...........................   3,268,750
                                                                                         ----------
    Oil & Gas Production    1.0%      78,800    Triton Energy Ltd.* ...................   3,831,650
                                                                                         ----------
    Oil Companies           6.4%      99,800    Amoco Corp. ...........................   7,223,025
                                      40,000    Mobil Corp. ...........................   4,485,000
                                     125,000    Repsol SA (ADR) .......................   4,343,750
                                      58,000    Royal Dutch Petroleum Co.
                                                   (New York shares) ..................   8,917,500
                                                                                         ----------
                                                                                         24,969,275
                                                                                         ----------
    Oil/Gas Transmission    1.6%     150,000    Enron Corp. ...........................   6,131,250
                                                                                         ----------
CONSTRUCTION                0.9%

    Forest Products                  165,000    Louisiana-Pacific Corp. ...............   3,650,625
                                                                                         ----------
TRANSPORTATION              5.2%

    Airlines                2.9%     125,000    AMR Corp.* ............................  11,375,000
                                                                                         ----------
    Railroads               2.3%     120,000    Canadian Pacific Ltd. .................   2,640,000
                                      47,000    Consolidated Rail Corp. ...............   3,119,625
                                      90,000    Wisconsin Central Transportation Co.*..   2,925,000
                                                                                         ----------
                                                                                          8,684,625
                                                                                         ----------
UTILITIES                   3.0%

    Electric Utilities                20,000    CILCORP, Inc. .........................     855,000
                                      20,000    CMS Energy Corp. ......................     617,500
                                      43,700    Centrais Eletricas Brasileiras S/A (ADR)    614,531
                                      50,000    Eastern Utilities Association .........     981,250
                                     126,750    Iberdrola SA ..........................   1,302,107
                                      30,000    Illinova Corp. ........................     862,500
                                      50,000    National Power PLC ....................     403,780
                                     155,000    PowerGen PLC ..........................   1,128,953
                                      79,000    Public Service Co. of New Mexico ......   1,619,500

    The accompanying notes are an integral part of the financial statements.
--
50

                                                            INVESTMENT PORTFOLIO
--------------------------------------------------------------------------------

                                                                                          Market
                                     Shares                                              Value ($)
----------------------------------------------------------------------------------------------------
                                     30,000      TNP Enterprises Inc. ................     851,250
                                     60,140      Tucson Electric Power Co. ...........     811,890
                                     60,000      Unicom Corp. ........................   1,672,500
                                                                                       -----------
                                                                                        11,720,761
                                                                                       -----------
                                                 TOTAL COMMON STOCKS
                                                       (Cost $327,423,397) ........... 378,062,465
                                                                                       -----------
----------------------------------------------------------------------------------------------------
                                                 TOTAL INVESTMENT PORTFOLIO - 100.0%
                                                       (Cost $337,054,397) (a)         387,693,465
                                                                                       ===========
----------------------------------------------------------------------------------------------------
*   Non-income producing security.

(a) At June 30, 1996, the net unrealized appreciation on investments based on cost for federal income tax purposes of $337,054,397 was as follows:

    Aggregate gross unrealized appreciation for all investments in which there is an excess of market value over tax cost .....................................  $ 56,953,204

    Aggregate gross unrealized depreciation for all investments in which there
    is an excess of tax cost over market value .....................................    (6,314,136)
                                                                                       -----------
    Net unrealized appreciation ....................................................  $ 50,639,068
                                                                                      ============
----------------------------------------------------------------------------------------------------

    Purchases and sales of investment securities (excluding short-term investments), for the six months ended June 30, 1996, aggregated $154,607,336 and $121,641,579, respectively.

    The accompanying notes are an integral part of the financial statements.
                                                                              --

CAPITAL GROWTH PORTFOLIO
FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
        STATEMENT OF ASSETS AND LIABILITIES

June 30, 1996 (Unaudited)
-------------------------------------------------------------------------------------------------
ASSETS

Investments, at market (identified cost $337,054,397)
(Note A) .....................................................                 $ 387,693,465
Cash .........................................................                           650
Receivables:
        Investments sold .....................................                     2,269,983
        Portfolio shares sold ................................                     1,004,750
        Dividends and interest ...............................                       311,709
                                                                               -------------
                Total assets .................................                   391,280,557

LIABILITIES
Payables:
        Investments purchased ................................ $     975,543
        Portfolio shares redeemed ............................        27,852
        Accrued management fee (Note B) ......................       151,007
        Other accrued expenses (Note B) ......................        61,143
                                                               -------------
                Total liabilities ............................                     1,215,545
                                                                               -------------
Net assets, at market value ..................................                 $ 390,065,012
                                                                               =============
NET ASSETS
Net assets consist of:
        Undistributed net investment income ..................                 $   1,369,506
        Net unrealized appreciation (depreciation) on:
                Investments ..................................                    50,639,068
                Foreign currency related transactions ........                          (178)
        Accumulated net realized gain ........................                    16,616,750
        Paid-in capital ......................................                   321,439,866
                                                                               -------------
Net assets, at market value ..................................                 $ 390,065,012
                                                                               =============
NET ASSET VALUE, offering and redemption price per share
        ($390,065,012 (divided by) 25,874,748 outstanding
        shares of beneficial interest, no par value, unlimited
        number of shares authorized) .........................                 $       15.08
                                                                               =============

    The accompanying notes are an integral part of the financial statements.
--
52

                                                            FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                STATEMENT OF OPERATIONS
        Six Months Ended June 30, 1996 (Unaudited)
-----------------------------------------------------------------------------------------------
INVESTMENT INCOME
        Income:
                Dividends (net of foreign taxes withheld of $95,803) ......                        $ 2,874,060
                Interest ..................................................                            366,804
                                                                                                   -----------
                                                                                                     3,240,864

        Expenses (Note A):
                Management fee (Note B) ...................................    $    872,000
                Accounting fees (Note B) ..................................          34,594
                Trustees' fees (Note B) ...................................          10,511
                Custodian fees ............................................          22,434
                Auditing ..................................................          20,152
                Legal .....................................................           1,768
                Other .....................................................          25,785            987,244
                                                                               ------------        -----------
        Net investment income .............................................                          2,253,620
                                                                                                   -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
        Net realized gain (loss) from:
                Investments ...............................................      16,725,909
                Foreign currency related transactions .....................          (3,308)        16,722,601
                                                                               ------------        -----------
        Net unrealized appreciation (depreciation) during the period on:
                Investments ...............................................      12,056,572
                Foreign currency related transactions .....................            (199)        12,056,373
                                                                               ------------        -----------
        Net gain on investment transactions ...............................                         28,778,974
                                                                                                   -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ......................                        $31,032,594
                                                                                                   ===========

    The accompanying notes are an integral part of the financial statements.
                                                                              --

CAPITAL GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                STATEMENTS OF CHANGES IN NET ASSETS

                                                                                SIX MONTHS
                                                                                  ENDED             YEAR
                                                                                 JUNE 30,            ENDED
                                                                                   1996           DECEMBER 31,
INCREASE (DECREASE) IN NET ASSETS                                               (UNAUDITED)          1995
-----------------------------------------------------------------------------------------------------------------
Operations:

        Net investment income ...........................................    $   2,253,620        $   3,089,532
        Net realized gain from investment transactions ..................       16,722,601           28,439,406
        Net unrealized appreciation on investment
                transactions during the period ..........................       12,056,373           40,615,497
                                                                             -------------        -------------
Net increase in net assets resulting from operations ....................       31,032,594           72,144,435
                                                                             -------------        -------------
Distributions to shareholders from:
        Net investment income ($.09 and $.11 per share, respectively) ...       (2,134,964)          (2,245,727)
                                                                             -------------        -------------
        Net realized gain from investment transactions
                ($1.26 and $.43  per share, respectively) ...............      (28,547,850)          (8,804,833)
                                                                             -------------        -------------
Portfolio share transactions:
        Proceeds from shares sold .......................................       75,429,747          125,834,281
        Net asset value of shares issued to shareholders in
                reinvestment of distributions ...........................       30,682,814           11,050,560
        Cost of shares redeemed .........................................      (54,065,809)        (116,840,991)
                                                                             -------------        -------------
Net increase in net assets from Portfolio share transactions ............       52,046,752           20,043,850
                                                                             -------------        -------------
INCREASE IN NET ASSETS ..................................................       52,396,532           81,137,725

Net assets at beginning of period .......................................      337,668,480          256,530,755
                                                                             -------------        -------------
NET ASSETS AT END OF PERIOD (including undistributed net
        investment income of $1,369,506 and $1,250,850, respectively) ...    $ 390,065,012        $ 337,668,480
                                                                             =============        =============
OTHER INFORMATION
INCREASE (DECREASE) IN PORTFOLIO SHARES
Shares outstanding at beginning of period ...............................       22,392,030           20,979,934
                                                                             -------------        -------------
        Shares sold .....................................................        5,028,948            9,213,682
        Shares issued to shareholders in reinvestment of distributions...        2,062,011              896,773
        Shares redeemed .................................................       (3,608,241)          (8,698,359)
                                                                             -------------        -------------
        Net increase in Portfolio shares ................................        3,482,718            1,412,096
                                                                             -------------        -------------
Shares outstanding at end of period .....................................       25,874,748           22,392,030
                                                                             =============        =============

    The accompanying notes are an integral part of the financial statements.
--
54

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                               Six Months
                                 Ended
                                June 30,                            Years Ended December 31, (f)
                                1996(f)     -------------------------------------------------------------------------
                              (Unaudited)    1995    1994    1993     1992     1991    1990     1989     1988    1987
                              -----------    ----    ----    ----     ----     ----    ----     ----     ----    ----
Net asset value,
  beginning of period ......     $15.08    $ 12.23  $14.95  $12.71  $12.28   $ 8.99   $10.21  $ 8.53  $  7.06  $  7.67
                                 ------    -------  ------  ------  ------   ------   ------  ------  -------  -------
Income from
  investment operations:
  Net investment
    income (a) .............        .09        .14     .06     .06     .11      .16      .25     .35      .16      .15
  Net realized and
    unrealized gain
    (loss) on
    investment
    transactions ...........       1.26       3.25   (1.42)   2.52     .66     3.35    (1.00)   1.58     1.40     (.28)
                                 ------    -------  ------  ------  ------   ------   ------  ------  -------  -------
Total from investment
    operations .............       1.35       3.39   (1.36)   2.58     .77     3.51     (.75)   1.93     1.56     (.13)
                                 ------    -------  ------  ------  ------   ------   ------  ------  -------  -------
Less distributions from:
  Net investment
    income .................       (.09)      (.11)   (.05)   (.07)   (.11)    (.22)    (.24)   (.25)    (.09)    (.09)
  Net realized gains
    on investment
    transactions ...........      (1.26)      (.43)  (1.31)   (.27)   (.23)      --     (.23)     --       --     (.39)
                                 ------    -------  ------  ------  ------   ------   ------  ------  -------  -------
Total distributions ........      (1.35)      (.54)  (1.36)   (.34)   (.34)    (.22)    (.47)   (.25)    (.09)    (.48)
                                 ------    -------  ------  ------  ------   ------   ------  ------  -------  -------
Net asset value,
  end of period ............     $15.08    $ 15.08  $12.23  $14.95  $12.71   $12.28   $ 8.99  $10.21  $  8.53  $  7.06
                                 ======    =======  ======  ======  ======   ======   ======  ======  =======  =======
TOTAL RETURN (%) ...........       9.09(e)   28.65   (9.67)  20.88    6.42    39.56    (7.45)  22.75    22.07    (1.88)
RATIOS AND
SUPPLEMENTAL DATA
Net assets, end of
  period ($ millions) ......        390        338     257     257     167      108       45      45       17       10
Ratio of operating
  expenses, net to
  average net
  assets (%) (a) ...........        .54(d)     .57     .58     .60     .63      .71      .72     .75      .75      .75
Ratio of net
  investment income
  to average
  net assets (%) ...........       1.23(d)    1.06     .47     .46     .95     1.49     2.71    3.51     2.17     1.68
Portfolio turnover
  rate (%) .................      68.45(d)  119.41   66.44   95.31   56.29    58.88    61.39   63.96   129.75   113.34
Average commission
  rate paid (b) ............     $.0593    $    --  $   --  $   --  $   --   $   --   $   --  $   --  $    --  $    --
(a) Portion of
    expenses
    reimbursed
    (Note B) ...............     $   --    $    --  $   --  $   --  $   --   $   --   $   --  $  .01  $   .01  $   .04

                                   Six       For the Period
                                  Months     July 16, 1985
                                  Ended      (commencement
                                 December    of operations)
                                    31,       to June 30,
                                 1986(f)(g)      1986
                                 ---------   --------------
Net asset value,
  beginning of period ......       $ 7.93       $ 6.00(c)
                                   ------       ------
Income from
  investment operations:
  Net investment
    income (a) .............          .09          .19
  Net realized and
    unrealized gain
    (loss) on
    investment
    transactions ...........         (.07)        1.87
                                   ------       ------
Total from investment
    operations .............          .02         2.06
                                   ------       ------
Less distributions from:
  Net investment
    income .................         (.07)        (.13)
  Net realized gains
    on investment
    transactions ...........         (.21)          --
                                   ------       ------
Total distributions ........         (.28)        (.13)
                                   ------       ------
Net asset value,
  end of period ............       $ 7.67        $ 7.93
                                   ======        ======
TOTAL RETURN (%) ...........          .26(e)      34.66(e)
RATIOS AND
SUPPLEMENTAL DATA
Net assets, end of
  period ($ millions) ......            1            --
Ratio of operating
  expenses, net to
  average net
  assets (%) (a) ...........          .75(d)        .60(d)
Ratio of net
  investment income
  to average
  net assets (%) ...........         2.21(d)       2.95(d)
Portfolio turnover
  rate (%) .................        38.78(d)      86.22(d)
Average commission
  rate paid (b) ............       $   --        $   --
(a) Portion of
    expenses
    reimbursed
    (Note B) ...............       $  .20        $  .81

(b) Average commission rate paid per share of common and preferred securities is calculated for fiscal years beginning on or after September 1, 1995.

(c) Original capital

(d) Annualized

(e) Not annualized

(f) Per share amounts, for each of the periods identified, have been calculated using the monthly average shares outstanding during the period method.

(g) On August 22, 1986, the Trustees voted to change the year end of the Fund from June 30 to December 31.


                                                                              --

GLOBAL DISCOVERY PORTFOLIO
INVESTMENT PORTFOLIO  as of June 30, 1996 (Unaudited)
--------------------------------------------------------------------------------

                  % of      Principal                                                             Market
                Portfolio   Amount ($)                                                           Value ($)
----------------------------------------------------------------------------------------------------------
                 22.2%             SHORT-TERM NOTES

                            2,400,000  Federal Home Loan Mortgage Corp.,
                                        5.3%, 7/3/96 (Cost $2,399,293) ......................    2,399,293
                                                                                                 ---------

                  2.6%             PREFERRED STOCKS

                              Shares
                           -------------------------------------------------------------------------------
GERMANY
                                  400  Fresenius AG (Manufacturer and distributor of
                                         pharmaceutical and medical systems products) .......       72,391
                                  100  Marschollek Lautenschlaeger und Partner AG
                                         (Leading independent life insurance company)* ......      105,201
                                  700  SAP AG (Computer software manufacturer) ..............      103,879
                                                                                                 ---------
                                       TOTAL PREFERRED STOCKS (cost $264,509) ...............      281,471
                                                                                                 ---------

                 75.2%             COMMON STOCKS

ARGENTINA         0.9%
                               36,400  Dalmine Siderca (Steel producer) .....................       49,522
                                4,200  Quilmes Industrial S.A. (Leading beer distributor) ...       43,050
                                                                                                 ---------
                                                                                                    92,572
                                                                                                 ---------
AUSTRALIA         0.8%
                                8,200  Coca Cola Amatil Ltd. (Soft drink bottler and
                                        distributor) ........................................       91,053
                                                                                                 ---------
BRAZIL            2.1%
                           13,000,000  Banco Bradesco S.A. (pfd.) (Commercial bank)* ........      106,159
                            2,300,000  Lojas Renner S.A. (pfd.) (Specialty retailer of apparel, cosmetics, electronics, household
                                        appliances and furniture) ...........................      121,396
                                                                                                 ---------
                                                                                                   227,555
                                                                                                 ---------
CZECH REPUBLIC    1.0%
                                4,200  Central European Media Enterprises Ltd. "A" (Owner
                                        and operator of national and regional private
                                        commercial television stations in central Europe
                                        and Germany)* .......................................      105,000
                                                                                                 ---------
FRANCE            0.5%
                                  200  Essilor International (Manufacturer of various types
                                        of lenses, eyeglasses, contact lenses and optical
                                        measuring instruments) ..............................       56,685
                                                                                                 ---------
INDONESIA         1.1%
                                  700  Indonesia Satellite Corp. (ADR) (International
                                        telecommunication services) .........................       23,450
                                8,000  Modern Photo Film Co.(Foreign registered)
                                        (Photographic film distributor) .....................       34,372
                               34,500  Mustika Ratu (Foreign registered) (Consumer cosmetics
                                        producer) (a) .......................................       65,220
                                                                                                 ---------
                                                                                                   123,042
                                                                                                 ---------
IRELAND           2.8%
                               24,500  Bank of Ireland PLC (Bank) ...........................      167,025
                                6,000  Irish Continental Group PLC (Transport of passengers, freight and containers between Ireland, the U.K. and
                                        the continent) ......................................       54,634
                               20,000  Irish Life PLC (Provider of life and disability
                                        insurance and pensions) .............................       79,555
                                                                                                 ---------
                                                                                                   301,214
                                                                                                 ---------
ITALY             3.1%
                                4,000  Bulgari SpA (Manufacturer and retailer of fine
                                        jewelry, luxury watches and perfumes) ...............       63,968

    The accompanying notes are an integral part of the financial statements.

----
 56

                                                            INVESTMENT PORTFOLIO
--------------------------------------------------------------------------------

                 % of                                                                             Market
                Portfolio     Shares                                                             Value ($)
----------------------------------------------------------------------------------------------------------
                                1,700  De Rigo SpA (ADR) (Manufacturer and distributor
                                        of sunglasses and prescription eyeglass frames)* ....       38,888
                                1,400  Gucci Group (New York Shares) (Designer and producer
                                        of personal luxury accessories and apparel)* ........       90,300
                                1,000  Luxottica Group SpA (ADR) (Manufacturer and marketer
                                        of eyeglasses) ......................................       73,375
                                2,600  Saes Getters SpA di Risparmio (Manufacturer of getters, refined chemicals used in cathode ray tubes and other
                                        monitors) ...........................................       52,610
                                2,500  Saipem SpA (International contractor in oil and gas exploration and drilling, construction of refineries
                                        and pipelines) ......................................       10,525
                                                                                                 ---------
                                                                                                   329,666
                                                                                                 ---------
JAPAN            10.3%
                                2,000  Albis Co Limited (Food wholesaler) ...................       28,345
                                4,000  Ariake Japan Co., Ltd. (Leading maker of natural
                                        seasonings made from meat extracts) .................      151,420
                                2,000  Bandai Co., Ltd. (Leading toy manufacturer) ..........       69,675
                                2,000  Japan Associated Finance Co. (Venture capital company)      234,079
                                1,400  Matsumotokiyoshi (Operator of supermarket chain) .....       49,541
                                3,000  Nippon Electric Glass Co., Ltd. (Leading producer of
                                        cathode-ray tube glass) .............................       51,296
                                1,200  Riso Kagaku Corp. (Manufacturer of copying machines) .       96,557
                                3,000  Sagami Chain Co., Ltd. (Operator of noodle restaurant
                                        chain) ..............................................       58,428
                                1,000  Shohkoh Fund & Co., Ltd. (Finance company for small
                                        and medium-sized firms) .............................      210,305
                                2,000  Square Co., Ltd. (Producer of software for video games)     117,588
                                3,000  Takasago Thermal Engineering Co., Inc. (Leading
                                        engineering firm, specializing in air-conditioning) .       48,553
                                                                                                 ---------
                                                                                                 1,115,787
                                                                                                 ---------
LUXEMBOURG        1.6%
                                3,600  Millicom International Cellular SA (Developer and
                                        operator of cellular telephone networks)* ...........      171,450
                                                                                                 ---------
MEXICO            0.7%
                                3,400  Grupo Casa Autrey SA (ADR) (Consumer specialty
                                        manufacturer) .......................................       73,100
                                                                                                 ---------
NETHERLANDS       6.3%
                                6,900  Boskalis Westminster NV (International contractor
                                        specializing in dredging activities) ................      123,395
                                3,600  Getronics NV (Provider of computer maintenance and
                                        installation services) ..............................       79,789
                                6,400  IHC Caland N.V. (Dredging and offshore services) .....      315,215
                                  700  Qiagen N.V. (Biopharmaceutical company)* .............       10,588
                                1,400  Ranstad Holdings NV (Temporary and technical staffing
                                        services) ...........................................      103,430
                                  300  Telegraaf Holdings CVA (Newspaper publisher) .........       50,396
                                                                                                 ---------
                                                                                                   682,813
                                                                                                 ---------
NORWAY            0.9%
                                6,300  Unitor A/S (Provider of broad range of ship services,
                                        leading supplier of marine chemicals) ...............      101,949
                                                                                                 ---------
PERU              0.9%
                               49,000  Compania Peruana de Telefonos S.A. "B" (Public and
                                        cellular telephone services) ........................       99,484
                                                                                                 ---------
PHILIPPINES       0.6%
                              170,600  Republic Glass Holdings Corp. (Maker of glass products
                                        for passenger cars and light commercial vehicles) ...       65,115
                                                                                                 ---------
PORTUGAL          1.0%
                                1,200  Jeronimo Martins (Food producer and retailer) ........      108,115
                                                                                                 ---------
SPAIN             1.1%
                                1,300  Mapfre Vida Seguros (Life insurance) .................       73,122

    The accompanying notes are an integral part of the financial statements.

                                                                            ----

GLOBAL DISCOVERY PORTFOLIO
--------------------------------------------------------------------------------

                 % of                                                                             Market
                Portfolio     Shares                                                             Value ($)
----------------------------------------------------------------------------------------------------------
                                5,200  Uralita, SA (Processor of concrete pipes and cement for
                                        the construction industry) ...........................      48,748
                                                                                                 ---------
                                                                                                   121,870
                                                                                                 ---------
SWEDEN            1.9%
                                6,600  Autoliv AB (Manufacturer of automobile safety bags) ...     201,390
                                                                                                 ---------
SWITZERLAND       3.8%
                                  620  Phoenix Mecano AG (Bearer) (Manufacturer of housings
                                        and components for computers) ........................     306,491
                                  100  Schindler Holdings AG (PC) (Leading elevator and
                                        escalator manufacturer) ..............................     106,387
                                                                                                 ---------
                                                                                                   412,878
                                                                                                 ---------
UNITED KINGDOM    3.8%
                                7,500  Brake Brothers PLC (Specialist supplier of frozen foods
                                        to the catering industry) ............................      83,163
                               14,000  Hardy Oil & Gas PLC (Oil and gas exploration and
                                        development) .........................................      54,790
                               10,500  Provident Financial PLC (Personal finance group) ......      74,928
                               12,000  Serco Group PLC (Facilities management company) .......     101,566
                               11,000  Tibbett and Britten Group PLC (Transportation services
                                        for manufacturing and retail industries) .............      99,765
                                                                                                 ---------
                                                                                                   414,212
                                                                                                 ---------
UNITED STATES    30.0%
                                4,500  Alaska Air Group Inc. (Scheduled and charter airline
                                        services)* ...........................................     123,187
                                1,400  Atmel Corp. (Developer and manufacturer of integrated
                                        circuits)* ...........................................      42,175
                                7,400  BE Aerospace (Airline audio/video control systems)* ...      96,200
                                2,100  Bell & Howell Holdings Co. (Information access and
                                        dissemination services)* .............................      68,512
                                4,900  Benton Oil & Gas Co. (Oil and gas exploration,
                                        development and production)* .........................     107,800
                                2,400  CapMAC Holdings Inc. (Provider of financial guaranty
                                        insurance) ...........................................      68,400
                                1,800  Cintas Corp. (Uniform rentals) ........................      96,300
                                3,000  ContiFinancial Corp. (Provider of financing for a
                                        broad range of loans)* ...............................      88,500
                                9,100  CytoTherapeutics, Inc. (Developer of therapeutic
                                        products for treatment of certain chronic and
                                        disabling diseases)* .................................     101,237
                                2,000  Enron Global Power & Pipelines L.L.C. (Owner and
                                        manager of power plants and a natural gas pipeline
                                        system) ..............................................      48,500
                                  500  Factset Research Systems Inc. (Provides on-line
                                        integrated financial database services)* .............      10,000
                                2,700  First Colony Corp. (Holding company which sells
                                        individual life insurance and annuity products
                                        throughout the U.S.) .................................      83,700
                                2,500  Fiserv Inc. (Data processing services)* ...............      75,000
                                9,100  Fresenius USA, Inc. (Manufacturer and distributor of
                                        medical products for treatment of kidney failure)* ...     195,650
                                1,300  Genessee & Wyoming Inc. "A" (Operator of short line and
                                        regional freight railroads)* .........................      26,650
                                4,700  HBO & Company (Designer of computerized information
                                        systems to the healthcare industry) ..................     318,425
                               14,300  IGEN Inc. (Producer of medical supplies)* .............     100,100
                                2,600  Matrix Pharmaceutical, Inc. (Developer of site-specific
                                        treatments for cancer and serious skin diseases)* ....      46,800
                                3,100  Midwest Express Holding, Inc. (Operator of passenger
                                        airline catering to business travelers)* .............      99,588
                                5,700  Noven Pharmaceuticals, Inc. (Transdermal drug delivery
                                        systems)* ............................................      91,200
                                2,300  OccuSystems Inc. (Provider of primary care physician
                                        and case management services)* .......................      85,963
                                4,200  PHAMIS, Inc. (Developer and installer of patient-
                                        centered healthcare information systems)* ............      61,950

    The accompanying notes are an integral part of the financial statements.

----
 58

                                                            INVESTMENT PORTFOLIO
--------------------------------------------------------------------------------

                                                                                                  Market
                              Shares                                                             Value ($)
----------------------------------------------------------------------------------------------------------
                                1,000  R.P. Scherer Corp. (Manufacturer of drug delivery
                                        system)* .............................................      45,375
                                4,100  Raytel Medical Corp. (Provider of healthcare services)*      52,275
                                4,000  Ribozyme Pharmaceuticals, Inc. (Developer of human
                                        therapeutics)* .......................................      51,500
                                2,500  Rohr Industries Inc. (Manufacturer of
                                        jet engine assemblies)* ..............................      52,188
                                2,000  Silicon Valley Group Inc. (Manufacturer of equipment
                                        for semiconductor industry)* .........................      37,500
                                1,700  Sterling Commerce, Inc. (Producer of electronic data
                                        interchange products and services)* ..................      63,113
                                1,900  Sterling Software Inc. (Computer software products)* ..     146,300
                                3,900  Stillwater Mining Co. (Exploration and development of mines in Montana producing platinum, palladium and
                                        associated metals)* ..................................      92,138
                                4,000  Thomas Nelson, Inc. (Publisher) .......................      53,500
                                2,200  Tiffany & Co. (Retailer of jewelry and gift items) ....     160,600
                                1,000  Triton Energy Ltd. (Independent oil and gas exploration
                                        and production company)* .............................      48,625
                                3,400  U.S. Long Distance Corp. (Long distance
                                        telecommunication and information services)* .........     120,700
                                3,000  Vincam Group Inc. (Provider of solutions to
                                        complexities and costs of employment and personnel)* .      78,000
                                2,900  Vivra, Inc. (Provider of dialysis services)* ..........      95,338
                                2,800  Wandel & Goltermann Technologies, Inc. (Manufacturer
                                        of test, measurement, diagnostic and monitoring
                                        products for local and wide area networks)* ..........      46,200
                                1,600  Watson Pharmaceuticals, Inc. (Producer of medications
                                        and drug delivery systems)* ..........................      60,600
                                                                                                ----------
                                                                                                 3,239,789
                                                                                                ----------

                                       TOTAL COMMON STOCKS (Cost $8,142,840) .................   8,134,739
                                                                                                ----------

----------------------------------------------------------------------------------------------------------

                                       TOTAL INVESTMENT PORTFOLIO - 100.0%
                                       (Cost $10,806,642) (b) ................................  10,815,503
                                                                                                ==========

----------------------------------------------------------------------------------------------------------


  *  Non-income producing security.



(a) Securities valued in good faith by the Valuation Committee of the Trustees. The cost and market value of these securities at June 30, 1996 aggregated $69,882 and $65,220 (.62% of net assets), respectively.



(b) At June 30, 1996, the net unrealized appreciation on investments based on cost for federal income tax purposes of $10,806,642 was as follows:

     Aggregate gross unrealized appreciation for all
       investments in which there is an excess of market
       value over tax cost ......................................     $ 290,985

     Aggregate gross unrealized depreciation for all
       investments in which there is an excess of tax cost
       over market value ........................................      (282,124)
                                                                      ---------

     Net unrealized appreciation ................................     $   8,861
                                                                      =========

--------------------------------------------------------------------------------

     Purchases and sales of investment securities (excluding short-term investments), for the six months ended June 30, 1996, aggregated $8,861,979 and $497,944, respectively.

--------------------------------------------------------------------------------

     Sector breakdown of the Global Discovery Portfolio's equity securities is noted on the Portfolio Summary.
--------------------------------------------------------------------------------
     COMMITMENTS:
     As of June 30, 1996, the Global Discovery Portfolio entered into the following forward foreign currency exchange contracts resulting in net unrealized appreciation of $5,105.

                                                                  NET UNREALIZED
                                                                  APPRECIATION/
                                                      SETTLEMENT  DEPRECIATION
CONTRACTS TO DELIVER        IN EXCHANGE FOR              DATE        (U.S.$)
--------------------------  ------------------------  ----------  --------------
Japanese Yen    42,388,000  U.S. Dollars     397,003   9/17/96        5,105
                                                                      -----
                                                                      5,105
                                                                      =====

    The accompanying notes are an integral part of the financial statements.

                                                                            ----

GLOBAL DISCOVERY PORTFOLIO
FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


                       STATEMENT OF ASSETS AND LIABILITIES

     JUNE 30, 1996 (UNAUDITED)
     ---------------------------------------------------------------------------------------------------------
     ASSETS
     Investments, at market (identified cost $10,806,642) (Note A) .............                   $10,815,503
     Cash ......................................................................                       421,983
     Unrealized appreciation on forward currency exchange contracts (Note A) ...                         5,105
     Receivables:
          Portfolio shares sold ................................................                        56,945
          Dividends and interest ...............................................                         5,347
          Due from Adviser (Note B) ............................................                         5,899
                                                                                                   -----------
               Total assets ....................................................                    11,310,782
     LIABILITIES
     Payables:
          Investments purchased ................................................     $838,632
          Portfolio shares redeemed ............................................        1,500
          Accrued expenses (Note B) ............................................       21,491
                                                                                     --------
               Total liabilities ...............................................                       861,623
                                                                                                   -----------
     Net assets, at market value ...............................................                   $10,449,159
                                                                                                   ===========

     NET ASSETS
     Net assets consist of:
          Undistributed net investment income ..................................                   $    16,186
          Net unrealized appreciation on:
               Investments .....................................................                         8,861
               Foreign currency related transactions ...........................                         4,940
          Accumulated net realized gain ........................................                        42,239
          Paid-in capital ......................................................                    10,376,933
                                                                                                   -----------
     Net assets, at market value ...............................................                   $10,449,159
                                                                                                   ===========
     NET ASSET VALUE, offering and redemption price per share
          ($10,449,159 divided by 1,713,684 outstanding shares of beneficial
          interest, no par value, unlimited number of shares authorized) .......                   $      6.10
                                                                                                   ===========




    The accompanying notes are an integral part of the financial statements.

----
 60

                                                            FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                             STATEMENT OF OPERATIONS

     FOR THE PERIOD MAY 1, 1996
     (COMMENCEMENT OF OPERATIONS) TO JUNE 30, 1996 (UNAUDITED)
     ----------------------------------------------------------------------------------------------------
     INVESTMENT INCOME
          Income:
               Interest ...................................................                       $22,391
               Dividends (net of foreign taxes withheld of $1,305) ........                         9,387
                                                                                                  -------
                                                                                                   31,778


          Expenses (Note A):
               Management fee (Note B) ....................................       $ 8,681
               Accounting fees (Note B) ...................................         6,250
               Trustees' fees (Note B) ....................................         1,881
               Custodian fees .............................................        11,398
               Auditing ...................................................         1,709
               Other ......................................................         6,503
                                                                                  -------
               Total expenses before reductions ...........................        36,422
               Management fee reduction (Note B) ..........................        (8,681)
               Accounting fee reduction (Note B) ..........................        (6,250)
               Reimbursement from manager (Note B) ........................        (5,899)
                                                                                  -------
          Expenses, net ...................................................                        15,592
                                                                                                  -------
          Net investment income ...........................................                        16,186
                                                                                                  -------
     NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
          Net realized gain (loss) from:
               Investments                                                         43,312
               Foreign currency related transactions ......................        (1,073)         42,239
                                                                                  -------
          Net unrealized appreciation during the period on:
               Investments.................................................         8,861
               Foreign currency related transactions ......................         4,940          13,801
                                                                                  -------         -------
          Net gain on investment transactions .............................                        56,040
                                                                                                  -------
     NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .................                       $72,226
                                                                                                  =======




    The accompanying notes are an integral part of the financial statements.

                                                                            ----

GLOBAL DISCOVERY PORTFOLIO
--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                              FOR THE PERIOD
                                                                               MAY 1, 1996
                                                                              (COMMENCEMENT
                                                                            OF OPERATIONS) TO
                                                                              JUNE 30, 1996
INCREASE (DECREASE) IN NET ASSETS                                              (UNAUDITED)
---------------------------------------------------------------------------------------------
Operations:
     Net investment income ............................................       $    16,186
     Net realized gain from investment transactions ...................            42,239
     Net unrealized appreciation on investment
          transactions during the period ..............................            13,801
                                                                              -----------
Net increase in net assets resulting from operations ..................            72,226
                                                                              -----------
Portfolio share transactions:
     Proceeds from shares sold ........................................        10,496,725
     Cost of shares redeemed ..........................................          (120,392)
                                                                              -----------
Net increase in net assets from Portfolio share transactions ..........        10,376,333
                                                                              -----------
INCREASE IN NET ASSETS ................................................        10,448,559

Net assets at beginning of period .....................................               600
                                                                              -----------
NET ASSETS AT END OF PERIOD (including undistributed net investment
     income of $16,186) ...............................................       $10,449,159
                                                                              ===========
OTHER INFORMATION
INCREASE (DECREASE) IN PORTFOLIO SHARES
Shares outstanding at beginning of period .............................               100
                                                                              -----------
     Shares sold ......................................................         1,733,345
     Shares redeemed ..................................................           (19,761)
                                                                              -----------
     Net increase in Portfolio shares .................................         1,713,584
                                                                              -----------
Shares outstanding at end of period ...................................         1,713,684
                                                                              ===========




    The accompanying notes are an integral part of the financial statements.

----
 62

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following table includes selected data for a share outstanding throughout the period (e) and other performance information derived from the financial statements.


                                                                       FOR THE PERIOD
                                                                        MAY 1, 1996
                                                                       (COMMENCEMENT
                                                                       OF OPERATIONS)
                                                                      TO JUNE 30, 1996
                                                                        (UNAUDITED)
                                                                        -----------
Net asset value, beginning of period .............................       $ 6.00(b)
                                                                         ------
Income from investment operations:
   Net investment income (a) .....................................          .01
   Net realized and unrealized gain on investment transactions ...          .09
                                                                         ------
Total from investment operations .................................          .10
                                                                         ------
Net asset value, end of period ...................................       $ 6.10
                                                                         ======
TOTAL RETURN (%) .................................................         1.67(d)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period ($ millions) ...........................           10
Ratio of operating expenses, net to average net assets (%) (a) ...         1.50(c)
Ratio of net investment income to average net assets (%) .........         1.56(c)
Portfolio turnover rate (%) ......................................        10.42(d)
Average commission rate paid .....................................       $.0014
(a) Portion of expense reductions (Note B) .......................       $  .01

(b) Original capital
(c) Annualized
(d) Not annualized
(e) Per share amounts have been calculated using the monthly average shares outstanding during the period method.




                                                                            ----

INTERNATIONAL PORTFOLIO

INVESTMENT PORTFOLIO  as of June 30, 1996 (Unaudited)
--------------------------------------------------------------------------------

                     % of                 Principal                                                                       Market
                   Portfolio               Amount                                                                        Value ($)
----------------------------------------------------------------------------------------------------------------------------------
                    4.5%                                                 REPURCHASE AGREEMENT

                               U.S.$      29,458,000    Repurchase Agreement with Donaldson, Lufkin &
                                                         Jenrette dated 6/28/96 at 5.45%, to be repurchased
                                                         at $29,471,379 on 7/1/96, collateralized by a
                                                         $29,382,000 U.S. Treasury Note, 7.25%, 11/30/96
                                                         (Cost $29,458,000) ...................................        29,458,000
                                                                                                                       ----------

                    1.3%                                                 CONVERTIBLE BONDS

GHANA               0.6%
                               U.S.$       4,035,000    Ashanti Capital Corp., 5.5%, 3/15/03 ..................          3,762,637
                                                                                                                       ----------

JAPAN               0.7%
                               JPY       400,000,000    Softbank Corp., 0.5%, 3/29/02 .........................          4,718,146
                                                                                                                       ----------

MALAYSIA            0.0%
                               MYR           420,000    Renong Bhd. (ICULS), 4%, 5/21/01 ......................           158,268
                                                                                                                       ----------

                                                        TOTAL CONVERTIBLE BONDS (Cost $8,187,237) .............         8,639,051
                                                                                                                       ----------

                    2.4%                                                 PREFERRED STOCKS

                                             Shares
                                           --------------------------------------------------------------------------------------
GERMANY
                                             185,000    RWE AG (Producer and marketer of petroleum and
                                                         chemical products) ...................................         5,692,682
                                              67,500    SAP AG (Computer software manufacturer) ...............        10,016,931
                                                                                                                       ----------
                                                        TOTAL PREFERRED STOCKS (Cost $6,293,073) ..............        15,709,613
                                                                                                                       ----------

                   91.8%                                                 COMMON STOCKS

ARGENTINA           0.6%
                                             170,000    YPF S.A. "D" (ADR) (Petroleum company) ................         3,825,000
                                                                                                                       ----------
AUSTRALIA           0.9%
                                             330,000    National Australia Bank, Ltd. (Commercial bank) .......         3,047,135
                                           1,162,000    Poseidon Gold Ltd. (Growing Tier III gold producer) ...         2,858,185
                                                                                                                       ----------
                                                                                                                        5,905,320
                                                                                                                       ----------
BRAZIL              3.1%
                                           8,578,870    Centrais Eletricas Brasileiras S/A "B" (pfd.)
                                                         (Electric utility) ...................................         2,451,960
                                           5,086,206    Companhia Cervejaria Brahma (pfd.) (Leading beer
                                                         producer and distributor) ............................         3,034,046
                                         110,000,000    Companhia Energetica de Minas Gerais (pfd.)
                                                         (Electric power utility) .............................         2,924,862
                                             124,880    Companhia Vale do Rio Doce (pfd.) (Diverse mining
                                                         and industrial complex) ..............................         2,425,096
                                          22,000,000    Petroleo Brasileiro S/A (pfd.) (Petroleum company) ....         2,705,771
                                          65,040,000    Telecomunicacoes Brasileiras S.A. (pfd.)
                                                         (Telecommunication services) .........................         4,540,461
                                       1,800,000,000    Usinas Siderurgicas de Minas Gerais S/A (pfd.)
                                                         (Non-coated flat products and electrolytic galvanized
                                                          products) ...........................................         1,900,114
                                                                                                                       ----------
                                                                                                                       19,982,310
                                                                                                                       ----------
CANADA              2.4%
                                             160,000    Barrick Gold Corp. (Gold exploration and production
                                                         in North and South America) ..........................         4,342,062
                                             206,500    Canadian National Railway Co. (Operator of one of
                                                         Canada's two principal railroads) ....................         3,794,437


    The accompanying notes are an integral part of the financial statements.

--
64

INTERNATIONAL PORTFOLIO

INVESTMENT PORTFOLIO  as of June 30, 1996 (Unaudited)
--------------------------------------------------------------------------------

                     % of                 Principal                                                                       Market
                   Portfolio               Amount                                                                        Value ($)
---------------------------------------------------------------------------------------------------------------------------------
                                             254,623    Canadian Pacific Ltd. (Ord.) (Transportation and
                                                         natural resource conglomerate) ...........................     5,576,440
                                             200,000    Hemlo Gold Mines, Inc. (Large gold producer, with
                                                         single mine in Ontario; active exploration company) ......     2,138,802
                                                                                                                       ----------
                                                                                                                       15,851,741
                                                                                                                       ----------
CHINA               0.6%
                                             191,837    Guangshen Railway Co. Ltd. (ADR) (Operator of only
                                                         railroad in the Pearl River delta)* ......................     3,668,883
                                                                                                                       ----------
DENMARK             0.6%

                                              85,000    Unidanmark A/S "A" (Bank holding company) .................     3,946,403
                                                                                                                       ----------
FINLAND             1.3%
                                             116,000    Nokia AB Oy "A" (Leading manufacturer of
                                                         cellular telephones) .....................................     4,282,799
                                             247,000    Outokumpu Oy "A" (Metals and minerals) ....................     4,159,731
                                                                                                                       ----------
                                                                                                                        8,442,530
                                                                                                                       ----------
FRANCE              7.2%
                                              78,857    AXA SA (Insurance group providing insurance,
                                                         finance and real estate services) ........................     4,316,690
                                             126,700    Assurances Generales de France (Health, life, fire,
                                                         accident and special risk insurance)* ....................     3,433,344
                                              13,950    Carrefour (Hypermarket operator and food retailer) ........     7,820,732
                                              57,453    Compagnie Financiere de Paribas (Finance and investment
                                                         company)* ................................................     3,395,191
                                              12,000    LVMH Moet-Hennessy Louis Vuitton SA (Producer of
                                                         wines, spirits and luxury products) ......................     2,848,229
                                              88,000    Michelin "B" (Leading tire manufacturer) ..................     4,303,990
                                              13,128    Pinault-Printemps, SA (Distributor of consumer goods)* ....     4,596,108
                                             130,000    Schneider SA (Manufacturer of electronic components
                                                         and automated manufacturing systems)* ....................     6,823,152
                                              20,000    Societe Generale (Bank) ...................................     2,200,515
                                              15,996    Societe Nationale Elf Aquitaine (ADR)
                                                         (Petroleum company) ......................................       587,853
                                              72,508    Total SA "B" (International oil and gas exploration,
                                                         development and production) ..............................     5,381,456
                                              26,195    Valeo SA (Automobile and truck components manufacturer) ...     1,402,872
                                                                                                                       ----------
                                                                                                                       47,110,132
                                                                                                                       ----------
GERMANY             6.8%
                                             190,000    Bayer AG (Leading chemical producer) ......................     6,714,774
                                              10,100    Daimler-Benz AG (Automobile and truck manufacturer) .......     5,408,935
                                              10,100    Daimler-Benz AG (Rights)* .................................         1,395
                                             257,000    Hoechst AG (Chemical producer) ............................     8,719,311
                                              20,360    Mannesmann AG (Bearer) (Diversified construction
                                                         and technology company) ..................................     7,041,462
                                              69,000    Schering AG (Pharmaceutical and chemical producer) ........     5,022,224
                                             101,270    Siemens AG (Leading electrical engineering and
                                                         electronics company) .....................................     5,413,407
                                             116,200    VEBA AG (Electric utility, distributor of oil
                                                         and chemicals) ...........................................     6,178,640
                                                                                                                       ----------
                                                                                                                       44,500,148
                                                                                                                       ----------
HONG KONG           4.3%

                                           4,341,545    First Pacific Co., Ltd. (International management and
                                                         investment company) ......................................     6,702,382
                                             214,570    HSBC Holdings Ltd. (Bank) .................................     3,243,186
                                           3,240,181    Hong Kong & China Gas Co., Ltd. (Gas utility) .............     5,169,555
                                             270,015    Hong Kong & China Gas Co., Ltd. Warrants* .................        70,637
                                           1,182,000    Hutchison Whampoa, Ltd. (Container terminal and real
                                                         estate company) ..........................................     7,436,411
                                           1,510,000    Television Broadcasts, Ltd. (Television broadcasting) .....     5,666,828
                                                                                                                       ----------
                                                                                                                       28,288,999
                                                                                                                       ----------
INDONESIA           1.7%
                                              54,740    Asia Pulp & Paper Co., Ltd. (ADR) (Producer of pulp
                                                         and paper)* ..............................................       670,565
                                             370,000    HM Sampoerna (Foreign registered) (Tobacco company) .......     4,212,675


        The accompanying notes are an integral part of the financial statements.


                                                                              --

INTERNATIONAL PORTFOLIO

--------------------------------------------------------------------------------

                     % of                 Principal                                                                       Market
                   Portfolio               Amount                                                                        Value ($)
----------------------------------------------------------------------------------------------------------------------------------
                                           1,250,000    Indah Kiat Pulp & Paper (Foreign registered) (Producer
                                                         of pulp and paper)* ......................................     1,221,805
                                             150,000    Indah Kiat Pulp & Paper Warrants* .........................        75,725
                                             200,000    Indocement Tunggal (Foreign registered)
                                                         (Cement producer) ........................................       687,433
                                              75,400    Indonesia Satellite Corp. (ADR) (International
                                                         telecommunication services) ..............................     2,525,900
                                             402,000    Kalbe Farma (Foreign registered) (Pharmaceutical
                                                         producer and distributor) ................................       898,131
                                             463,500    Pabrik Kertas Tjiwi Kimia (Operator of pulp and
                                                         paper factory)* ..........................................       472,959
                                                                                                                       ----------
                                                                                                                       10,765,193
                                                                                                                       ----------
ITALY               2.2%
                                              65,000    Luxottica Group SpA (ADR) (Manufacturer and marketer
                                                         of eyeglasses) ...........................................     4,769,375
                                           4,210,000    Telecom Italia Mobile SpA (Cellular
                                                         telecommunication services) ..............................     9,411,890
                                                                                                                       ----------
                                                                                                                       14,181,265
                                                                                                                       ----------
JAPAN              24.7%
                                             330,000    Bridgestone Corp. (Leading automobile tire manufacturer)...     6,306,405
                                             508,000    Canon Inc. (Leading producer of visual image and
                                                         information equipment) ...................................    10,590,591
                                                 640    DDI Corp. (Long distance telephone and cellular
                                                         operator) ................................................     5,594,477
                                                 825    East Japan Railway Co. (Railroad operator) ................     4,337,539
                                             205,000    Fujitsu Ltd. (Leading manufacturer of computers) ..........     1,874,457
                                             190,000    Hitachi Construction Machinery Co., Ltd.
                                                         (Leading maker of hydraulic shovels) .....................     2,414,849
                                             697,000    Hitachi Ltd. (General electronics manufacturer) ...........     6,500,617
                                             465,000    Hitachi Metals, Ltd. (Major producer of high-quality
                                                         specialty steels) ........................................     5,357,290
                                              88,000    Horipro Inc. (Growing entertainment production company) ...     1,263,293
                                             625,000    Ishikawajima-Harima Heavy Industries Co., Ltd.
                                                         (Comprehensive heavy machinery manufacturer in
                                                          aerospace and defense fields)* ..........................     3,057,422
                                              95,000    Ito-Yokado Co., Ltd. (Leading supermarket operator) .......     5,741,782
                                             465,000    Itochu Corp. (Leading general trading company) ............     3,256,892
                                              28,000    Japan Associated Finance Co. (Venture capital
                                                         company) .................................................     3,277,100
                                             125,000    Jusco Co., Ltd. (Major supermarket operator) ..............     4,103,232
                                             250,000    Kajima Corp. (Leading contractor engaged in large-scale
                                                         civil engineering projects) ..............................     2,583,093
                                           1,130,000    Kawasaki Steel Corp. (Major integrated steelmaker) ........     4,081,287
                                              53,000    Keyence Corp. (Specialized manufacturer of sensors) .......     7,220,774
                                             115,000    Kokuyo (Leading manufacturer of paper stationery)* ........     3,186,120
                                             103,000    Kyocera Corp. (Leading ceramic package manufacturer) ......     7,298,953
                                              37,000    Mabuchi Motor Co., Ltd. (Manufacturer of DC motors) .......     2,361,450
                                             280,000    Matsushita Electric Works, Inc. (Leading maker of
                                                         building materials and lighting equipment) ...............     3,046,679
                                             520,000    Matsushita Electrical Industrial Co., Ltd. (Leading
                                                         manufacturer of consumer electronic products) ............     9,699,630
                                             620,000    Mitsubishi Heavy Industries, Ltd. (Diversified heavy
                                                         machinery manufacturer and leading shipbuilder) ..........     5,402,643
                                             540,000    NSK Ltd. (Leading manufacturer of bearings and other
                                                         machinery parts) .........................................     4,093,266
                                              47,000    Nichiei Co., Ltd. (Finance company for small and
                                                         medium-sized firms) ......................................     3,137,201
                                              50,000    Nippon Electric Glass Co., Ltd. (Leading producer of
                                                         cathode-ray tube glass) ..................................       854,935
                                             909,000    Nisshin Steel Co., Ltd. (Blast furnace steelmaker) ........     3,532,437
                                             200,000    Pioneer Electronics Corp. (Leading manufacturer of
                                                         audio equipment) .........................................     4,773,008


    The accompanying notes are an integral part of the financial statements.


--
66

INTERNATIONAL PORTFOLIO

INVESTMENT PORTFOLIO  as of June 30, 1996 (Unaudited)
--------------------------------------------------------------------------------

                     % of                 Principal                                                                       Market
                   Portfolio               Amount                                                                        Value ($)
----------------------------------------------------------------------------------------------------------------------------------
                                             390,000    Ricoh Co., Ltd. (Leading maker of copiers and
                                                         information equipment) ....................................    4,136,607
                                              81,500    SMC Corp. (Leading maker of pneumatic equipment) ...........    6,319,389
                                              50,000    Secom Co., Ltd. (Electronic security system operator) ......    3,310,017
                                              48,400    Seven-Eleven Japan Co., Ltd. (Leading convenience
                                                         store operator) ...........................................    3,093,458
                                             250,000    ShinMaywa Industries, Ltd. (Leading maker of dump
                                                         trucks and other specialty vehicles) ......................    2,560,234
                                             265,000    Sumitomo Corp. (Leading general trading company) ...........    2,360,079
                                           1,710,000    Sumitomo Metal Industries, Ltd. (Leading integrated
                                                         crude steel producer) .....................................    5,253,600
                                             560,000    Sumitomo Metal Mining Co., Ltd. (Leading gold, nickel
                                                         and copper mining company) ................................    4,859,324
                                             155,000    THK Co., Ltd. (Manufacturer of linear motion systems
                                                         for industrial machinery) .................................    3,755,772
                                                                                                                       ----------
                                                                                                                      160,595,902
                                                                                                                      -----------
KOREA               1.1%
                                             186,000    Korea Electric Power Corp. (ADR) (Electric utility) ........    4,510,500
                                               7,870    Pohang Iron & Steel Co., Ltd. (Leading steel
                                                         producer) (a) .............................................      646,898
                                              93,400    Pohang Iron & Steel Co., Ltd. (ADR) ........................    2,276,625
                                                         1 Samsung Electronics Co., Ltd. (GDS)
                                                         (Major electronics manufacturer)* .........................           45
                                                                                                                       ----------
                                                                                                                        7,434,068
                                                                                                                       ----------
MALAYSIA            0.9%
                                             275,000    Malayan Banking Bhd. (Leading banking and financial
                                                         services group) ...........................................    2,645,821
                                           2,100,000    Renong Bhd. (Holding company involved in engineering,
                                                         construction, financial services, telecommunication
                                                         and information technology) ...............................    3,350,571
                                              49,300    Renong Bhd. Warrants* ......................................       22,333
                                                                                                                       ----------
                                                                                                                        6,018,725
                                                                                                                       ----------
NETHERLANDS         4.9%
                                             130,000    AEGON Insurance Group NV (Insurance company) ...............    5,991,205
                                              24,000    Akzo-Nobel N.V. (Chemical producer) ........................    2,877,749
                                             204,870    Elsevier N.V. (International publisher of scientific,
                                                         professional, business, and consumer information books) ...    3,111,189
                                             186,304    Getronics NV (Provider of computer maintenance and
                                                         installation services) ....................................    4,129,165
                                              43,750    Heineken Holdings N.V. "A" (Brewery) .......................    8,844,913
                                             114,000    Philips Electronics N.V. (Leading manufacturer of
                                                         electrical  equipment) ....................................    3,709,763
                                              26,935    Wolters Kluwer CVA (Publisher) .............................    3,062,267
                                                                                                                       ----------
                                                                                                                       31,726,251
                                                                                                                       ----------
NEW ZEALAND         0.8%
                                           1,200,000    Telecom Corp. of New Zealand (Telecommunication
                                                         services) .................................................    5,052,673
                                                                                                                       ----------
NORWAY              0.6%

                                             271,889    Saga Petroleum AS "A" (Oil and gas
                                                         exploration and production) ...............................    4,001,726
                                                                                                                       ----------
PHILIPPINES         3.1%
                                           1,800,000    Ayala Land, Inc. "B" (Real estate and land developer) ......    3,229,008
                                           6,208,000    C&P Homes, Inc. (Home construction company) ................    5,390,535
                                             549,990    Manila Electric Co. "B" (Electric utility) .................    5,772,796
                                             100,000    Metropolitan Bank and Trust Company (Commercial
                                                         bank and trust company) ...................................    2,805,344
                                             175,000    Philippine National Bank (Full-service commercial bank)* ...    2,922,233
                                                                                                                       ----------
                                                                                                                       20,119,916
                                                                                                                       ----------
PORTUGAL            1.6%
                                              30,192    Jeronimo Martins (Food producer and retailer) ..............    2,720,174
                                             301,000    Portugal Telecom SA (Telecommunication services) ...........    7,872,160
                                                                                                                       ----------
                                                                                                                       10,592,334

    The accompanying notes are an integral part of the financial statements.


                                                                              --

INTERNATIONAL PORTFOLIO

--------------------------------------------------------------------------------

                     % of                 Principal                                                                       Market
                   Portfolio               Amount                                                                        Value ($)
----------------------------------------------------------------------------------------------------------------------------------
SPAIN               3.6%

                                              51,140    Acerinox, S.A. (Stainless steel producer) ..................    5,333,534
                                              22,000    Banco Popular Espanol, S.A. (Retail bank) ..................    3,925,472
                                             280,000    Compania Telefonica Nacional de Espana S.A.
                                                         (Telecommunication services) ..............................    5,162,298
                                             430,000    Iberdrola SA (Electric utility) ............................    4,417,405
                                             133,000    Repsol SA (Integrated oil company) .........................    4,628,843
                                                                                                                       ----------
                                                                                                                       23,467,552
                                                                                                                       ----------
SWEDEN              4.4%
                                              99,000    Astra AB "A" (Free) (Pharmaceutical company) ...............    4,381,722
                                                 600    Astra AB "B" (Free) ........................................       26,193
                                             202,000    Autoliv AB (Manufacturer of automobile safety bags) ........    6,163,746
                                             356,400    L.M. Ericsson Telephone Co. "B" (ADR) (Leading
                                                         manufacturer of cellular telephone equipment) .............    7,662,600
                                             144,000    S.K.F. AB "B" (Free) (Manufacturer of roller bearings) .....    3,425,982
                                             270,000    Skandia Foersaekrings AB (Free) (Financial conglomerate) ...    7,157,855
                                                                                                                       ----------
                                                                                                                       28,818,098
                                                                                                                       ----------
SWITZERLAND         4.8%
                                               5,180    Brown, Boveri & Cie. AG (Bearer) (Manufacturer of
                                                         electrical equipment) .....................................    6,414,142
                                                   5    Brown, Boveri & Cie. AG (Registered) .......................        1,220
                                               4,700    Ciba-Geigy AG (Bearer) (Pharmaceutical company) ............    5,706,995
                                               5,400    Holderbank Financiere Glaris AG (Bearer)
                                                         (Cement producer) .........................................    4,319,482
                                               2,514    Nestle SA (Registered) (Food manufacturer) .................    2,873,660
                                               2,610    SGS Holdings SA (Bearer) (Trade inspection company) ........    6,252,810
                                               5,000    Sandoz Ltd. AG (Registered) (Pharmaceutical company) .......    5,723,313
                                                                                                                       ----------
                                                                                                                       31,291,622
                                                                                                                       ----------
TAIWAN              0.2%
                                             655,200    Taiwan Semiconductor Manufacturing Co.
                                                         (Manufacturer of integrated circuits and other
                                                          semiconductor devices)* ..................................    1,368,968
                                                                                                                       ----------
THAILAND            1.3%
                                             175,000    Bangkok Bank Ltd. (Foreign registered)
                                                         (Leading commercial bank) .................................    2,371,479
                                             525,220    Thai Farmers Bank (Foreign registered) (Commercial bank) ...    5,751,868
                                                                                                                       ----------
                                                                                                                        8,123,347
                                                                                                                       ----------
UNITED KINGDOM      8.1%
                                             279,900    BOC Group PLC (Producer of industrial gases) ...............    4,014,313
                                             611,092    British Petroleum PLC (Major integrated world
                                                         oil company) ..............................................    5,361,996
                                             890,000    Carlton Communications PLC (Television post
                                                         production products and services) .........................    7,159,640
                                             636,110    PowerGen PLC (Electric utility) ............................    4,633,152
                                             440,059    RTZ Corp. PLC (Mining and finance company) .................    6,512,913
                                             654,200    Reuters Holdings PLC (International news agency) ...........    7,914,426
                                             613,672    SmithKline Beecham PLC (Manufacturer of ethical drugs
                                                         and healthcare products) ..................................    6,561,629
                                             130,000    Thorn EMI PLC (Amusement and recreational services) ........    3,621,907
                                             300,000    Zeneca Group PLC (Holding company: manufacturing and
                                                         marketing of pharmaceutical and agrochemical products
                                                         and specialty chemicals) ..................................    6,634,416
                                                                                                                       ----------
                                                                                                                       52,414,392
                                                                                                                       ----------
                                                        TOTAL COMMON STOCKS (Cost $495,665,989)                       597,493,498
                                                                                                                      -----------
---------------------------------------------------------------------------------------------------------------------------------
                                                        TOTAL INVESTMENT PORTFOLIO -- 100.0%
                                                         (Cost $539,604,299) (b)                                      651,300,162
                                                                                                                      ===========
---------------------------------------------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

---
68

                                                            INVESTMENT PORTFOLIO
--------------------------------------------------------------------------------
  *  Non-income producing security.



(a) Securities valued in good faith by the Valuation Committee of the Trustees. The cost and market value of these securities at June 30, 1996 aggregated $736,139 and $646,898 (.10% of net assets), respectively.

(b) At June 30, 1996, the net unrealized appreciation on investments based on cost for federal income tax purposes of $539,604,299 was as follows:

     Aggregate gross unrealized appreciation for all investments in which there
     is an excess of market value over tax cost .........................................................           $ 124,169,802

     Aggregate gross unrealized depreciation for all investments in which there
     is an excess of tax cost over market value .........................................................             (12,473,939)
                                                                                                                    -------------
     Net unrealized appreciation ........................................................................           $ 111,695,863
                                                                                                                    =============

--------------------------------------------------------------------------------
     At December 31, 1995, the International Portfolio had a net tax basis capital loss carryforward of approximately $4,914,971 which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until December 31, 2003, whichever occurs first.
--------------------------------------------------------------------------------
     From November 1, 1995 through December 31, 1995, the International Portfolio incurred approximately $3,652,097 of net realized capital losses which the Portfolio intends to elect to defer and treat as arising in the fiscal year ending December 31, 1996.
--------------------------------------------------------------------------------
     Purchases and sales of investment securities (excluding short-term investments), for the six months ended June 30, 1996, aggregated $168,412,185 and $94,826,296, respectively.
--------------------------------------------------------------------------------
     Sector breakdown of the International Portfolio's equity securities is noted on the Portfolio Summary.
--------------------------------------------------------------------------------
     COMMITMENTS:

     As of June 30, 1996, the International Portfolio entered into the following forward foreign currency exchange contracts resulting in net unrealized appreciation of $5,721,589.

                                                                                                                      APPRECIATION/
                                                                                    SETTLEMENT                         DEPRECIATION
 CONTRACTS TO DELIVER                      IN EXCHANGE FOR                            DATE                                 (U.S.$)
-----------------------------------------------------------------------------------------------------------------------------------
     Japanese Yen       2,206,000,000      U.S. Dollars               25,723,533      7/12/96                           5,523,310
     Japanese Yen       2,705,000,000      U.S. Dollars               25,207,343      9/17/96                             198,279
                                                                                                                        ---------
                                                                                                                        5,721,589
                                                                                                                        =========



    The accompanying notes are an integral part of the financial statements.


                                                                              --

INTERNATIONAL PORTFOLIO
FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                       STATEMENT OF ASSETS AND LIABILITIES

June 30, 1996 (Unaudited)
--------------------------------------------------------------------------------

ASSETS

Investments, at market (identified cost $539,604,299) (Note A) .................                   $651,300,162
Cash ...........................................................................                      1,659,584
Unrealized appreciation on forward currency exchange contracts (Note A) ........                      5,721,589
Receivables:
        Investments sold .......................................................                      1,754,205
        Portfolio shares sold ..................................................                      1,387,317
        Foreign taxes recoverable ..............................................                      1,040,877
        Dividends and interest .................................................                      1,594,278
                                                                                                   ------------
                Total assets ...................................................                    664,458,012

LIABILITIES
Payables:
        Investments purchased ..................................................  $1,977,492
        Portfolio shares redeemed ..............................................     151,622
        Accrued management fee (Note B) ........................................     475,295
        Other accrued expenses (Note B) ........................................     238,645
                                                                                  ----------
                Total liabilities ..............................................                      2,843,054
                                                                                                   ------------
Net assets, at market value ....................................................                   $661,614,958
                                                                                                   ============
NET ASSETS
Net assets consist of:
        Accumulated distributions in excess of net investment income ...........                   $ (3,290,083)
        Net unrealized appreciation on:
                Investments ....................................................                    111,695,863
                Foreign currency related transactions ..........................                      5,729,398
        Accumulated net realized gain ..........................................                      2,802,464
        Paid-in capital ........................................................                    544,677,316
                                                                                                   ------------
Net assets, at market value.....................................................                   $661,614,958
                                                                                                   ============
NET ASSET VALUE, offering and redemption price per share
        ($661,614,958 divided by 52,449,949 outstanding shares of beneficial
        interest, no par value, unlimited number of shares authorized) .........                         $12.61
                                                                                                         ======

    The accompanying notes are an integral part of the financial statements.


--
70

                                                            FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                             STATEMENT OF OPERATIONS

Six Months Ended June 30, 1996 (Unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME
        Income:
                Dividends (net of foreign taxes withheld of $803,811) ........               $ 6,977,658
                Interest (net of foreign taxes withheld of $1,020) ...........                 1,288,534
                                                                                             -----------
                                                                                               8,266,192
        Expenses (Note A):
                Management fee (Note B) ......................................  $ 2,685,496
                Accounting fees (Note B) .....................................      161,372
                Trustees' fees (Note B) ......................................       11,423
                Custodian fees ...............................................      294,815
                Auditing .....................................................       34,523
                Legal ........................................................        5,873
                Other ........................................................       59,665    3,253,167
                                                                                -----------  -----------
        Net investment income ................................................                 5,013,025
                                                                                             -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
        Net realized gain from:
                Investments ..................................................    5,008,555
                Foreign currency related transactions ........................    6,535,392   11,543,947
                                                                                -----------
        Net unrealized appreciation (depreciation) during the period on:
                Investments ..................................................   39,900,043
                Foreign currency related transactions ........................   (2,034,212)  37,865,831
                                                                                -----------  -----------
        Net gain on investment transactions ..................................                49,409,778
                                                                                             -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .........................               $54,422,803
                                                                                             ===========

    The accompanying notes are an integral part of the financial statements.

                                                                              --

INTERNATIONAL PORTFOLIO
--------------------------------------------------------------------------------

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                               SIX MONTHS
                                                                                  ENDED                YEAR
                                                                                 JUNE 30,              ENDED
                                                                                  1996              DECEMBER 31,
INCREASE (DECREASE) IN NET ASSETS                                              (UNAUDITED)             1995
----------------------------------------------------------------------------------------------------------------
Operations:
        Net investment income ............................................    $   5,013,025        $   4,713,698
        Net realized gain (loss) from investment transactions ............       11,543,947           (7,926,588)
        Net unrealized appreciation on investment
                transactions during the period ...........................       37,865,831           56,119,932
                                                                              -------------        -------------
Net increase in net assets resulting from operations .....................       54,422,803           52,907,042
                                                                              -------------        -------------
Distributions to shareholders from:
        Net investment income ($.29 and $.01 per share, respectively) ....      (13,901,339)            (572,293)
                                                                              -------------        -------------
        Net realized gain from investment transactions ($.04 per share) ..             --             (1,628,833)
                                                                              -------------        -------------
Portfolio share transactions:
        Proceeds from shares sold ........................................      127,528,785          383,866,201
        Net asset value of shares issued to shareholders in
                reinvestment of distributions ............................       13,901,339            2,201,126
        Cost of shares redeemed ..........................................      (68,539,123)        (360,607,349)
                                                                              -------------        -------------
Net increase in net assets from Portfolio share transactions .............       72,891,001           25,459,978
                                                                              -------------        -------------
INCREASE IN NET ASSETS ...................................................      113,412,465           76,165,894
Net assets at beginning of period ........................................      548,202,493          472,036,599
                                                                              -------------        -------------
NET ASSETS AT END OF PERIOD (including accumulated distributions in excess of net investment income of $3,290,083 and undistributed
        net investment income of $5,598,231, respectively) ...............    $ 661,614,958        $ 548,202,493
                                                                              -------------        -------------
OTHER INFORMATION
INCREASE (DECREASE) IN PORTFOLIO SHARES
Shares outstanding at beginning of period ................................       46,398,169           44,139,826
                                                                              -------------        -------------
        Shares sold ......................................................       10,489,489           34,890,301
        Shares issued to shareholders in reinvestment of distributions ...        1,166,953              216,220
        Shares redeemed ..................................................       (5,604,662)         (32,848,178)
                                                                              -------------        -------------
        Net increase in Portfolio shares .................................        6,051,780            2,258,343
                                                                              -------------        -------------
Shares outstanding at end of period ......................................       52,449,949           46,398,169
                                                                              =============        =============

    The accompanying notes are an integral part of the financial statements.

--
72

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                                                                      For the Period
                                     Six Months                                                                        May 1, 1987
                                       Ended                                                                        (commencement of
                                       June 30,                         Years Ended December 31,                      operations) to
                                       1996(f)   ---------------------------------------------------------------------- December 31,
                                     (Unaudited) 1995(f)  1994(f)  1993(f)  1992(f)  1991(f)  1990(f)  1989(f)   1988     1987
                                       ------    ------   ------   ------   ------   ------   ------   ------   -------  -------
Net asset value,
  beginning of
  period ...........................   $11.82    $10.69   $10.85   $ 8.12   $ 8.47   $ 7.78   $ 8.46   $ 6.14   $  5.26  $  6.00(c)
                                       ------    ------   ------   ------   ------   ------   ------   ------   -------  -------
Income from investment
  operations:
  Net investment
    income (a) .....................      .10       .11      .06      .09      .10      .12      .25      .10       .09     --
  Net realized and
     unrealized gain
     (loss) on investment
     transactions ..................      .98      1.07     (.15)    2.90     (.36)     .77     (.89)    2.22(g)    .79     (.64)
                                       ------    ------   ------   ------   ------   ------   ------   ------   -------  -------
Total from investment
  operations .......................     1.08      1.18     (.09)    2.99     (.26)     .89     (.64)    2.32       .88     (.64)
                                       ------    ------   ------   ------   ------   ------   ------   ------   -------  -------
Less distributions:
  From net investment
    income .........................     (.29)     (.01)    (.07)    (.14)    (.09)    (.20)    (.04)      --        --       --
  In excess of net
    investment income ..............       --        --       --     (.12)      --       --       --       --        --       --
  From net realized
    gains on investment
    transactions ...................       --      (.04)      --       --       --       --       --       --        --     (.10)
                                       ------    ------   ------   ------   ------   ------   ------   ------   -------  -------
  Total distributions ..............     (.29)     (.05)    (.07)    (.26)    (.09)    (.20)    (.04)      --        --     (.10)
                                       ------    ------   ------   ------   ------   ------   ------   ------   -------  -------
Net asset value, end
  of period ........................   $12.61    $11.82   $10.69   $10.85   $ 8.12   $ 8.47   $ 7.78   $ 8.46   $  6.14  $  5.26
                                       ======    ======   ======   ======   ======   ======   ======   ======   =======  =======
TOTAL RETURN (%) ...................     9.24(e)  11.11     (.85)   37.82    (3.08)   11.45    (7.65)   37.79     16.73   (10.64)(e)
RATIOS AND
SUPPLEMENTAL DATA
Net assets, end of
  period ($ millions) ..............      662       548      472      238       65       41       35       17         3        2
Ratio of operating
  expenses, net to
  average net assets
  (%) (a) ..........................     1.06(d)   1.08     1.08     1.20     1.31     1.39     1.38     1.50      1.50     1.50(d)
Ratio of net investment
        income to average
        net assets (%) .............     1.64(d)    .95      .57      .91     1.23     1.43     2.89     1.30      1.59      .02(d)
Portfolio turnover
  rate (%) .........................    33.62(d)  45.76    33.52    20.36    34.42    45.01    26.67    57.69    110.42   146.08(d)
Average commission
  rate paid (b) ....................   $.0002    $   --   $   --   $   --   $   --   $   --   $   --   $   --   $    --  $    --
(a) Portion of expenses
    reimbursed
    (Note B) .......................   $   --    $   --   $   --   $   --   $   --   $   --   $   --   $  .02   $   .14  $   .07

(b) Average commission rate paid per share of common and preferred securities is calculated for fiscal years beginning on or after September 1, 1995.

(c)   Original capital

(d)   Annualized

(e)   Not annualized

(f) Per share amounts, for each of the periods identified, have been calculated using the monthly average shares outstanding during the period method.

(g)   Includes provision for federal income tax of $.03 per share.


                                                                              --

SCUDDER VARIABLE LIFE INVESTMENT FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited)
--------------------------------------------------------------------
A. SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------
Scudder Variable Life Investment Fund (the "Fund") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. Its shares are divided into seven separate diversified series, called "Portfolios." The Portfolios are comprised of the Money Market Portfolio, Bond Portfolio, Balanced Portfolio, Growth and Income Portfolio, Capital Growth Portfolio, Global Discovery Portfolio (which commenced operations on May 1,
1996), and International Portfolio. Effective May 1, 1996, the Fund offers two classes of shares on behalf of each Portfolio, except for Money Market Portfolio. Class A shares are offered at net asset value and are not subject to fees imposed pursuant to a Distribution Plan. Class B shares are offered at net asset value and are subject to fees imposed pursuant to a Distribution Plan. As of June 30, 1996, there have been no sales of class B shares.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies"). As of June 30, 1996, ownership breakdown of the Portfolios by each Participating Insurance Company is as follows:

                                                                                 Portfolios
                                           -----------------------------------------------------------------------------------
                                                                                   Growth                    Global
Participating                               Money                                   and         Capital      Discov-   Interna-
Insurance Companies                         Market       Bond       Balanced       Income      Growth         ery      tional
------------------------------------       -----------------------------------------------------------------------------------
Aetna Life Insurance & Annuity Co. .          -- %         -- %         -- %         -- %         -- %         -- %       47.3%
AUSA Life Insurance Co. ............          --           --           --           --           --           --          1.8
Banner Life Insurance Co. ..........         0.7          2.0          7.4          4.0          2.0          2.3          0.7
Charter National Life Insurance Co.         53.3         36.2         63.0         82.9         26.2         85.3         14.0
Companion Life Insurance Co. .......
        of New York ................         0.2          0.3           --           --           --           --           --
Fortis Benefits Insurance Co. ......          --           --           --           --           --           --          0.4
Intramerica Life Insurance Co. .....         4.2          3.6          4.9          9.3          2.3         12.4          1.4
Lincoln Benefit Life Co. ...........          --          4.4          5.6           --           --           --           --
Mutual of America Life Insurance Co.          --         43.5           --           --         61.9           --         21.3
Paragon Life Insurance Co. .........          --          0.2          0.4          0.1          0.2           --          0.1
Providentmutual Life and Annuity
        Co. of America .............          --          9.2           --          3.7           --           --          0.4
Safeco Life Insurance Co. ..........          --           --         18.7           --           --           --          3.2
Security First Life Insurance Co. ..          --           --           --           --           --           --          0.1
Union Central Life Insurance Co. ...        38.8           --           --           --          6.0           --          7.7
United Companies Life Insurance Co.          2.7           --           --           --           --           --           --
United of Omaha Life Insurance Co. .         0.1          0.6           --           --           --           --          1.6
USAA Life Insurance Co. ............          --           --           --           --          1.4           --           --
                                           -----        -----        -----        -----        -----        -----        -----
                                           100.0%       100.0%       100.0%       100.0%       100.0%       100.0%       100.0%
                                           =====        =====        =====        =====        =====        =====        =====

The Fund's financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The policies described below are followed consistently by the Fund in the preparation of the financial statements for its Portfolios.

SECURITY VALUATION. The Money Market Portfolio values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended, and pursuant to which the Portfolio must adhere to certain conditions. Under this method, which does not take into account unrealized gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount/premium.

---
74

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------
Securities in each of the remaining Portfolios are valued in the following manner:

Portfolio securities which are traded on U.S. or foreign stock exchanges are valued at the most recent sale price reported on the exchange on which the security is traded most extensively. If no sale occurred, the security is then valued at the calculated mean between the most recent bid and asked quotations. If there are no such bid and asked quotations, the most recent bid quotation is used. Securities quoted on the National Association of Securities Dealers Automatic Quotation ("NASDAQ") System, for which there have been sales, are valued at the most recent sale price reported on such system. If there are no such sales, the value is the high or "inside" bid quotation. Securities which are not quoted on the NASDAQ System but are traded in another over-the-counter market are valued at the most recent sale price on such market. If no sale occurred, the security is then valued at the calculated mean between the most recent bid and asked quotations. If there are no such bid and asked quotations, the most recent bid quotation shall be used.

Portfolio debt securities with remaining maturities greater than sixty days are valued by pricing agents approved by the officers of the Fund, which quotations reflect broker/dealer-supplied valuations and electronic data processing techniques. If the pricing agents are unable to provide such quotations, the most recent bid quotation supplied by a bona fide market maker shall be used. Short-term investments having a maturity of sixty days or less are valued at amortized cost.

All other securities are valued at their fair value as determined in good faith by the Valuation Committee of the Trustees. Their values have been estimated by the Board of Trustees in the absence of readily ascertainable market values. However, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the securities existed, and the difference could be material.

FUTURES CONTRACTS. The non-money market Portfolios may enter into futures contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of an item at a specified price on a specific date (settlement date). During the period, the Bond Portfolio sold interest rate futures to hedge against declines in the value of portfolio securities.

Upon entering into a futures contract, the Portfolio is required to deposit with a financial intermediary an amount ("initial margin") equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Portfolio each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio. When entering into a closing transaction, the Portfolio will realize a gain or loss equal to the difference between the value of the futures contract to sell and the futures contract to buy. Futures contracts are valued at the most recent settlement price.

Certain risks may arise upon entering into futures contracts including the risk that an illiquid secondary market will limit the Portfolio's ability to close out a futures contract prior to the settlement date and that a change in the value of a futures contract may not correlate exactly with changes in the value of the securities or currencies hedged. When utilizing futures contracts to hedge, the Portfolio gives up the opportunity to profit from favorable price movements in the hedged positions during the term of the contract.

FOREIGN CURRENCY TRANSLATIONS. The books and records of the Portfolios are maintained in U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the following basis:

                (i) market value of investment securities, other assets and liabilities at the daily rates of exchange, and

                (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions.

The Portfolios do not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investments.

                                                                             ---

SCUDDER VARIABLE LIFE INVESTMENT FUND
-------------------------------------------------------------------------
Net realized and unrealized gain (loss) from foreign currency related transactions includes gains and losses between trade and settlement dates on securities transactions, gains and losses arising from the sales of foreign currency, and gains and losses between the ex and payment dates on dividends, interest, and foreign withholding taxes.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. A forward foreign currency exchange contract (forward contract) is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. During the period, the non-money market Portfolios utilized forward contracts as a hedge in connection with portfolio purchases and sales of securities denominated in foreign currencies and the Global Discovery Portfolio and the International Portfolio utilized forward contracts as a hedge against changes in exchange rates relating to foreign currency denominated assets.

Forward contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain/loss is recorded daily. Forward contracts having the same settlement date and broker are offset and any gain
(loss) is realized on the date of offset; otherwise, gain (loss) is realized on settlement date. Realized and unrealized gains and losses which represent the difference between the value of the forward contract to buy and the forward contract to sell are included in net realized and unrealized gain (loss) from foreign currency related transactions.

Certain risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their contracts. Additionally, when utilizing forward contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.

REPURCHASE AGREEMENTS. The Fund on behalf of each Portfolio may enter into repurchase agreements with U.S. and foreign banks and broker/dealers whereby the Fund, through its custodian, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value, depending on the maturity of the repurchase agreement and the underlying collateral, is equal to at least 100.5% of the resale price.

FEDERAL INCOME TAXES. Each Portfolio is treated as a single corporate taxpayer as provided for in the Internal Revenue Code of 1986, as amended. It is each Portfolio's policy to comply with the requirements of the Internal Revenue Code which are applicable to regulated investment companies and to distribute all of its investment company taxable income to the separate accounts of the Participating Insurance Companies which hold its shares. Accordingly, the Portfolios paid no federal income taxes and no provision for federal income taxes was required.

DISTRIBUTION OF INCOME AND GAINS. All of the net investment income of the Money Market Portfolio is declared as a dividend to shareholders of record as of the close of business each day and is paid to shareholders monthly. Dividends from the Bond Portfolio, Balanced Portfolio, Growth and Income Portfolio, and the Capital Growth Portfolio are declared and paid quarterly in April, July, October and January. All of the net investment income of the Global Discovery Portfolio and the International Portfolio normally will be declared and distributed as a dividend annually. During any particular year, net realized gains from investment transactions for each Portfolio, in excess of available capital loss carryforwards, would be taxable to the Portfolio if not distributed and, therefore, will be distributed to the Participating Insurance Companies.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles. The differences primarily relate to investments in forward contracts, passive foreign investment companies, post October loss deferral, non-taxable distributions, and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Portfolios may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of each Portfolio.

The Portfolios use the specific identification method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

---
76

NOTES TO FINANCIAL STATEMENTS
-----------------------------------------------------------------------------
EXPENSES. Each Portfolio is charged for those expenses which are directly attributable to it, such as management fees and custodian fees, while other expenses (reports to shareholders, legal and audit fees) are allocated based on relative net asset value among the Portfolios.

OTHER. Investment security transactions are accounted for on a trade date basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. All original issue discounts are accreted for both tax and financial reporting purposes.

B. RELATED PARTIES
-----------------------------------------------------------------------------
Under the Fund's Investment Advisory Agreement (the "Agreement") with Scudder, Stevens and Clark, Inc. (the "Adviser"), the Fund agrees to pay the Adviser a fee, based on average daily net assets, equal to an annual rate of 0.37% for the Money Market Portfolio, 0.475% for the Bond Portfolio, 0.475% for the Balanced Portfolio, 0.475% for the Growth and Income Portfolio, 0.475% for the Capital Growth Portfolio, 0.975% for the Global Discovery Portfolio, and 0.875% for the International Portfolio.

The Trustees authorized the Fund on behalf of each Portfolio to pay Scudder Fund Accounting Corp., a subsidiary of the Adviser, for determining the daily net asset value per share and maintaining the portfolio and general accounting records of the Fund.

Related fees for such services are detailed in each Portfolio's statement of operations.

Until May 1, 1996, for a period of five years from the date of execution of a Participation Agreement with the Fund, and from year to year thereafter as agreed by the Fund and the Participating Insurance Companies, each of the Participating Insurance Companies had agreed to reimburse the Fund to the extent that the annual operating expenses of any Portfolio of the Fund, other than the Global Discovery Portfolio and the International Portfolio, exceeded three-quarters of one percent (0.75 of 1%) of that Portfolio's average annual net assets. The Participating Insurance Companies had agreed to reimburse the Fund to the extent that such expenses of the International Portfolio exceeded one and one-half percent (1.50 of 1%) of the Portfolio's average annual net assets. The Trustees of the Fund approved a new form of Participation Agreement effective May 1, 1996, which no longer requires the Participating Insurance Companies to reimburse the Fund as described above. Until April 30, 1998, the Adviser has agreed to waive part or all of its fees for the Global Discovery Portfolio to the extent that the Portfolio's expenses will be maintained at 1.50% of average annual net assets.

The Fund pays each Trustee not affiliated with the Adviser and not a Trustee of other Scudder affiliated funds $14,000 annually plus specified amounts for attended board and committee meetings. The Fund pays each Trustee not affiliated with the Adviser and who is a Trustee of other Scudder affiliated funds $8,750 annually plus specified amounts for attended board and committee meetings. Allocated Trustees' fees for each Portfolio for the six months ended June 30, 1996 are detailed in each Portfolio's statement of operations.

C. LINES OF CREDIT
-----------------------------------------------------------------------------
The International Portfolio and several other Funds (the "Participants") share in a $500 million revolving credit facility for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated among each of the Participants. Interest is calculated based on the market rates at the time of the borrowing. The International Portfolio may borrow up to a maximum of 25 percent of its net assets under the agreement. In addition, the International Portfolio also maintains an uncommitted line of credit.


                                                                             ---

 Celebrating Over 75 Years of Serving Investors
 ------------------------------------------------------------------------------


               Established in 1919 by Theodore Scudder, Sidney Stevens, and F. Haven Clark, Scudder, Stevens & Clark was the first independent investment counsel firm in the United States. Since its birth, Scudder's pioneering spirit and commitment to professional long-term investment management have helped shape the investment industry. In 1928, we introduced the nation's first no-load mutual fund. Today we offer 39 pure no load(TM) funds, including the first international mutual fund offered to U.S. investors.


               Over the years, Scudder's global investment perspective and dedication to research and fundamental investment disciplines have helped Scudder become one of the largest and most respected investment managers in the world. Though times have changed since our beginnings, we remain committed to our long-standing principles: managing money with integrity and distinction; keeping the interests of our clients first; providing access to investments and markets that may not be easily available to individuals; and making investing as simple and convenient as possible through friendly, comprehensive service.



An investment in the Money Market Portfolio is neither insured nor guaranteed by the United States Government and there can be no assurance that the Portfolio will be able to maintain a stable net asset value of $1.00 per share.

This information must be preceded or accompanied by a current prospectus.

Portfolio changes should not be considered recommendations for action by individual investors.

                      SCUDDER VARIABLE LIFE INVESTMENT FUND

                            PART C. OTHER INFORMATION
                            -------------------------

Item 24.          Financial Statements and Exhibits
--------          ---------------------------------
                  a.       Financial Statements

                           Included in Part A of this Registration Statement:

                                    Financial Highlights for: the period July
                                    16, 1985 (commencement of operations) to June 30, 1986, the six months ended December
                                    31, 1986, the nine years ended December 31, 1995 and the six months ended June 30, 1996 for the Money Market Portfolio, the Bond
                                    Portfolio, the Capital Growth Portfolio and the Balanced Portfolio; the period May 2,
                                    1994 (commencement of operations) to
                                    December 31, 1994 and for the one year ended
                                    December 31, 1995 and the six months ended
                                    June 30, 1996 for the Growth and Income
                                    Portfolio; the period May 1, 1987
                                    (commencement of operations) to December 31, 1987 and the eight years ended December 31, 1995 and the six months ended June 30, 1996 for the International Portfolio; the period of May 1, 1996 (commencement of operations) to June 30, 1996 for Global Discovery
                                    Portfolio.
                                    (Filed herein).

                           Included in Part B of this Registration Statement:

                                    Investment Portfolios as of June 30, 1996.
                                    Statements of Assets and Liabilities as of June 30, 1996.

                                    Statements of Operations for the six months ended June 30, 1996.
                                    Statements of Changes in Net Assets for the year ended December 31, 1995 and the six months ended June 30, 1996.
                                    Financial Highlights for: the period
                                    July 16, 1985 (commencement of operations) to June 30, 1986, the six months ended
                                    December 31, 1986 and the nine years ended
                                    December 31, 1995 and the six months ended
                                    June 30, 1996 for the Money Market
                                    Portfolio, the Bond Portfolio, the Capital
                                    Growth Portfolio and the Balanced Portfolio;
                                    the period May 2, 1994 (commencement of
                                    operations) to December 31, 1995 and the six months ended June 30, 1996 for the Growth and Income Portfolio; the period
                                    May 1, 1987 (commencement of operations) to December 31, 1987 and the eight years ended December 31, 1995 and the six months ended June 30, 1996 for the International
                                    Portfolio.
                                    Notes to Financial Statements are filed
                                    herein.

                                    For Global Discovery Portfolio:

                                    Investment Portfolio as of June 30, 1996.
                                    Statement of Assets and Liabilities as of June 30, 1996. Statement of Operations for the period May 1, 1996 (commencement of operations) to June 30, 1996. Statement of
                                    Changes in Net Assets for the period May 1,
                                    1996 (commencement of operations) to June
                                    30, 1996. Financial Highlights for the
                                    period of May 1, 1996 (commencement of
                                    operations) to June 30, 1996. Notes to
                                    Financial Statements are filed herein.

                           Statements, schedules and historical information other than those listed above have been omitted since they are either not applicable or are not required.

                                Part C - Page 1

                   b.        Exhibits:

                             1.    (a)        Declaration of Trust of the Registrant dated March 15, 1985.
                                              (Previously filed as Exhibit (a) to Pre-Effective Amendment No. 4 to this Registration Statement.)

                                   (b)        Amendment to the Declaration of Trust dated March 10, 1988.
                                              (Previously filed as Exhibit 1(b) to Post-Effective Amendment No. 9 to this Registration Statement.)

                                   (c)        Establishment and Designation of Series of Shares of Beneficial
                                              Interest, without Par Value.
                                              (Previously filed as Exhibit 1(b) to Pre-Effective Amendment No. 4 to this Registration Statement.)

                                   (d)        Establishment and Designation of Series of Shares of Beneficial
                                              Interest, without Par Value.
                                              (Previously filed as Exhibit 1(c) to Post-Effective Amendment No. 2 to this Registration Statement.)

                                   (e)        Establishment and Designation of Series of Shares of Beneficial
                                              Interest, without Par Value, with respect to the Managed International
                                              Portfolio.
                                              (Previously filed as Exhibit 1(d) to Post-Effective Amendment No. 7 to this Registration Statement.)

                                   (f)        Amended Establishment and Designation of Series of Shares of
                                              Beneficial Interest, without Par Value dated April 15, 1988.
                                              (Previously filed as Exhibit 1(f) to Post-Effective Amendment No. 9 to this Registration Statement.)

                                   (g)        Amended Establishment and Designation of Series of Shares of
                                              Beneficial Interest, without Par Value dated April 30, 1993.
                                              (Previously filed as Exhibit 1(g) to Post-Effective Amendment No. 13 to this Registration Statement.)

                                   (h)        Abolition of Series.
                                              (Previously filed as Exhibit 1(h) to Post-Effective Amendment No. 13 to this Registration Statement.)

                                   (i)        Amended Establishment and Designation of Series of Shares of
                                              Beneficial Interest, without Par Value, with respect to the Growth and
                                              Income Portfolio dated February 11, 1994.
                                              (Previously filed as Exhibit 1(i) to Post-Effective Amendment No. 14 to this Registration Statement.)

                             2.    (a)        By-Laws of the Registrant dated March 15, 1985.
                                              (Previously filed as Exhibit 2 to Pre-Effective Amendment No. 4 to this Registration Statement.)

                                   (b)        Amendment to the By-Laws of the Registrant dated November 13, 1991.
                                              (Previously filed as Exhibit 2(b) to Post-Effective Amendment No. 12 to this Registration Statement.)

                             3.    Inapplicable.

                                Part C - Page 2

                             4.    Inapplicable.

                             5.    (a)        Investment Advisory Agreement between the Registrant and Scudder,
                                              Stevens & Clark Ltd. dated November 14, 1986.
                                              (Previously filed as Exhibit 5(a) to Post-Effective Amendment No. 5 to this Registration Statement.)

                                   (b)        Investment Advisory Agreement between the Registrant and Scudder,
                                              Stevens & Clark, Inc. with respect to the Managed International
                                              Portfolio.
                                              (Previously filed as Exhibit 5(b) to Post-Effective Amendment No. 8 to this Registration Statement.)

                                   (c)        Investment Advisory Agreement between the Registrant and Scudder,
                                              Stevens & Clark, Inc. with respect to the Growth and Income Portfolio dated May 1, 1994.
                                              (Previously filed as Exhibit 5(c) to Post-Effective Amendment No. 15 to this Registration Statement.)

                                   (d)        Form of an Investment Advisory Agreement between the Registrant and
                                              Scudder, Stevens & Clark, Inc. with respect to the Global Discovery
                                              Portfolio dated May 1,1996.
                                              (Previously filed as Exhibit 5(d) to Post-Effective Amendment No. 17 to this Registration Statement.)

                                   (d)(1)     An Investment Advisory Agreement between the Registrant and Scudder,
                                              Stevens & Clark, Inc. with respect to the Global Discovery Portfolio dated May 1, 1996.
                                              (Incorporated by reference to Exhibit 5(d)1 to Post-Effective
                                              Amendment No. 19 to this Registration Statement.)

                             6.    (a)        Underwriting Agreement between the Registrant and Scudder Investor
                                              Services, Inc., dated July 12, 1985.
                                              (Previously filed as Exhibit 6(a) to Post-Effective Amendment No. 1 to this Registration Statement.)

                                   (b)        Participating Contract and Policy Agreement between Scudder Investor
                                              Services, Inc. and Participating Insurance Companies.
                                              (Previously filed as Exhibit 6(b) to Post-Effective Amendment No. 1 to this Registration Statement).

                                   (c)        Participating Contract and Policy Agreement between Scudder Investor
                                              Services, Inc. and Carillon Investments, Inc. dated February 18, 1992.
                                              (Previously filed as Exhibit 6(c) to Post-Effective Amendment No. 13 to this Registration Statement.)

                                   (d)        Participating Contract and Policy Agreement between Scudder Investor
                                              Services, Inc. and AEtna Life Insurance and Annuity Company dated
                                              April 27, 1992.
                                              (Previously filed as Exhibit 6(d) to Post-Effective Amendment No. 13 to this Registration Statement.)

                                   (e)        Participating Contract and Policy Agreement between Scudder Investor
                                              Services, Inc. and PNMR Securities, Inc. dated December 1, 1992.

                                Part C - Page 3

                                              (Previously filed as Exhibit 6(e) to Post-Effective Amendment No. 13 to this Registration Statement.)

                                   (f)        Prototype Participating Contract and Policy Agreement.
                                              (Previously filed as Exhibit 6(f) to Post-Effective Amendment No. 14 to this Registration Statement.)

                             7.    Inapplicable.

                             8.    (a)        Custodian Contract between the Registrant and State Street Bank and
                                              Trust Company dated August 22, 1985.
                                              (Previously filed as Exhibit 8(a) to Post-Effective Amendment No. 1 to this Registration Statement.)

                                   (b)        Fee schedule for Exhibit 8(a).
                                              (Previously filed as Exhibit 8(b) to Post-Effective Amendment No. 9 to this Registration Statement.)

                                   (c)        Amendment to the Custodian Contract dated February 17, 1987
                                              (Previously filed as Exhibit 8(c) to Post-Effective Amendment No. 9 to this Registration Statement.)

                                   (d)        Amendment to the Custodian Contract dated February 17, 1987.
                                              (Previously filed as Exhibit 8(d) to Post-Effective Amendment No. 9 to this Registration Statement.)

                                   (e)        Amendment to the Custodian Contract dated August 13, 1987.
                                              (Previously filed as Exhibit 8(e) to Post-Effective Amendment No. 9 to this Registration Statement.)

                                   (f)        Amendment to the Custodian Contract dated August 12, 1988.
                                              (Previously filed as Exhibit 8(f) to Post-Effective Amendment No. 9 to this Registration Statement.)

                                   (g)        Amendment to the Custodian Contract dated August 9, 1991.
                                              (Previously filed as Exhibit 8(g) to Post-Effective Amendment No. 12 to this Registration Statement.)

                                   (h)        Fee Schedule for Exhibit 8(a).
                                              (Previously filed as Exhibit 8(h) to Post-Effective Amendment No. 15 to this Registration Statement.)

                             9.    (a)(1)     Transfer, Dividend Disbursing and Plan Agency Agreement between the
                                              Registrant and State Street Bank and Trust Company dated July 12, 1985.
                                              (Previously filed as Exhibit 9(a)(1) to Post-Effective Amendment No. 1 to this Registration Statement.)

                                   (a)(2)     Fee schedule for Exhibit 9(a)(1).
                                              (Previously filed as Exhibit 9(a)(2) to Post-Effective Amendment No. 1 to this Registration Statement.)

                                   (a)(3)     Transfer Agency and Service Agreement between the Registrant and
                                              Scudder Service Corporation dated April 6, 1992.
                                              (Previously filed as Exhibit 9(a)(3) to Post-Effective Amendment No.
                                              13 to this Registration Statement.)

                                Part C - Page 4


                                   (b)(1)     Participation Agreement between the Registrant and Security Equity
                                              Life Insurance Company dated September 10, 1985.
                                              (Previously filed as Exhibit 9(b) to Post-Effective Amendment No. 1 to this Registration Statement.)

                                   (b)(2)     Amendment to Participation Agreement between the Registrant and
                                              Security Equity Life Insurance Company dated July 21, 1987.
                                              (Previously filed as Exhibit 9(b)(2) to Post-Effective Amendment No. 8 to this Registration Statement.)

                                   (c)(1)     Participation Agreement between the Registrant and Charter National
                                              Life Insurance Company dated June 9, 1986.
                                              (Previously filed as Exhibit 9(c)(1) to Post- Effective Amendment No.
                                              8 to this Registration Statement.)

                                   (c)(2)     Amendment to Participation Agreement between the Registrant and
                                              Charter National Life Insurance Company dated July 20, 1987.
                                              (Previously filed as Exhibit 9(c)(2) to Post- Effective Amendment No.
                                              8 to this Registration Statement.)

                                   (c)(3)     Amendment to Participation Agreement between the Registrant and
                                              Charter National Life Insurance Company dated May 2, 1988.
                                              (Previously filed as Exhibit 9(c)(3) to Post-Effective Amendment No. 9 to this Registration Statement.)

                                   (c)(4)     Amendment to Participation Agreement between the Registrant and
                                              Charter National Life Insurance Company dated June 30, 1991.
                                              (Previously filed as Exhibit 9(c)(4) to Post-Effective Amendment No.
                                              12 to this Registration Statement.)

                                   (c)(5)     Participation Agreement between the Registrant and The Union Central
                                              Life Insurance Company dated February 18, 1992.
                                              (Previously filed as Exhibit 9(c)(5) to Post-Effective Amendment No.
                                              13 to this Registration Statement.)

                                   (c)(6)     Participation Agreement between the Registrant and AEtna Life
                                              Insurance and Annuity Company dated April 27, 1992.
                                              (Previously filed as Exhibit 9(c)(6) to Post-Effective Amendment No.
                                              13 to this Registration Statement.)

                                   (c)(7)     Participation Agreement between the Registrant and Safeco Life
                                              Insurance Companies dated December 31, 1992.
                                              (Previously filed as Exhibit 9(c)(7) to Post-Effective Amendment No.
                                              13 to this Registration Statement.)

                                   (c)(8)     Prototype Participation Agreement - Form A.
                                              (Previously filed as Exhibit 9(c)(8) to Post-Effective Amendment No.
                                              14 to this Registration Statement.)

                                   (c)(9)     Prototype Participation Agreement - Form B.
                                              (Previously filed as Exhibit 9(c)(9) to Post-Effective Amendment No.
                                              14 to this Registration Statement.)

                                   (c)(10)    First Amendment to the Fund Participation Agreement between
                                              AEtna Life Insurance and Annuity Company and the Fund dated
                                              February 19, 1993.


                                Part C - Page 5

                                              (Previously filed as Exhibit 9(c)(10) to Post-Effective Amendment No.
                                              14 to this Registration Statement.)

                                   (c)(11)    Second Amendment to the Fund Participation Agreement between
                                              AEtna Life Insurance and Annuity Company and the Fund dated August
                                              13, 1993.
                                              (Previously filed as Exhibit 9(c)(11) to Post-Effective
                                              Amendment No. 14 to this Registration Statement.)

                                   (c)(12)    First Amendment to the Participation Agreement between
                                              Mutual of America Life Insurance Company, The American Life
                                              Insurance Company of New York and the Fund dated August 13, 1993.
                                              (Previously filed as Exhibit 9(c)(12) to Post-Effective
                                              Amendment No. 14 to this Registration Statement.)

                                   (c)(13)    First Amendment to the Participation Agreement between The Union
                                              Central Life Insurance Company and the Fund dated September 30, 1993.
                                              (Previously filed as Exhibit 9(c)(13) to Post-Effective Amendment No.
                                              14 to this Registration Statement.)

                                   (c)(14)    Participation Agreement between the Registrant and American Life
                                              Assurance Corporation dated May 3, 1993.
                                              (Previously filed as Exhibit 9(c)(14) to Post-Effective Amendment No.
                                              16 to this Registration Statement).

                                   (c)(15)    Participation Agreement between the Registrant and AUSA Life Insurance
                                              Company, Inc. dated October 21, 1993.
                                              (Previously filed as Exhibit 9(c)(15) to Post-Effective Amendment No.
                                              16 to this Registration Statement).

                                   (c)(16)    Participation Agreement between the Registrant and Banner Life
                                              Insurance Company dated January 18, 1990.
                                              (Previously filed as Exhibit 9(c)(16) to Post-Effective Amendment No.
                                              16 to this Registration Statement).

                                   (c)(17)    Participation Agreement between the Registrant and Banner Life
                                              Insurance Company dated January 18, 1995.
                                              (Previously filed as Exhibit 9(c)(17) to Post-Effective Amendment No.
                                              16 to this Registration Statement).

                                   (c)(18)    Participation Agreement between the Registrant and Fortis Benefits
                                              Insurance Company dated June 1, 1994.
                                              (Previously filed as Exhibit 9(c)(18) to Post-Effective Amendment No.
                                              16 to this Registration Statement).

                                   (c)(19)    Participation Agreement between the Registrant and Lincoln Benefit
                                              Life Company dated December 30, 1993.
                                              (Previously filed as Exhibit 9(c)(19) to Post-Effective Amendment No.
                                              16 to this Registration Statement).

                                   (c)(20)    Participation Agreement between the Registrant and Charter National
                                              Life Insurance Company dated September 3, 1993.
                                              (Previously filed as Exhibit 9(c)(20)to Post-Effective Amendment No.
                                              16 to this Registration Statement).

                                Part C - Page 6


                                   (c)(21)    Participation Agreement between the Registrant and Mutual of America
                                              Life Insurance Company dated December 30, 1988.
                                              (Previously filed as Exhibit 9(c)(21) to Post-Effective Amendment No.
                                              16 to this Registration Statement).

                                   (c)(22)    First Amendment to Participation Agreement between the Registrant and
                                              Mutual of America Life Insurance Company dated August 13, 1993.
                                              (Previously filed as Exhibit 9(c)(22) to Post-Effective Amendment No.
                                              16 to this Registration Statement).

                                   (c)(23)    Participation Agreement between the Registrant and Mutual of America
                                              Life Insurance Company dated December 30, 1988.
                                              (Previously filed as Exhibit 9(c)(23) to Post-Effective Amendment No.
                                              16 to this Registration Statement).

                                   (c)(24)    First Amendment to Participation Agreement between the Registrant and
                                              Mutual of America Life Insurance Company dated August 13, 1993.
                                              (Previously filed as Exhibit 9(c)(24) to Post-Effective Amendment No.
                                              16 to this Registration Statement).

                                   (c)(25)    Participation Agreement between the Registrant and Mutual of America
                                              Life Insurance Company dated December 30, 1993.
                                              (Previously filed as Exhibit 9(c)(25) to Post-Effective Amendment No.
                                              16 to this Registration Statement).

                                   (c)(26)    Participation Agreement between the Registrant and Paragon Life
                                              Insurance Company dated April 30, 1993.
                                              (Previously filed as Exhibit 9(c)(26) to Post-Effective Amendment No.
                                              16 to this Registration Statement).

                                   (c)(27)    Participation Agreement between the Registrant and Provident Mutual
                                              Life Insurance Company of Philadelphia dated July 21, 1993.
                                              (Previously filed as Exhibit 9(c)(27) to Post-Effective Amendment No.
                                              16 to this Registration Statement).

                                   (c)(28)    Participation Agreement between the Registrant and United of Omaha
                                              Life Insurance Company dated May 15, 1994.
                                              (Previously filed as Exhibit 9(c)(28) to Post-Effective Amendment No.
                                              16 to this Registration Statement).

                                   (c)(29)    First Amendment to the Participation Agreement between the Registrant and United of Omaha Life Insurance Company dated January 23, 1995.
                                              (Previously filed as Exhibit 9(c)(29) to Post-Effective Amendment No.
                                              16 to this Registration Statement).

                                   (c)(30)    Participation Agreement between the Registrant and USAA Life
                                              Insurance Company dated February 3, 1995.
                                              (Previously filed as Exhibit 9(c)(30) to Post-Effective Amendment No.
                                              16 to this Registration Statement).

                                   (c)(31)    Amendment to the Participation Agreement, the Reimbursement Agreement
                                              and the Participating Contract and Policy Agreement dated February 3,
                                              1995.


                                Part C - Page 7

                                              (Previously filed as Exhibit 9(c)(31) to Post-Effective Amendment No.
                                              16 to this Registration Statement).

                                   (d)        Accounting Services Agreement between the Registrant and Scudder
                                              Investor Services, Inc. dated August 1, 1989.
                                              (Previously filed as Exhibit 9(d) to Post-Effective Amendment No. 15 to this Registration Statement.)

                                   (e)(1)     Fund Accounting Services Agreement between the Registrant, on behalf of the Money Market Portfolio, and Scudder Fund Accounting Corporation
                                              dated October 1, 1994.
                                              (Previously filed as Exhibit 9(e)(1) to Post-Effective Amendment No.
                                              15 to this Registration Statement.)

                                   (e)(2)     Fund Accounting Services Agreement between the Registrant, on behalf of the Bond Portfolio, and Scudder Fund Accounting Corporation dated
                                              October 1, 1994.
                                              (Previously filed as Exhibit 9(e)(2) to Post-Effective Amendment No.
                                              15 to this Registration Statement.)

                                   (e)(3)     Fund Accounting Services Agreement between the Registrant, on behalf of the Balanced Portfolio, and Scudder Fund Accounting Corporation
                                              dated October 1, 1994.
                                              (Previously filed as Exhibit 9(e)(3) to Post-Effective Amendment No.
                                              15 to this Registration Statement.)

                                   (e)(4)     Fund Accounting Services Agreement between the Registrant, on behalf of the Growth and Income Portfolio, and Scudder Fund Accounting
                                              Corporation dated October 1, 1994.
                                              (Previously filed as Exhibit 9(e)(4) to Post-Effective Amendment No.
                                              15 to this Registration Statement.)

                                   (e)(5)     Fund Accounting Services Agreement between the Registrant, on behalf of the Capital Growth Portfolio, and Scudder Fund Accounting
                                              Corporation dated October 1, 1994.
                                              (Previously filed as Exhibit 9(e)(5) to Post-Effective Amendment No.
                                              15 to this Registration Statement.)

                                   (e)(6)     Fund Accounting Services Agreement between the Registrant, on behalf of the International Portfolio, and Scudder Fund Accounting
                                              Corporation dated October 1, 1994.
                                              (Previously filed as Exhibit 9(e)(6) to Post-Effective Amendment No.
                                              15 to this Registration Statement.)

                             10.   Opinion of counsel.
                                   (Incorporated by reference to Exhibit 10 to Post-Effective Amendment No. 19 to
                                   this Registration Statement.)

                             11.   (a)        Consent of independent accountants, on behalf of Global Discovery
                                              Portfolio.
                                              (Incorporated by reference to Exhibit 11(a) to Post-Effective
                                              Amendment No. 19 to this Registration Statement.)

                             11.   (b)        Consent of independent accountants, on behalf of Money Market
                                              Portfolio, Bond Portfolio, Balanced Portfolio, Growth and Income
                                              Portfolio, Capital Growth Portfolio and International Portfolio.

                                Part C - Page 8

                                              (Incorporated by reference to Exhibit 11(b) to Post-Effective
                                              Amendment No. 19 to this Registration Statement.)

                             12.   Inapplicable.

                             13.   Inapplicable.

                             14.   Inapplicable.

                             15.   Form of Master Distribution Plan for Class B shares pursuant to Rule 12b-1 dated
                                   February 9, 1996.
                                   (Previously filed as Exhibit 15 to Post-Effective Amendment No. 18 to this
                                   Registration Statement.)

                             16.   Schedule of Computation of Performance Calculation.
                                   (Previously filed as Exhibit 16 to Post-Effective Amendment No. 9 to Registration
                                   Statement.)

                             17.   Inapplicable.



Item 25.          Persons Controlled by or under Common Control with Registrant
--------          -------------------------------------------------------------

                  As of December 31, 1995, 48.6% of the outstanding shares of beneficial interest of the Registrant are owned by Charter National Life Insurance Company of Missouri ("CNL"). CNL is a wholly-owned subsidiary of Leucadia National Corporation. Leucadia National Corporation is a New York corporation.


Item 26.          Number of Holders of Securities (as of October 15, 1996)
--------          --------------------------------------------------------

                                  (1)                                                    (2)
                            Title of Class                                      Number of Shareholders

                   Shares of beneficial interest,
                   of no par value
                   Money Market Portfolio                                                (7)

                   Shares of beneficial interest,
                   of no par value
                   Bond Portfolio                                                        (9)

                   Shares of beneficial interest,
                   of no par value
                   Balanced Portfolio                                                    (6)

                   Shares of beneficial interest,
                   of no par value
                   Growth and Income Portfolio                                           (5)

                   Shares of beneficial interest,
                   of no par value
                   Capital Growth Portfolio                                              (7)

                   Shares of beneficial interest,
                   of no par value
                   International Portfolio                                               (13)


                                Part C - Page 9

Item 27.          Indemnification.
--------          ----------------

                  A policy of insurance covering Scudder, Stevens & Clark, Inc., its subsidiaries including Scudder Investor Services, Inc., and all of the registered investment companies advised by Scudder, Stevens & Clark, Inc. insures the Registrant's Trustees and officers and others against liability arising by reason of an alleged breach of duty caused by any negligent act, error or accidental omission in the scope of their duties.

                           Article IV, Sections 4.1 - 4.3 of Registrant's Declaration of Trust provide as follows:

                           Section 4.1. No Personal Liability of Shareholders, Trustees, etc. No Shareholder shall be subject to any personal liability whatsoever to any Person in connection with Fund Property or the acts, obligations or affairs of the Fund. No Trustee, officer, employee or agent of the Fund shall be subject to any personal liability whatsoever to any Person, other than to the Fund or its Shareholders, in connection with Fund Property or the affairs of the Fund, save only that arising from bad faith, willful misfeasance, gross negligence or reckless disregard of his duties with respect to such Person; and all such Persons shall look solely to the Fund Property for satisfaction of claims of any nature arising in connection with the affairs of the Fund. If any Shareholder, Trustee, officer, employee, or agent, as such, of the Fund, is made a party to any suit or proceeding to enforce any such liability of the Fund, he shall not, on account thereof, be held to any personal liability. The Fund shall indemnify and hold each Shareholder harmless from and against all claims and liabilities, to which such Shareholder may become subject by reason of his being or having been a Shareholder, and shall reimburse such Shareholder for all legal and other expenses reasonably incurred by him in connection with any such claim or liability. The rights accruing to a Shareholder under this Section 4.l shall not exclude any other right to which such Shareholder may be lawfully entitled, nor shall anything herein contained restrict the right of the Fund to indemnify or reimburse a Shareholder in any appropriate situation even though not specifically provided herein.

                           Section 4.2. Non-Liability of Trustees, etc. No Trustee, officer, employee or agent of the Fund shall be liable to the Fund, its Shareholders, or to any Shareholder, Trustee, officer, employee, or agent thereof for any action or failure to act (including without limitation the failure to compel in any way any former or acting Trustee to redress any breach of trust) except for his own bad faith, willful misfeasance, gross negligence or reckless disregard of the duties involved in the conduct of his office.

                           Section 4.3 Mandatory Indemnification. (a) Subject to the exceptions and limitations contained in paragraph
                           (b) below:

                                    (i)     every person who is, or has been, a
                                            Trustee or officer of the Fund shall
                                            be indemnified by the Fund to the
                                            fullest extent permitted by law
                                            against all liability and against
                                            all expenses reasonably incurred or
                                            paid by him in connection with any
                                            claim, action, suit or proceeding in
                                            which he becomes involved as a party
                                            or otherwise by virtue of his being
                                            or having been a Trustee or officer
                                            and against amounts paid or incurred
                                            by him in the settlement thereof;

                                    (ii)    the words "claim," "action," "suit,"
                                            or "proceeding" shall apply to all
                                            claims, actions, suits or
                                            proceedings (civil, criminal, or
                                            other, including appeals), actual or
                                            threatened; and the words
                                            "liability" and "expenses" shall
                                            include, without limitation,
                                            attorneys' fees, costs, judgments,
                                            amounts paid in settlement, fines,
                                            penalties and other liabilities.

                                Part C - Page 10

                           (b)      No indemnification shall be provided hereunder to a Trustee or officer:

                                    (i)     against any liability to the Fund or the Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

                                    (ii)    with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of the Fund;

                                    (iii)   in the event of a settlement or other disposition not involving a final adjudication as provided in paragraph (b)(i) resulting in a payment by a Trustee or officer, unless there has been a
                                            determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

                                            (A)      by the court or other body approving the settlement or other disposition; or

                                            (B)      based upon a review of readily available facts (as
                                                     opposed to a full trial-type inquiry) by (x)
                                                     vote of a majority of the Disinterested Trustees
                                                     acting on the matter (provided that a majority
                                                     of the Disinterested Trustees then in office act
                                                     on the matter) or (y) written opinion of
                                                     independent legal counsel.

                           (c)      The rights of indemnification herein provided may be insured against by policies maintained by the Fund, shall be severable, shall not affect any other rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors, administrators and assigns of such a person.
                                    Nothing contained herein shall affect any rights to indemnification to which personnel of the Fund other than Trustees and officers may be entitled by contract or otherwise under law.

                           (d)      Expenses of preparation and presentation of a defense to any claim, action, suit, or proceeding of the character described in paragraph (a) of this Section 4.3 shall be advanced by the Fund prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient, to repay such amount if it is ultimately determined that he is not entitled to indemnification under this
                                    Section 4.3, provided that either:

                                    (i)     such undertaking is secured by a surety bond or some other appropriate security provided by the recipient, or the Fund shall be insured against losses arising out of any such advances; or

                                    (ii)    a majority of the Disinterested Trustees acting on the matter
                                            (provided that a majority of the Disinterested Trustees act on the matter) or an independent legal counsel in a written opinion shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

                           As used in this Section 4.3, a "Disinterested Trustee" is one who is not (i) an "Interested Person"
                           of the Trust (including anyone who has been exempted from being an "Interested Person" by any rule, regulation or order of the Commission), or (ii) involved in the claim, action, suit or proceeding.

                                Part C - Page 11

Item 28.          Business or Other Connections of Investment Adviser
--------          ---------------------------------------------------

                  The Adviser has stockholders and employees who are denominated officers but do not as such have corporation-wide responsibilities. Such persons are not considered officers for the purpose of this Item 28.

                           Business and Other Connections of Board
           Name            of Directors of Registrant's Adviser
           ----            ------------------------------------

Stephen R. Beckwith        Director, Vice President, Assistant Treasurer, Chief Operating Officer & Chief
                                 Financial Officer, Scudder, Stevens & Clark, Inc. (investment adviser)**

Lynn S. Birdsong           Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Supervisory Director, The Latin America Income and Appreciation Fund N.V. (investment company) +
                           Supervisory Director, The Venezuela High Income Fund N.V. (investment company) xx
                           Supervisory Director, Scudder Mortgage Fund (investment company)+
                           Supervisory Director, Scudder Floating Rate Funds for Fannie Mae  Mortgage Securities I
                                 & II (investment company) +
                           Director, Scudder, Stevens & Clark (Luxembourg) S.A. (investment manager) #
                           Trustee, Scudder Funds Trust (investment company)*
                           President & Director, The Latin America Dollar Income Fund, Inc.  (investment company)**
                           President & Director, Scudder World Income Opportunities Fund, Inc.  (investment company)**
                           Director, Canadian High Income Fund (investment company)#
                           Director, Hot Growth Companies Fund (investment company)#
                           President, The Japan Fund, Inc. (investment company)**
                           Director, Sovereign High Yield Investment Company (investment company)+

Nicholas Bratt             Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           President & Director, Scudder New Europe Fund, Inc. (investment company)**
                           President & Director, The Brazil Fund, Inc. (investment company)**
                           President & Director, The First Iberian Fund, Inc. (investment company)**
                           President & Director, Scudder International Fund, Inc.  (investment company)**
                           President & Director, Scudder Global Fund, Inc. (President on all series except Scudder
                                 Global Fund) (investment company)**
                           President & Director, The Korea Fund, Inc. (investment company)**
                           President & Director, Scudder New Asia Fund, Inc. (investment company)**
                           President, The Argentina Fund, Inc. (investment company)**
                           Vice President, Scudder, Stevens & Clark Corporation (Delaware) (investment adviser)**
                           Vice President, Scudder, Stevens & Clark Japan, Inc. (investment adviser)###
                           Vice President, Scudder, Stevens & Clark of Canada Ltd. (Canadian investment adviser)
                                 Toronto, Ontario, Canada
                           Vice President, Scudder, Stevens & Clark Overseas Corporation oo

E. Michael Brown           Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Trustee, Scudder GNMA Fund (investment company)*
                           Trustee, Scudder U.S. Treasury Fund (investment company)*
                           Trustee, Scudder Tax Free Money Fund (investment company)*
                           Assistant Treasurer, Scudder Investor Services, Inc. (broker/dealer)*
                           Director & President, Scudder Realty Holding Corporation (a real estate holding company)*
                           Director & President, Scudder Trust Company (a trust
                                 company)+++
                           Director, Scudder Trust (Cayman) Ltd.

                                Part C - Page 12

Mark S. Casady             Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Director & Vice President, Scudder Investor Services, Inc. (broker/dealer)*
                           Vice President, Scudder Service Corporation (in-house transfer agent)*
                           Director, SFA, Inc. (advertising agency)*

Linda C. Coughlin          Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Director & Senior Vice President, Scudder Investor Services, Inc. (broker/dealer)*
                           President & Trustee, AARP Cash Investment Funds  (investment company)**
                           President & Trustee, AARP Growth Trust (investment company)**
                           President & Trustee, AARP Income Trust (investment company)**
                           President & Trustee, AARP Tax Free Income Trust  (investment company)**
                           Director, SFA, Inc. (advertising agency)*

Margaret D. Hadzima        Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Assistant Treasurer, Scudder Investor Services, Inc. (broker/dealer)*

Jerard K. Hartman          Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Vice President, Scudder California Tax Free Trust (investment company)*
                           Vice President, Scudder Equity Trust (investment company)**
                           Vice President, Scudder Cash Investment Trust (investment company)*
                           Vice President, Scudder Fund, Inc. (investment company)**
                           Vice President, Scudder Global Fund, Inc. (investment company)**
                           Vice President, Scudder GNMA Fund (investment company)*
                           Vice President, Scudder Portfolio Trust (investment company)*
                           Vice President, Scudder Institutional Fund, Inc. (investment company)**
                           Vice President, Scudder International Fund, Inc. (investment company)**
                           Vice President, Scudder Investment Trust (investment company)*
                           Vice President, Scudder Municipal Trust (investment company)*
                           Vice President, Scudder Mutual Funds, Inc. (investment company)**
                           Vice President, Scudder New Asia Fund, Inc. (investment company)**
                           Vice President, Scudder New Europe Fund, Inc. (investment company)**
                           Vice President, Scudder Securities Trust (investment company)*
                           Vice President, Scudder State Tax Free Trust (investment company)*
                           Vice President, Scudder Funds Trust (investment company)**
                           Vice President, Scudder Tax Free Money Fund (investment company)*
                           Vice President, Scudder Tax Free Trust (investment company)*
                           Vice President, Scudder U.S. Treasury Money Fund (investment company)*
                           Vice President, Scudder Variable Life Investment Fund (investment company)*
                           Vice President, The Brazil Fund, Inc. (investment company)**
                           Vice President, The Korea Fund, Inc. (investment company)**
                           Vice President, The Argentina Fund, Inc. (investment company)**
                           Vice President & Director, Scudder, Stevens & Clark of Canada, Ltd. (Canadian
                                 investment adviser) Toronto, Ontario, Canada
                           Vice President, The First Iberian Fund, Inc. (investment company)**
                           Vice President, The Latin America Dollar Income Fund, Inc. (investment company)**
                           Vice President, Scudder World Income Opportunities Fund, Inc. (investment company)**

Richard A. Holt            Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Vice President, Scudder Variable Life Investment Fund (investment company)*

Dudley H. Ladd             Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Director, Scudder Global Fund, Inc. (investment company)**
                           Director, Scudder International Fund, Inc. (investment company)**
                           Senior Vice President & Director, Scudder Investor Services, Inc. (broker/dealer)*
                           President & Director, SFA, Inc. (advertising agency)*
                           Vice President & Trustee, Scudder Cash Investment Trust  (investment company)*

                                Part C - Page 13

                           Trustee, Scudder Investment Trust (investment company)*
                           Trustee, Scudder Portfolio Trust (investment company)*
                           Trustee, Scudder Municipal Trust (investment company)*
                           Trustee, Scudder Securities Trust (investment company)*
                           Trustee, Scudder State Tax Free Trust (investment company)*
                           Trustee, Scudder Equity Trust (investment company)**
                           Vice President, Scudder U.S. Treasury Money Fund  (investment company)*

John T. Packard            Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           President, Montgomery Street Income Securities, Inc. (investment company) o
                           Director, Scudder Realty Advisors, Inc. (realty investment adviser) x

Daniel Pierce              Chairman & Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Chairman & Director, Scudder New Europe Fund, Inc. (investment company)**
                           Trustee, Scudder California Tax Free Trust (investment company)*
                           President & Trustee, Scudder Equity Trust (investment company)**
                           Director, The First Iberian Fund, Inc. (investment company)**
                           President & Trustee, Scudder GNMA Fund (investment company)*
                           President & Trustee, Scudder Portfolio Trust (investment company)*
                           President & Trustee, Scudder Funds Trust (investment company)**
                           President & Director, Scudder Institutional Fund, Inc. (investment company)**
                           President & Director, Scudder Fund, Inc. (investment company)**
                           Chairman & Director, Scudder International Fund, Inc. (investment company)**
                           President & Trustee, Scudder Investment Trust (investment company)*
                           Vice President & Trustee, Scudder Municipal Trust (investment company)*
                           President & Director, Scudder Mutual Funds, Inc. (investment company)**
                           Director, Scudder New Asia Fund, Inc. (investment company)**
                           President & Trustee, Scudder Securities Trust (investment company)*
                           Trustee, Scudder State Tax Free Trust (investment company)*
                           Vice President & Trustee, Scudder Variable Life Investment Fund (investment company)*
                           Director, The Brazil Fund, Inc. (until 7/94) (investment company)**
                           Vice President & Assistant Treasurer, Montgomery Street Income Securities, Inc.
                                 (investment company)o
                           Chairman, Vice President & Director, Scudder Global Fund, Inc.  (investment company)**
                           Vice President, Director & Assistant Treasurer, Scudder Investor Services, Inc.
                                 (broker/dealer)*
                           President & Director, Scudder Service Corporation (in-house transfer agent)*
                           Chairman & President, Scudder, Stevens & Clark of Canada, Ltd. (Canadian investment adviser), Toronto, Ontario, Canada
                           President & Director, Scudder Precious Metals, Inc. xxx
                           Chairman & Director, Scudder Global Opportunities Funds (investment company) Luxembourg
                           Chairman, Scudder, Stevens & Clark, Ltd. (investment adviser) London, England
                           Director, Scudder Fund Accounting Corporation (in-house fund accounting agent)*
                           Director, Vice President & Assistant Secretary, Scudder Realty Holdings Corporation (a
                                 real estate holding company)*
                           Director, Scudder Latin America Investment Trust PLC
                                (investment company)@
                           Incorporator, Scudder Trust Company (a trust company)+++
                           Director, Fiduciary Trust Company (banking & trust company) Boston, MA
                           Director, Fiduciary Company Incorporated (banking & trust company) Boston, MA
                           Trustee, New England Aquarium, Boston, MA

Kathryn L. Quirk           Director & Secretary, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Vice President, Scudder Fund, Inc. (investment company)**
                           Vice President, Scudder Institutional Fund, Inc. (investment company)**

                                Part C - Page 14

                           Vice President & Assistant Secretary, Scudder World Income Opportunities Fund, Inc.
                                 (investment company)**
                           Vice President & Assistant Secretary, The Korea Fund, Inc. (investment company)**
                           Vice President & Assistant Secretary, The Argentina Fund, Inc. (investment company)**
                           Vice President & Assistant Secretary, The Brazil Fund, Inc. (investment company)**
                           Vice President & Assistant Secretary, Scudder International Fund, Inc. (investment company)**
                           Vice President & Assistant Secretary, Scudder Equity Trust (investment company)**
                           Vice President & Assistant Secretary, Scudder Securities Trust (investment company)*
                           Vice President & Assistant Secretary, Scudder Funds Trust (investment company)**
                           Vice President & Assistant Secretary, Scudder Global Fund, Inc. (investment company)**
                           Vice President & Assistant Secretary, Montgomery Street Income Securities, Inc.
                                 (investment company)o
                           Vice President & Assistant Secretary, Scudder Mutual Funds, Inc. (investment company)**
                           Vice President & Assistant Secretary, Scudder New Europe Fund, Inc. (investment company)**
                           Vice President & Assistant Secretary, Scudder Variable Life Investment Fund (investment company)*
                           Vice President & Assistant Secretary, The First Iberian Fund, Inc. (investment company)**
                           Vice President & Assistant Secretary, The Latin America Dollar Income Fund, Inc.
                                 (investment company)**
                           Vice President & Secretary, AARP Growth Trust (investment company)**
                           Vice President & Secretary, AARP Income Trust (investment company)**
                           Vice President & Secretary, AARP Tax Free Income Trust (investment company)**
                           Vice President & Secretary, AARP Cash Investment Funds (investment company)**
                           Vice President, Scudder GNMA Fund (investment company)*
                           Vice President & Secretary, The Japan Fund, Inc. (investment company)**
                           Director, Vice President & Secretary, Scudder Fund Accounting Corporation (in-house fund accounting agent)*
                           Senior Vice President, Scudder Investor Services, Inc. (broker/dealer)*
                           Director, Vice President & Secretary, Scudder Realty Holdings Corporation (a real estate holding company)*
                           Vice President & Assistant Secretary, Scudder Precious Metals, Inc. xxx

Cornelia M. Small          Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Vice President, Scudder Global Fund, Inc. (investment company)**
                           Vice President, AARP Cash Investment Funds (investment company)**
                           Vice President, AARP Growth Trust (investment company)**
                           Vice President, AARP Income Trust (investment company)**
                           Vice President, AARP Tax Free Income Trust (investment company)**

Edmond D. Villani          Director, President & Chief Executive Officer, Scudder, Stevens & Clark, Inc.
                                 (investment adviser)**
                           Chairman & Director, Scudder New Asia Fund, Inc. (investment company)**
                           Chairman & Director, The Argentina Fund, Inc. (investment company)**
                           Director, Scudder Realty Advisors, Inc. (realty investment adviser) x
                           Supervisory Director, Scudder Mortgage Fund (investment company) +
                           Chairman & Director, The Latin America Dollar Income Fund, Inc. (investment company)**
                           Director, Scudder, Stevens & Clark Japan, Inc. (investment adviser)###
                           Chairman & Director, Scudder World Income Opportunities Fund, Inc.  (investment company)**

                                Part C - Page 15

                           Supervisory Director, Scudder Floating Rate Funds for Fannie Mae Mortgage Securities I
                                 & II (investment company)+
                           Director, The Brazil Fund, Inc. (investment company)**
                           Director, Indosuez High Yield Bond Fund (investment company) Luxembourg
                           President & Director, Scudder, Stevens & Clark Overseas Corporationoo
                           President & Director, Scudder, Stevens & Clark Corporation (Delaware) (investment adviser)**
                           Director, IBJ Global Investment Management S.A., (Luxembourg investment management company) Luxembourg, Grand-Duchy of Luxembourg

Stephen A. Wohler          Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Vice President, Montgomery Street Income Securities, Inc. (investment company)o


         *        Two International Place, Boston, MA
         x        333 South Hope Street, Los Angeles, CA
         **       345 Park Avenue, New York, NY
         ++       Two Prudential Plaza, 180 N. Stetson Avenue, Chicago, IL
         +++      5 Industrial Way, Salem, NH
         o        101 California Street, San Francisco, CA
         #        Societe Anonyme, 47, Boulevard Royal, L-2449 Luxembourg, R.C. Luxembourg B 34.564
         +        John B. Gorsiraweg 6, Willemstad Curacao, Netherlands Antilles
         xx       De Ruyterkade 62, P.O. Box 812, Willemstad Curacao, Netherlands Antilles
         ##       2 Boulevard Royal, Luxembourg
         ***      B1 2F3F 248 Section 3, Nan King East Road, Taipei, Taiwan
         xxx      Grand Cayman, Cayman Islands, British West Indies
         oo       20-5, Ichibancho, Chiyoda-ku, Tokyo, Japan
         ###      1-7, Kojimachi, Chiyoda-ku, Tokyo, Japan
         @        c/o Sinclair Hendersen Limited, 23 Cathedral Yard, Exeter, Devon


Item 29.          Principal Underwriters.
--------          -----------------------

         (a)      Scudder California Tax Free Trust
                  Scudder Cash Investment Trust
                  Scudder Equity Trust
                  Scudder Fund, Inc.
                  Scudder Funds Trust
                  Scudder Global Fund, Inc.
                  Scudder GNMA Fund
                  Scudder Institutional Fund, Inc.
                  Scudder International Fund, Inc.
                  Scudder Investment Trust
                  Scudder Municipal Trust
                  Scudder Mutual Funds, Inc.
                  Scudder Portfolio Trust
                  Scudder Securities Trust
                  Scudder State Tax Free Trust
                  Scudder Tax Free Money Fund
                  Scudder Tax Free Trust
                  Scudder U.S. Treasury Money Fund
                  Scudder Variable Life Investment Fund
                  AARP Cash Investment Funds
                  AARP Growth Trust
                  AARP Income Trust
                  AARP Tax Free Income Trust
                  The Japan Fund, Inc.

                                Part C - Page 16

         (b)


         (1)                               (2)                                     (3)

         Name and Principal                Position and Offices with               Positions and
         Business Address                  Scudder Investor Services, Inc.         Offices with Registrant
         ----------------                  -------------------------------         -----------------------
         E. Michael Brown                  Assistant Treasurer                     None
         Two International Place
         Boston, MA  02110

         Mark S. Casady                    Director and Vice President             None
         Two International Place
         Boston, MA  02110

         Linda Coughlin                    Director and Senior Vice President      None
         Two International Place
         Boston, MA  02110

         Richard W. Desmond                Vice President                          None
         345 Park Avenue
         New York, NY  10154

         Coleen Downs Dinneen              Assistant Clerk                         Assistant Secretary
         Two International Place
         Boston, MA  02110

         Paul J. Elmlinger                 Senior Vice President                   None
         345 Park Avenue
         New York, NY  10154

         Margaret D. Hadzima               Assistant Treasurer                     None
         Two International Place
         Boston, MA  02110

         Thomas W. Joseph                  Director, Vice President,               Vice President
         Two International Place           Treasurer and Assistant Clerk
         Boston, MA 02110

         Dudley H. Ladd                    Director and Senior Vice President      None
         Two International Place
         Boston, MA 02110

         David S. Lee                      Director, President and Assistant       Vice President
         Two International Place           Treasurer
         Boston, MA 02110

         Thomas F. McDonough               Clerk                                   None
         Two International Place
         Boston, MA 02110

         Thomas H. O'Brien                 Assistant Treasurer                     None
         345 Park Avenue
         New York, NY  10154

                                Part C - Page 17

         Name and Principal                Position and Offices with               Positions and
         Business Address                  Scudder Investor Services, Inc.         Offices with Registrant
         ----------------                  -------------------------------         -----------------------

         Edward J. O'Connell               Assistant Treasurer                     Vice President and
         345 Park Avenue                                                           Assistant Secretary
         New York, NY 10154

         Daniel Pierce                     Director, Vice President                Vice President and Trustee
         Two International Place           and Assistant Treasurer
         Boston, MA 02110

         Kathryn L. Quirk                  Senior Vice President                   Vice President and
         345 Park Avenue                                                           Assistant Secretary
         New York, NY  10154

         Edmund J. Thimme                  Director and Vice President             None
         345 Park Avenue
         New York, NY  10154

         David B. Watts                    Assistant Treasurer                     President and Trustee
         Two International Place
         Boston, MA 02110

         Linda J. Wondrack                 Vice President                          None
         Two International Place
         Boston, MA 02110

         The Underwriter has employees who are denominated officers of an operational area. Such persons do not have corporation-wide responsibilities and are not considered officers for the purpose of this Item 29.

         (c)


                     (1)                     (2)                 (3)                 (4)                 (5)
                                       Net Underwriting    Compensation on
              Name of Principal         Discounts and        Redemptions          Brokerage            Other
                 Underwriter             Commissions       and Repurchases       Commissions        Compensation
                 -----------             -----------       ---------------       -----------        ------------
               Scudder Investor              None                None                None               None
                Services, Inc.

Item 30.          Location of Accounts and Records.
--------          ---------------------------------

                  Certain accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are maintained by Scudder, Stevens & Clark, Inc., Two International Place, Boston, MA 02110-4103. Records relating to the duties of the Registrant's custodian are maintained by State Street Bank and Trust Company, Heritage Drive, North Quincy, Massachusetts. Records relating to the duties of the Registrant's transfer agent are maintained by Scudder Service Corporation, Two International Place, Boston, Massachusetts 02110-4103.

Item 31.          Management Services.
--------          --------------------

                  Inapplicable.

Item 32.          Undertakings.
--------          -------------

                  Inapplicable.

                                Part C - Page 18

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on the 23rd day of October, 1996.


                         SCUDDER VARIABLE LIFE INVESTMENT FUND

                         By    /s/Thomas F. McDonough
                               -------------------------------------------------
                               Thomas F. McDonough, Vice President and Secretary


         Pursuant to the requirements of the Securities Act of 1933, this amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE                                   TITLE                                        DATE


/s/David B. Watts
--------------------------------------
David B. Watts*                             President (Principal Executive               October 23, 1996
                                            Officer) and Trustee


/s/Daniel Pierce
--------------------------------------
Daniel Pierce*                              Vice President and Trustee                   October 23, 1996


/s/Dr. Kenneth Black, Jr.
--------------------------------------
Dr. Kenneth Black, Jr.*                     Trustee                                      October 23, 1996


/s/Dr. Rosita P. Chang
--------------------------------------
Dr. Rosita P. Chang*                        Trustee                                      October 23, 1996


/s/Peter B. Freeman
--------------------------------------
Peter B. Freeman*                           Trustee                                      October 23, 1996


/s/Dr. J. D. Hammond
--------------------------------------
Dr. J. D. Hammond*                          Trustee                                      October 23, 1996




/s/Pamela A. McGrath
--------------------------------------
Pamela A. McGrath                           Treasurer (Principal Financial and           October __, 1996
                                            Accounting Officer) and Vice President


By:      /s/Thomas F. McDonough
         Thomas F. McDonough**

** Attorney-in-fact pursuant to the powers of attorney contained in the signature pages of Post-Effective
         Amendment No. 9 to the Registration Statement filed March 3, 1989 and Post-Effective Amendment No. 19 to the
         Registration Statement filed May 1, 1996.


                                      2